PROSPECTUS

MAY 1, 1998

THE PRUDENTIAL
SERIES FUND, INC.

THIS PROSPECTUS IS FOR USE ONLY WITH THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24, AS IT DESCRIBES ONLY THE PORTFOLIOS AVAILABLE FOR INVESTMENT THROUGH THAT ACCOUNT. THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS FOR THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. Seven of the Series Fund's Portfolios are currently available for investment by Participants in Prudential's MEDLEY(SM) Program through corresponding subaccounts of The Prudential Variable Contract Account-24. The Portfolios are: the Diversified Bond Portfolio, the Government Income Portfolio, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the Stock Index Portfolio, the Equity Portfolio, and the Global Portfolio. A separate class of capital stock is issued for each portfolio. Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.


           ----------------------------------------------------------

THE INVESTMENT OBJECTIVES OF THE SEVEN PORTFOLIOS CAN BE FOUND ON THE NEXT PAGE.

           ----------------------------------------------------------


Information contained in this prospectus should be read carefully by a prospective investor before an investment is made. Additional information about the Series Fund has been filed with the Securities and Exchange Commission in a statement of additional information, dated May 1, 1998, which information is incorporated herein by reference and is available without charge upon written request to The Prudential Insurance Company of America, c/o Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789, or by telephoning 1 (800) 458-6333.


           ----------------------------------------------------------


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        THE PRUDENTIAL SERIES FUND, INC.
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 437-4016

PSF-1A Ed 5-98

             INVESTMENT OBJECTIVES OF THE PORTFOLIOS ARE AS FOLLOWS:

FIXED INCOME PORTFOLIOS

DIVERSIFIED BOND PORTFOLIO. A high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

GOVERNMENT INCOME PORTFOLIO. Achievement of a high level of income over the longer term consistent with the preservation of capital through investment primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. Achievement of a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

FLEXIBLE MANAGED PORTFOLIO. Achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

DIVERSIFIED STOCK PORTFOLIOS

STOCK INDEX PORTFOLIO. Achievement of investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate by following a policy of attempting to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

EQUITY PORTFOLIO. Capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

GLOBAL PORTFOLIO. Long-term growth of capital through investment primarily in common stock and common stock equivalents of foreign and domestic issuers. Current income, if any, is incidental.

There can be no assurance that the objectives of any portfolio will be realized. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS, page 6. The Series Fund may in the future establish other portfolios with different investment objectives.

                                    CONTENTS

                                                                            Page

FINANCIAL HIGHLIGHTS........................................................   1

PORTFOLIO RATES OF RETURN...................................................   5

THE SERIES FUND.............................................................   6

THE ACCOUNTS AND THE CONTRACTS..............................................   6

INVESTMENT MANAGER..........................................................   6

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS........................   6
         FIXED INCOME PORTFOLIOS............................................   7
         Diversified Bond Portfolio.........................................   7
         Government Income Portfolio........................................   7
         BALANCED PORTFOLIOS................................................  10
         Conservative Balanced Portfolio....................................  10
         Flexible Managed Portfolio.........................................  11
         DIVERSIFIED STOCK PORTFOLIOS.......................................  12
         Stock Index Portfolio..............................................  12
         Equity Portfolio...................................................  14
         Global Portfolio...................................................  14
         CONVERTIBLE SECURITIES.............................................  15
         LOAN PARTICIPATIONS................................................  16
         FOREIGN SECURITIES.................................................  16
         RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES
           RATED BELOW INVESTMENT GRADE.....................................  17
         OPTIONS ON EQUITY SECURITIES.......................................  17
         OPTIONS ON DEBT SECURITIES.........................................  18
         OPTIONS ON STOCK INDICES...........................................  19
         OPTIONS ON FOREIGN CURRENCIES......................................  20
         FUTURES CONTRACTS..................................................  20
         OPTIONS ON FUTURES CONTRACTS.......................................  21
         REPURCHASE AGREEMENTS..............................................  21
         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.....................  21
         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES........................  22
         SHORT SALES........................................................  22
         SHORT SALES AGAINST THE BOX........................................  23
         INTEREST RATE SWAPS................................................  23
         LOANS OF PORTFOLIO SECURITIES......................................  23

INVESTMENT RESTRICTIONS APPLICABLE TO THE PORTFOLIOS........................  23

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES.............................  23

PURCHASE AND REDEMPTION OF SHARES...........................................  24

DETERMINATION OF NET ASSET VALUE............................................  24

DIVIDENDS, DISTRIBUTIONS, AND TAXES.........................................  25

OTHER INFORMATION CONCERNING THE SERIES FUND................................  26
         INCORPORATION AND AUTHORIZED STOCK.................................  26
         VOTING RIGHTS......................................................  26
         MONITORING FOR POSSIBLE CONFLICT...................................  26
         PERIODIC REPORTS...................................................  27
         PORTFOLIO BROKERAGE AND RELATED PRACTICES..........................  27
         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.......................  27
         YEAR 2000..........................................................  27
         ADDITIONAL INFORMATION.............................................  27

APPENDIX: SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO MAY CURRENTLY
  INVEST....................................................................  A1

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.

                                                              DIVERSIFIED BOND
                    ----------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,
                    ----------------------------------------------------------------------------------------------------
                      1997      1996    1995(a)   1994(a)     1993(a)   1992(a)   1991(a)   1990(a)   1989(a)   1988(a)
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $  11.07  $  11.31  $  10.04  $  11.10    $  10.83  $  11.00  $  10.33  $  10.32  $   9.94  $  10.04
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income..........      0.80      0.76      0.76      0.68        0.68      0.76      0.80      0.83      0.89      0.88
Net realized and
  unrealized gains
  (losses) on
  investments.....      0.11     (0.27)     1.29     (1.04)       0.40      0.01      0.84     (0.01)     0.42     (0.07)
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
    Total from
      investment
     operations...      0.91      0.49      2.05     (0.36)       1.08      0.77      1.64      0.82      1.31      0.81
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........     (0.83)    (0.73)    (0.75)    (0.68)      (0.66)    (0.72)    (0.78)    (0.81)    (0.85)    (0.91)
Distributions from
  net realized
  gains...........     (0.13)       --     (0.03)    (0.02)      (0.15)    (0.22)    (0.19)       --     (0.08)       --
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
    Total
  distributions...     (0.96)    (0.73)    (0.78)    (0.70)      (0.81)    (0.94)    (0.97)    (0.81)    (0.93)    (0.91)
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
Net Asset Value,
  end of year.....  $  11.02  $  11.07  $  11.31  $  10.04    $  11.10  $  10.83  $  11.00  $  10.33  $  10.32  $   9.94
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
                    --------  --------  --------  --------    --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT
  RETURN(b).......      8.57%     4.40%    20.73%    (3.23)%     10.13%     7.19%    16.44%     8.32%    13.49%     8.19%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in
  millions).......    $816.7    $720.2    $655.8    $541.6      $576.2    $428.8    $318.7    $227.7    $191.1    $148.8
Ratios to average
  net assets:
  Expenses........      0.43%     0.45%     0.44%     0.45%       0.46%     0.47%     0.49%     0.47%     0.53%     0.53%
  Net investment
    income........      7.18%     6.89%     7.00%     6.41%       6.05%     6.89%     7.43%     8.06%     8.56%     8.52%
Portfolio turnover
  rate............       224%      210%      199%       32%         41%       61%      131%       42%      273%      222%

                                                             GOVERNMENT INCOME
                    ----------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                                       MAY 1, 1989(d)
                                                     DECEMBER 31,                                            TO
                    -------------------------------------------------------------------------------     DECEMBER 31,
                      1997      1996    1995(a)   1994(a)     1993(a)  1992(a)   1991(a)   1990(a)         1989(a)
                    --------  --------  --------  --------    -------  --------  --------  --------  -------------------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  period..........  $  11.22  $  11.72  $  10.46  $  11.78    $ 11.09  $  11.13  $  10.15  $  10.32       $  10.02
                    --------  --------  --------  --------    -------  --------  --------  --------       --------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income..........      0.75      0.75      0.74      0.70       0.70      0.73      0.73      0.79           0.54
Net realized and
  unrealized gains
  (losses) on
  investments.....      0.30     (0.51)     1.28     (1.31)      0.68     (0.09)     0.85     (0.17)          0.61
                    --------  --------  --------  --------    -------  --------  --------  --------       --------
    Total from
      investment
     operations...      1.05      0.24      2.02     (0.61)      1.38      0.64      1.58      0.62           1.15
                    --------  --------  --------  --------    -------  --------  --------  --------       --------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........     (0.75)    (0.74)    (0.76)    (0.71)     (0.64)    (0.59)    (0.60)    (0.77)         (0.49)
Distributions from
  net realized
  gains...........        --        --        --        --      (0.05)    (0.09)       --     (0.02)         (0.36)
                    --------  --------  --------  --------    -------  --------  --------  --------       --------
    Total
  distributions...     (0.75)    (0.74)    (0.76)    (0.71)     (0.69)    (0.68)    (0.60)    (0.79)         (0.85)
                    --------  --------  --------  --------    -------  --------  --------  --------       --------
Net Asset Value,
  end of period...  $  11.52  $  11.22  $  11.72  $  10.46    $ 11.78  $  11.09  $  11.13  $  10.15       $  10.32
                    --------  --------  --------  --------    -------  --------  --------  --------       --------
                    --------  --------  --------  --------    -------  --------  --------  --------       --------
TOTAL INVESTMENT
  RETURN(b).......      9.67%     2.22%    19.48%    (5.16)%    12.56%     5.85%    16.11%     6.34%         11.60%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (in
  millions).......    $429.6    $482.0    $501.8    $487.6     $540.1    $315.5     $95.0     $23.7          $17.0
Ratios to average
  net assets:
  Expenses........      0.44%     0.46%     0.45%     0.45%      0.46%     0.53%     0.58%     0.74%          0.50%(c)
  Net investment
    income........      6.40%     6.38%     6.55%     6.30%      5.91%     6.58%     6.97%     7.86%          5.06%(c)
Portfolio turnover
  rate............        88%       95%      195%       34%        19%       81%      127%      379%           209%

----------

(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

(c)  Annualized.

(d)  Commencement of Investment operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                 1 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.

                                                              CONSERVATIVE BALANCED
                    ---------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                    ---------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)     1993(a)   1992(a)    1991(a)    1990(a)   1989(a)   1988(a)
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   15.52  $   15.31  $   14.10  $  14.91    $ 14.24  $   14.32  $   13.06  $   13.36  $  12.30  $  11.89
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income..........       0.76       0.66       0.63      0.53       0.49       0.56       0.69       0.82      0.89      0.77
Net realized and
  unrealized gains
  (losses) on
  investments.....       1.26       1.24       1.78     (0.68)      1.23       0.41       1.74      (0.14)     1.15      0.43
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
    Total from
      investment
     operations...       2.02       1.90       2.41     (0.15)      1.72       0.97       2.43       0.68      2.04      1.20
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.76)     (0.66)     (0.64)    (0.51)     (0.47)     (0.54)     (0.67)     (0.81)    (0.89)    (0.79)
Distributions from
  net realized
  gains...........      (1.81)     (1.03)     (0.56)    (0.15)     (0.58)     (0.51)     (0.50)     (0.17)    (0.09)       --
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
    Total
  distributions...      (2.57)     (1.69)     (1.20)    (0.66)     (1.05)     (1.05)     (1.17)     (0.98)    (0.98)    (0.79)
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
Net Asset Value,
  end of year.....  $   14.97  $   15.52  $   15.31  $  14.10    $ 14.91  $   14.24  $   14.32  $   13.06  $  13.36  $  12.30
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  --------  --------
TOTAL INVESTMENT
  RETURN(b).......      13.45%     12.63%     17.27%    (0.97)%    12.20%      6.95%     19.07%      5.27%    16.99%    10.19%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in
  millions).......   $4,744.2   $4,478.8   $3,940.8  $3,501.1    $3,103.2  $2,114.0   $1,500.0   $1,100.2    $976.0    $815.6
Ratios to average
  net assets:
  Expenses........       0.56%      0.59%      0.58%     0.61%      0.60%      0.62%      0.63%      0.65%     0.64%     0.65%
  Net investment
    income........       4.48%      4.13%      4.19%     3.61%      3.22%      3.88%      4.89%      6.21%     6.81%     6.22%
Portfolio turnover
  rate............        295%       295%       201%      125%        79%        62%       115%        44%      154%      111%
Average commission
  rate paid per
  share...........    $0.0563    $0.0554        N/A       N/A        N/A        N/A        N/A        N/A       N/A       N/A

                                                                 FLEXIBLE MANAGED
                    -----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                   DECEMBER 31,
                    -----------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)     1993(a)   1992(a)    1991(a)    1990(a)    1989(a)    1988(a)
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   17.79  $   17.86  $   15.50  $  16.96    $ 16.01  $   16.29  $   14.00  $   14.45  $   13.12  $   12.33
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income..........       0.59       0.57       0.56      0.47       0.57       0.58       0.65       0.72       0.82       0.72
Net realized and
  unrealized gains
  (losses) on
  investments.....       2.52       1.79       3.15     (1.02)      1.88       0.61       2.81      (0.47)      1.99       0.84
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
    Total from
      investment
     operations...       3.11       2.36       3.71     (0.55)      2.45       1.19       3.46       0.25       2.81       1.56
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.58)     (0.58)     (0.56)    (0.45)     (0.57)     (0.56)     (0.66)     (0.70)     (0.81)     (0.77)
Distributions from
  net realized
  gains...........      (3.04)     (1.85)     (0.79)    (0.46)     (0.93)     (0.91)     (0.51)        --      (0.67)        --
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
    Total
  distributions...      (3.62)     (2.43)     (1.35)    (0.91)     (1.50)     (1.47)     (1.17)     (0.70)     (1.48)     (0.77)
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
  end of year.....  $   17.28  $   17.79  $   17.86  $  15.50    $ 16.96  $   16.01  $   16.29  $   14.00  $   14.45  $   13.12
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
                    ---------  ---------  ---------  --------    -------  ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT
  RETURN(b).......      17.96%     13.64%     24.13%    (3.16)%    15.58%      7.61%     25.43%      1.91%     21.77%     12.83%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in
  millions).......   $5,490.1   $4,896.9   $4,261.2  $3,481.5    $3,292.2  $2,435.6   $1,990.7   $1,507.8   $1,386.5   $1,103.9
Ratios to average
  net assets:
  Expenses........       0.62%      0.64%      0.63%     0.66%      0.66%      0.67%      0.67%      0.69%      0.69%      0.70%
  Net investment
    income........       3.02%      3.07%      3.30%     2.90%      3.30%      3.63%      4.23%      5.13%      5.66%      5.52%
Portfolio turnover
  rate............        227%       233%       173%      124%        63%        59%        93%        52%       141%       128%
Average commission
  rate paid per
  share...........    $0.0569    $0.0563        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A

----------

(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                 2 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.

                                                                  STOCK INDEX
                    -------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                    -------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)   1993(a)   1992(a)   1991(a)   1990(a)     1989(a)   1988(a)
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   23.74  $   19.96  $   14.96  $  15.20  $  14.22  $  13.61  $  10.76  $  11.73    $   9.45  $   8.53
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income..........       0.43       0.40       0.40      0.38      0.36      0.35      0.35      0.36        0.33      0.36
Net realized and
  unrealized gains
  (losses) on
  investments.....       7.34       4.06       5.13     (0.23)     1.00      0.60      2.82     (0.79)       2.57      0.95
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
    Total from
      investment
     operations...       7.77       4.46       5.53      0.15      1.36      0.95      3.17     (0.43)       2.90      1.31
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.42)     (0.40)     (0.38)    (0.37)    (0.35)    (0.33)    (0.31)    (0.31)      (0.35)    (0.39)
Distributions from
  net realized
  gains...........      (0.87)     (0.28)     (0.15)    (0.02)    (0.03)    (0.01)    (0.01)    (0.23)      (0.27)       --
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
    Total
  distributions...      (1.29)     (0.68)     (0.53)    (0.39)    (0.38)    (0.34)    (0.32)    (0.54)      (0.62)    (0.39)
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
Net Asset Value,
  end of year.....  $   30.22  $   23.74  $   19.96  $  14.96  $  15.20  $  14.22  $  13.61  $  10.76    $  11.73  $   9.45
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  --------
TOTAL INVESTMENT
  RETURN(b).......      32.83%     22.57%     37.06%     1.01%     9.66%     7.13%    29.72%    (3.63)%     30.93%    15.44%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in
  millions).......   $2,448.2   $1,581.4   $1,031.3    $664.5    $615.1    $433.5    $236.9    $104.5       $53.8     $36.0
Ratios to average
  net assets:
  Expenses........       0.37%      0.40%      0.38%     0.42%     0.42%     0.46%     0.47%     0.60%       0.69%     0.78%
  Net investment
    income........       1.55%      1.95%      2.27%     2.50%     2.43%     2.56%     2.82%     3.23%       2.95%     3.87%
Portfolio turnover
  rate............          5%         1%         1%        2%        1%        1%        1%       18%         15%       16%
Average commission
  rate paid per
  share...........    $0.0235    $0.0250        N/A       N/A       N/A       N/A       N/A       N/A         N/A       N/A

                                                                       EQUITY
                    ------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,
                    ------------------------------------------------------------------------------------------------------------
                      1997       1996      1995(a)   1994(a)   1993(a)   1992(a)   1991(a)   1990(a)     1989(a)      1988(a)
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
PER SHARE OPERATING
  PERFORMANCE:
Net Asset Value,
  beginning of
  year............  $   26.96  $   25.64  $   20.66  $  21.49  $  18.90  $  17.91  $  15.45  $  18.54    $  15.46     $  13.62
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income..........       0.69       0.71       0.55      0.51      0.42      0.44      0.48      0.58        0.47         0.40
Net realized and
  unrealized gains
  (losses) on
  investments.....       5.88       3.88       5.89      0.05      3.67      2.05      3.42     (1.58)       4.07         1.91
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
    Total from
      investment
     operations...       6.57       4.59       6.44      0.56      4.09      2.49      3.90     (1.00)       4.54         2.31
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income..........      (0.70)     (0.67)     (0.52)    (0.49)    (0.40)    (0.44)    (0.48)    (0.56)      (0.50)       (0.47)
Distributions from
  net realized
  gains...........      (1.76)     (2.60)     (0.94)    (0.90)    (1.10)    (1.06)    (0.96)    (1.53)      (0.96)          --
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
    Total
  distributions...      (2.46)     (3.27)     (1.46)    (1.39)    (1.50)    (1.50)    (1.44)    (2.09)      (1.46)       (0.47)
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
Net Asset Value,
  end of year.....  $   31.07  $   26.96  $   25.64  $  20.66  $  21.49  $  18.90  $  17.91  $  15.45    $  18.54     $  15.46
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
                    ---------  ---------  ---------  --------  --------  --------  --------  --------    --------  -------------
TOTAL INVESTMENT
  RETURN(b).......      24.66%     18.52%     31.29%     2.78%    21.87%    14.17%    26.01%    (5.21)%     29.73%       17.05%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in
  millions).......   $6,024.0   $4,814.0   $3,813.8  $2,617.8  $2,186.5  $1,416.6  $1,032.8    $700.5      $675.5       $500.1
Ratios to average
  net assets:
  Expenses........       0.46%      0.50%      0.48%     0.55%     0.53%     0.53%     0.51%     0.56%       0.56%        0.57%
  Net investment
    income........       2.27%      2.54%      2.28%     2.39%     1.99%     2.33%     2.66%     3.37%       2.66%        2.67%
Portfolio turnover
  rate............         13%        20%        18%        7%       13%       16%       21%       85%         74%          62%
Average commission
  rate paid per
  share...........    $0.0336    $0.0524        N/A       N/A       N/A       N/A       N/A       N/A         N/A          N/A

----------

(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a one year are not annualized.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                 3 - SERIES FUND

                        THE PRUDENTIAL SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

The following highlights for the two years ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by other independent auditors, whose report thereon was also unqualified. Price Waterhouse LLP's report is included in the Statement of Additional Information.

                                                                       GLOBAL
                 ------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                                               SEPTEMBER 19,
                                                         DECEMBER 31,                                               1988(d) TO
                 ---------------------------------------------------------------------------------------------     DECEMBER 31,
                  1997      1996    1995(a)   1994(a)     1993(a)   1992(a)     1991(a)   1990(a)     1989(a)         1988(a)
                 -------  --------  --------  --------    --------  --------    --------  --------    --------  -------------------
PER SHARE
  OPERATING
  PERFORMANCE:
Net Asset
  Value,
  beginning of
  year.........  $ 17.85  $  15.53  $  13.88  $  14.64    $  10.37  $  10.79    $   9.87  $  11.55    $  10.51        $   9.82
                 -------  --------  --------  --------    --------  --------    --------  --------    --------        --------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income.......     0.09      0.11      0.06      0.02        0.02      0.05        0.09      0.20        0.08            0.05
Net realized
  and
  unrealized
  gains
  (losses) on
 investments...     1.11      2.94      2.14     (0.74)       4.44     (0.42)       1.02     (1.80)       1.81            0.79
                 -------  --------  --------  --------    --------  --------    --------  --------    --------        --------
    Total from
     investment
  operations...     1.20      3.05      2.20     (0.72)       4.46     (0.37)       1.11     (1.60)       1.89            0.84
                 -------  --------  --------  --------    --------  --------    --------  --------    --------        --------
LESS
  DISTRIBUTIONS:
Dividends from
  net
  investment
  income.......    (0.13)    (0.11)    (0.24)    (0.02)      (0.08)    (0.05)      (0.10)    (0.07)      (0.07)          (0.15)
Dividends in
  excess of net
  investment
  income.......    (0.10)       --        --        --          --        --          --        --          --              --
Distributions
  from net
  realized
  gains........    (0.90)    (0.62)    (0.31)    (0.02)      (0.11)       --       (0.09)    (0.01)      (0.78)             --
                 -------  --------  --------  --------    --------  --------    --------  --------    --------        --------
    Total
    distributions  (1.13)    (0.73)    (0.55)    (0.04)      (0.19)    (0.05)      (0.19)    (0.08)      (0.85)          (0.15)
                 -------  --------  --------  --------    --------  --------    --------  --------    --------        --------
Net Asset
  Value, end of
  year.........  $ 17.92  $  17.85  $  15.53  $  13.88    $  14.64  $  10.37    $  10.79  $   9.87    $  11.55        $  10.51
                 -------  --------  --------  --------    --------  --------    --------  --------    --------        --------
                 -------  --------  --------  --------    --------  --------    --------  --------    --------        --------
TOTAL
  INVESTMENT
  RETURN(b)....     6.98%    19.97%    15.88%    (4.89)%     43.14%    (3.42)%     11.39%   (12.91)%     18.82%           8.57%
RATIOS/
  SUPPLEMENTAL
  DATA:
Net assets, end
  of year (in
  millions)....   $638.4    $580.6    $400.1    $345.7      $129.1     $34.0       $34.3     $26.2       $29.4           $26.9
Ratios to
  average net
  assets:
  Expenses.....     0.85%     0.92%     1.06%     1.23%       1.44%     1.87%       1.62%     1.67%       1.47%           0.42%(c)
  Net
    investment
    income.....     0.47%     0.64%     0.44%     0.20%       0.18%     0.49%       0.92%     1.92%       0.70%           0.51%(c)
Portfolio
  turnover
  rate.........       70%       41%       59%       37%         55%       78%        136%       43%         48%              6%
Average
  commission
  rate paid per
  share........  $0.0247   $0.0358       N/A       N/A         N/A       N/A         N/A       N/A         N/A             N/A

(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

(c)  Annualized.

(d)  Commencement of Operations.

This information should be read in conjunction with the financial statements of The Prudential Series Fund, Inc. and notes thereto, which appear in the Statement of Additional Information.

Further information about performance of the portfolios is contained in the Annual Report to Contract Owners which may be obtained without charge.

                                 4 - SERIES FUND

                            PORTFOLIO RATES OF RETURN

The following table, based upon the immediately preceding financial highlights for the Series Fund, shows first the average annual compounded net rates of return for each Portfolio for the year ended December 31, 1997, for the 5 year and 10 year periods ending on that date, and from the inception date of each Portfolio to December 31, 1997. These rates of return should not be regarded as an estimate or prediction of future performance. They may be useful in assessing the competence and performance of the Series Fund's investment advisor and in helping you to decide which portfolios to choose. THIS INFORMATION RELATES ONLY TO THE SERIES FUND AND DOES NOT REFLECT THE VARIOUS OTHER CHARGES MADE UNDER THE CONTRACTS.

                                                          5 YEARS     10 YEARS    INCEPTION TO
                              INCEPTION    YEAR ENDED      ENDED        ENDED         DATE
        PORTFOLIO               DATE        12/31/97     12/31/97     12/31/97      12/31/97
--------------------------  -------------  -----------  -----------  -----------  -------------
DIVERSIFIED BOND                   5/83          8.57%        7.84%        9.24%         9.39%
GOVERNMENT INCOME                  5/89          9.67%        7.41%         N/A          8.85%
CONSERVATIVE BALANCED              5/83         13.45%       10.74%       11.15%        10.80%
FLEXIBLE MANAGED                   5/83         17.96%       13.25%       13.41%        12.18%
STOCK INDEX                       10/87         32.83%       19.84%       17.47%        17.92%
EQUITY                             5/83         24.66%       19.43%       17.54%        15.55%
GLOBAL                             9/88          6.98%       15.10%         N/A         10.10%

                                 5 - SERIES FUND

                                 THE SERIES FUND

The Prudential Series Fund, Inc. (the "Series Fund"), a diversified open-end management investment company, is a Maryland corporation organized on November 15, 1982. The Prudential Variable Contract Account-24 may currently invest in seven of the Series Fund's Portfolios: the Diversified Bond Portfolio, the Government Income Portfolio, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the Stock Index Portfolio, the Equity Portfolio, and the Global Portfolio. Each portfolio is, for investment purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each portfolio. In other respects the Series Fund is treated as one entity. Each share of capital stock issued with respect to a portfolio has a pro-rata interest in the assets of that portfolio and has no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Series Fund. The Series Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission ("SEC") over the Series Fund's management or its investment policies or practices.

                         THE ACCOUNTS AND THE CONTRACTS

Shares in the Series Fund are currently sold only to separate accounts of The Prudential Insurance Company of America ("Prudential") and certain other insurers to fund benefits under variable life insurance and variable annuity contracts issued by those Companies. All the separate accounts are referred to as the "Accounts," and all the contracts are referred to as the "Contracts." Each Contract owner or Participant allocates the net premiums and the assets relating to the Contract, within the limitations described in the Contracts, among the subaccounts of the Accounts which in turn invest in the corresponding portfolios of the Series Fund. The attached prospectus for the Contracts describes the particular type of Contract selected and the relationship between changes in the value of shares of each portfolio and changes in the benefits payable under the Contracts. The rights of the Accounts as shareholders should be distinguished from the rights of a Contract owner or Participant which are described in the Contracts. The terms "shareholder" or "shareholders" in this prospectus refer to the Accounts.

                               INVESTMENT MANAGER

Prudential is the investment manager of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with the performance of its obligations under an Investment Advisory Agreement with the Series Fund. One of PIC's business groups is Prudential Investments. See INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 23.

Prudential will continue to have responsibility for all investment advisory services under its Investment Advisory Agreement with respect to the Series Fund.

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

Each portfolio of the Series Fund has a different investment objective which it pursues through separate investment policies as described below. Since each portfolio has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. The Series Fund may in the future establish other portfolios with different investment objectives.

The investment objectives of each portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected (which for this purpose and under the 1940 Act means the lesser of: (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares). The policies by which a portfolio seeks to achieve its investment objectives, however, are not fundamental. They may be changed by the Board of Directors of the Series Fund without the approval of the shareholders.

The portfolio turnover rate of the portfolios that were available for investment as of December 31, 1997 can be found in the FINANCIAL HIGHLIGHTS table on pages 1 through 4. The portfolio turnover rate is, generally, the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the portfolio, in each case excluding securities with maturities of 1 year or less. Generally, the higher the portfolio turnover rate, the greater the brokerage costs incurred by a portfolio.

                                 6 - Series Fund

The following paragraphs describe the investment objectives and policies of each portfolio available for investment by Participants in Prudential's MEDLEY Program through corresponding subaccounts of the Prudential Variable Contract Account-24. There is no guarantee that any of these objectives will be met.

FIXED INCOME PORTFOLIOS

DIVERSIFIED BOND PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities that provide attractive yields but do not involve substantial risk of loss of capital through default.

The portfolio seeks to achieve this objective by following the policies of purchasing primarily debt securities of investment grade or, if not rated, of comparable quality in the opinion of the portfolio manager and of investing from time to time a portion of its assets in high quality money market instruments of the kind held in the Money Market Portfolio as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Diversified Bond Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the proportions of intermediate or longer-term securities and short-term debt obligations held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.

At least 80% of the portfolio's holdings (including short-term debt obligations) will generally consist of debt securities that at the time of purchase have a rating within the four highest grades determined by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or a similar nationally-recognized rating service. The portfolio may retain a security whose rating has dropped below the four highest grades as determined by a commercial rating service. Without limitation, the portfolio may invest in obligations of the U.S. Government and its agencies and instrumentalities. The Appendix to the statement of additional information defines the ratings that are given to debt securities by Moody's and S&P and describes the standards applied by them in assigning these ratings.

The remaining assets of the portfolio may be invested in, among other things, debt securities that are not rated within the four highest grades or convertible debt securities, preferred stocks or convertible preferred stocks of any quality. On occasion, however, the portfolio may acquire common stock, not through direct investment but by the conversion of convertible debt securities or the exercise of warrants. For additional information regarding warrants, see INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the statement of additional information. No more than 10% of the value of the total assets of the portfolio will be held in common stocks, and those will usually be sold as soon as a favorable opportunity is available.

The portfolio may invest up to 20% of its total assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. For additional information regarding such securities, see FOREIGN SECURITIES, page 16.

In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) use interest rate swaps; and (v) make short sales. These techniques are described on pages 18 through 23, and further information about some of them is included in the statement of additional information.

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Diversified Bond Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Government Income and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

GOVERNMENT INCOME PORTFOLIO. The objective of this portfolio is to achieve a high level of income over the longer term consistent with the preservation of capital through investment primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government. At least 65% of the total assets of the portfolio will be invested in U.S. Government securities.

The portfolio seeks to achieve this objective by investing at least 65% of its assets in U.S. Treasury securities, obligations issued or guaranteed by U.S. Government agencies and instrumentalities, mortgage-related securities issued by U.S. Government instrumentalities or non-governmental corporations, or related collateralized mortgage

                                 7 - Series Fund
obligations. These instruments are described below. The portfolio may invest up to a total of 35% of its assets in the following four categories: (1) money market instruments of the kind held by the Money Market Portfolio, as described in the Appendix to this prospectus; (2) securities of issuers other than the U.S. Government and related entities, usually foreign governments, where the principal and interest are substantially guaranteed (generally to the extent of 90% thereof) by U.S. Government agencies whose guarantee is backed by the full faith and credit of the United States and where an assurance of payment on the unguaranteed portion is provided for in a comparable way; (3) Foreign Government Securities including debt securities issued or guaranteed, as to payment of principal and interest, by governments, governmental agencies, supranational entities and other governmental entities denominated in U.S. dollars. A supranational entity is an entity constituted by the national governments of several countries to promote economic development (examples of such supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development), the European Investment Bank and the Asian Development Bank); and (4) asset-backed securities rated in either of the top two ratings by Moody's or S&P, or if not rated, determined by the portfolio manager to be of comparable quality. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Government Income Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

U.S. Treasury Securities. U.S. Treasury securities include bills, notes, and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their coupons, the lengths of their maturities, and the dates of their issuances.

Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government include securities that are guaranteed by federal agencies or instrumentalities, and may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration, and the Export-Import Bank are backed by the full faith and credit of the United States. Securities in which the portfolio may invest that are not backed by the full faith and credit of the United States include obligations issued by the Tennessee Valley Authority, The Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. In the case of securities not backed by the full faith and credit of the U.S. Government, the portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government if the agency or instrumentality does not meet its commitments.

U.S. Government Securities are considered among the most creditworthy of fixed income investments. The yields available from U.S. Government Securities are generally lower than the yields available from corporate debt securities. The values of U.S. Government Securities (like those of fixed income securities, generally) will change as interest rates fluctuate. During periods of falling U.S. interest rates, the values of outstanding long-term U.S. Government Securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. Government Securities will not affect investment income from those securities, they will affect the portfolio's net asset value. The proportions of intermediate and long-term securities held in the portfolio will vary to reflect Prudential's assessment of prospective changes in interest rates, so that the portfolio may benefit from relative price appreciation when interest rates decline and suffer lesser declines in value when interest rates rise. The success of this strategy will depend on Prudential's ability to forecast changes in interest rates, and there is a corresponding risk that the value of the securities held in the portfolio will decline.

Mortgage-Related Securities Issued by U.S. Government Instrumentalities or by Non-Governmental Corporations. The portfolio may invest in the following three types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without government guarantee but usually having some form of private credit enhancement. The portfolio may invest in adjustable rate and fixed rate mortgage securities. With respect to private mortgage-backed securities not collateralized by securities of the U.S. Government or its agencies, the portfolio will only purchase such securities rated not lower than Aa by Moody's or AA by S&P or similarly rated by another nationally recognized rating service or, if unrated, of comparable quality in the opinion of the portfolio manager. The mortgages backing these securities include conventional 30 year fixed rate mortgages, 15 year fixed rate mortgages, graduated

                                 8 - Series Fund
payment mortgages, and adjustable rate mortgages ("ARMs"). The mortgage-backed securities may include those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates. The U.S. Government or the issuing agency guarantees the payment of interest and principal of mortgage-backed securities issued by the U.S. Government or its agencies/instrumentalities. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the portfolio's shares. Mortgage-backed securities are in most cases pass-through instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. For example, securities backed by mortgages with 30 year maturities are customarily treated as prepaying fully in the 12th year and securities backed by mortgages with 15 year maturities are customarily treated as prepaying fully in the seventh year. While the timing of prepayments of graduated payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, the portfolio's ability to maintain a portfolio of high yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses. Mortgage-backed securities of the types described under (i) and (ii) above are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities.

Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of pre-payment of principal. However, the major difference between ARMs and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular pre-specified, published interest rate index.

CMOs. The portfolio may also purchase collateralized mortgage obligations ("CMOs"). A CMO is a security issued by a corporation or a U.S. Government instrumentality that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. The portfolio may invest in CMOs issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. With respect to privately issued CMOs, the portfolio will only purchase such securities rated not lower than Aa by Moody's or AA by S&P or similarly rated by another nationally recognized rating service, or if unrated, of comparable quality in the opinion of the portfolio manager. Privately issued CMOs that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA, and CMOs issued by agencies or instrumentalities of the U.S. Government are considered to be U.S. Government Securities for purposes of meeting the requirement that at least 65% of the portfolio's assets be invested in U.S. Government Securities. Neither the United States Government nor any U.S. Government agency guarantees the payment of principal or interest on these securities.

Asset-Backed Securities. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as automobile or credit card receivables. Asset-backed securities present certain risks, including the risk that the underlying obligor on the asset, such as the automobile purchaser or the credit card holder, may default on his or her obligation. In addition, asset-backed securities often do not provide a security interest in the related collateral. For example, credit card receivables are generally unsecured, and for automobile receivables the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold.

In addition, the portfolio may: (i) purchase and sell options on debt securities; (ii) purchase and sell interest rate futures contracts and options thereon; (iii) purchase securities on a when-issued or delayed delivery basis;
(iv) make short sales; and (v) use interest rate swaps. These techniques are described on pages 18 through 23, and further information about some of them is included in the statement of additional information.

Under normal circumstances, this portfolio's turnover rate is not expected to exceed 200%. Purchases of U.S. Government Securities are generally made from dealers at prices which usually include a profit to the dealer. See PORTFOLIO BROKERAGE AND RELATED PRACTICES, page 27.

                                 9 - Series Fund

Barbara Kenworthy, Managing Director, Prudential Investments, has been portfolio manager of the Government Income Portfolio since 1995. Ms. Kenworthy is also portfolio manager of the Prudential Diversified Bond Fund, Inc., the Prudential Government Income Fund, Inc., and the Diversified Bond and Zero Coupon Bond Portfolios 2000 and 2005 of the Series Fund. Prior to 1994, Ms. Kenworthy was a portfolio manager and president of several taxable fixed-income funds for The Dreyfus Corp.

BALANCED PORTFOLIOS

CONSERVATIVE BALANCED PORTFOLIO. The objective of this portfolio is to achieve a favorable total investment return consistent with a portfolio having a conservatively managed mix of money market instruments, fixed income securities, and common stocks in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who prefers a relatively lower risk of loss than that associated with the Flexible Managed Portfolio while recognizing that this reduces the chances of greater appreciation.

To achieve this objective, the Conservative Balanced Portfolio will follow a policy of maintaining a more conservative asset mix among stocks, bonds and money market instruments than the Flexible Managed Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

      Asset Type                  Minimum              Normal         Maximum
      ----------                  -------              ------         -------
        Stocks                      15%                  35%            50%
Bonds and Money Market              25%                  65%            85%


The portfolio manager will make variations in the proportions of each investment category in accordance with its judgment about the expected returns and risks of the various investment categories, but will maintain at least 25% of the value of the portfolio's assets in fixed-income senior securities.

The bond portion of this portfolio will be invested primarily in securities with maturities of 2 to 10 years and ratings at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service or if unrated, of comparable quality in the opinion of the portfolio manager. However, the portfolio may purchase below-investment grade debt, also known as high risk securities. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. Because of their shorter maturities, the value of the notes and bonds in this portfolio will be less sensitive to changes in interest rates than the longer-term bonds likely to be held in the Flexible Managed Portfolio. Thus, there will be less of a risk of loss of principal, but not as much of a likelihood for greater appreciation in value. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The stock portion of this portfolio will be invested primarily in the equity securities of major, established corporations in sound financial condition that appear to offer attractive prospects of a total return from dividends and capital appreciation that is superior to broadly based stock indices. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio, as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Conservative Balanced Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 16.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when- issued or delayed delivery basis; (v) make short sales; and (vi) use interest rate swaps. These techniques are described on pages 17 through 23, and further information about some of them is included in the statement of additional information.

The Conservative Balanced Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Conservative Balanced Portfolio since 1994 and is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, has been the portfolio manager of the portfolio since 1995 and manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the S&P 500 Index. Tony Rodriguez, Managing Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Flexible Managed Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate

                                10 - Series Fund
pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz is also portfolio manager of the Prudential Equity Income Fund and the Equity Income and Flexible Managed Portfolios of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Flexible Managed Portfolio of the Series Fund.

FLEXIBLE MANAGED PORTFOLIO. The objective of this portfolio is achievement of a high total return consistent with a portfolio having an aggressively managed mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.

To achieve this objective, the Flexible Managed Portfolio will follow a policy of maintaining a more aggressive asset mix among stocks, bonds and money market investments than the Conservative Balanced Portfolio. In general, the portfolio manager will observe the following range of target asset allocation mixes:

 Asset Type                  Minimum             Normal               Maximum
 ----------                  -------             ------               -------
   Stocks                      25%                 60%                 100%
    Bonds                      0%                  40%                  75%
Money Market                   0%                  0%                   75%


The portfolio manager may make short-run, and sometimes substantial, variations in the asset mix based upon its judgment about the expected returns and risks of the various investment categories. In varying the asset mix in accordance with these judgments, Prudential will also seek to take advantage of imbalances in fundamental values among the different markets.

The bond component of this portfolio is expected under normal circumstances to have a weighted average maturity of greater than 10 years. The values of bonds with long maturities are generally more sensitive to changes in interest rates than those of shorter maturities. The bond portion of this portfolio will primarily be invested in securities that have a rating at the time of purchase within the four highest grades determined by Moody's, S&P, or a similar nationally-recognized rating service. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. However, up to 25% of the bond component of this portfolio may be invested in securities having ratings at the time of purchase of "BB," "Ba" or lower, or if not rated, of comparable quality in the opinion of the portfolio manager, also known as high risk securities. Up to 20% of the bond portion of this portfolio may be invested in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. The established company common stock component of this portfolio will consist of the equity securities of major corporations that are believed to be in sound financial condition. In selecting stocks of smaller capitalization companies, the portfolio manager may invest in companies that show above average profitability (measured by return-on-equity, earnings, and dividend growth rates) with modest price/earnings ratios or alternatively, in companies whose stock is undervalued relative to other stocks in the market. The individual equity selections for this portfolio may have more volatile market values than the equity securities selected for the Equity Portfolio or the Conservative Balanced Portfolio. The portfolio may also invest in preferred stock, including below investment grade preferred stock, and other equity-related securities. The money market portion of the portfolio will hold high quality money market instruments of the kind held by the Money Market Portfolio, as described in the Appendix to this prospectus. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Flexible Managed Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in non-United States currency denominated debt and equity securities of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 16.

In addition, the portfolio may: (i) purchase and sell options on equity securities, debt securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts;
(iv) purchase securities on a when- issued or delayed delivery basis; (v) make short sales; and (vi) use interest rate swaps. These techniques are described on pages 17 through 23, and further information about some of them is included in the statement of additional information.

The facts that this portfolio will invest in a mix of common stocks regarded as having higher risks than the mix of common stocks that will be purchased by the Conservative Balanced Portfolio; that it will invest in bonds with longer maturities; and that the "normal" mix for this portfolio will include a higher percentage of stocks all combine to mean that the risk of investing in this portfolio is relatively higher--to the extent that each of these factors results in greater risks--than the risk of investing in the Conservative Balanced Portfolio.

The Flexible Managed Portfolio is managed by a team of portfolio managers. Mark Stumpp, Senior Managing Director, Prudential Investments, has been lead portfolio manager of the Flexible Managed Portfolio since 1994 and

                                11 - Series Fund
is responsible for the overall asset allocation decisions. Mr. Stumpp has supervisory responsibility of the portfolio management team. Warren Spitz, Managing Director, Prudential Investments, manages a portion of the portfolio's equity holdings. The balance of the portfolio's equity holdings are managed to replicate the performance of the S&P 500 Index. Tony Rodriguez, Managing Director, Prudential Investments, has been the portfolio manager of the fixed income portion of the portfolio since 1993. Mr. Stumpp also supervises the team of portfolio managers for the Conservative Balanced Portfolio. Mr. Stumpp is also portfolio manager for several employee benefit trusts including The Prudential Retirement System for U.S. Employees and Special Agents. Prior to 1994, he was responsible for corporate pension asset management for Prudential Diversified Investment Strategies' corporate clients. Mr. Spitz has been portfolio manager of the equity portion of the Conservative Balanced Portfolio since 1995 and is also portfolio manager of the Prudential Equity Income Fund and the Equity Income Portfolio of the Series Fund. Mr. Rodriguez is also portfolio manager for the Prudential Structured Maturity Fund, Inc. and the Conservative Balanced Portfolio of the Series Fund.

DIVERSIFIED STOCK PORTFOLIOS

STOCK INDEX PORTFOLIO. The objective of this portfolio is to achieve investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate.

The portfolio seeks to achieve this objective by following the policy of attempting to duplicate the price and yield performance of the S&P 500 Index, an index which represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed among investors as representative of the performance of publicly-traded common stocks as a whole. The S&P 500 Index is composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange ("NYSE"). S&P chooses the stocks to be included in the index on a statistical basis taking into account market values and industry diversification. Inclusion in the index in no way implies an opinion by S&P as to a stock's attractiveness as an investment. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill, Inc. and have been licensed for use by The Prudential Insurance Company of America and its affiliates and subsidiaries. The Series Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Series Fund. Reference is made to the statement of additional information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The S&P 500 Index is a "weighted" index in which the weighting of each stock depends on its relative total market value: its market price per share times the number of shares outstanding. Because of this weighting, approximately 11% of the S&P 500 Index's value is accounted for by the stocks of the five largest companies by relative market value. As of December 31, 1997 those companies were: General Electric Co., Coca-Cola Co., Microsoft Corp., Exxon Corp. and Merck & Co., Inc.

This portfolio will not be "managed" in the traditional sense of using economic, financial or market analysis to determine the stocks to be purchased by the portfolio. Rather, the portfolio manager will purchase stocks for the portfolio in proportion to their weighting in the S&P 500 Index. Thus, adverse financial performance by a company will not result in reduction or elimination of the portfolio's holdings of its stock and, conversely, superior financial performance by a company will not lead the portfolio to increase its holdings of the company's stock. If a stock held by this portfolio is eliminated from the S&P 500 Index, the portfolio will sell its holdings of the stock regardless of the prospects of the company. Because the portfolio will not be "managed" in the traditional sense, portfolio turnover is expected to be low and is generally not expected to exceed 10%. A 10% portfolio turnover rate would occur if one-tenth of the portfolio's securities were sold and either repurchased or replaced within 1 year. Because of the expected low turnover, transaction costs, such as brokerage commissions, are also expected to be relatively low.

The following table shows the performance of the S&P 500 Index for the 25 years ending in 1997. The period covered by this table is one of generally rising stock prices, and the performance of the S&P 500 Index in this period should not be viewed as a representation of any future performance by that index. In addition, the fees and costs involved in the operation of the Stock Index Portfolio mean that the performance of a share of stock in the portfolio may not equal the performance of the S&P 500 Index even if the assets held by the portfolio do equal that performance.

                                12 - Series Fund

--------------------------------------------------------------------------------
                    *S&P 500 INDEX WITH DIVIDENDS REINVESTED
                            ANNUAL PERCENTAGE CHANGE
--------------------------------------------------------------------------------

1973                -14.77                         1986                  +18.56
1974                -26.39                         1987                   +5.10
1975                +37.16                         1988                  +16.61
1976                +23.57                         1989                  +31.69
1977                 -7.42                         1990                   -3.10
1978                 +6.38                         1991                  +30.47
1979                +18.20                         1992                   +7.61
1980                +32.27                         1993                  +10.08
1981                 -5.01                         1994                   +1.32
1982                +21.44                         1995                  +37.58
1983                +22.38                         1996                  +22.96
1984                 +6.10                         1997                  +33.36
1985                +31.57
--------------------------------------------------------------------------------

Source: Standard & Poor's Ratings Services. Percentage change calculated in accordance with specifications of SEC release number IA-327.
--------------------------------------------------------------------------------


In the last ten years, this portfolio's total return, compared to that of the S&P 500 Index, was as follows:

--------------------------------------------------------------------------------

                    Annual Percentage Change                Total Return
                       S&p 500 Index with              Stock Index Portfolio
                      Dividends Reinvested         (after Deduction of Expenses)
--------------------------------------------------------------------------------

    1988                     +16.61                           +15.44
    1989                     +31.69                           +30.93
    1990                      -3.10                            -3.63
    1991                     +30.47                           +29.72
    1992                      +7.61                            +7.13
    1993                     +10.08                            +9.66
    1994                      +1.32                            +1.01
    1995                     +37.58                           +37.06
    1996                     +22.96                           +22.57
    1997                     +33.36                           +32.83
--------------------------------------------------------------------------------


Under normal circumstances, the portfolio generally intends to purchase all 500 stocks represented in the S&P 500 Index and to invest its assets as fully in those stocks (in proportion to their weighting in the index) as is feasible in light of cash flows into and out of the portfolio. In order to reduce transaction costs, a weighted investment in the 500 stocks comprising the S&P 500 Index is most efficiently made in relatively large amounts. As additional cash is received from the purchase of shares in the portfolio, it may be held temporarily in the types of money market instruments described in the appendix to this prospectus, until the portfolio has a sufficient amount of assets in such investments to make an efficient weighted investment in the 500 stocks comprising the S&P 500 Index. If net cash outflows from the portfolio are anticipated, the portfolio may sell stocks (in proportion to their weighting in the S&P 500 Index) in amounts in excess of those needed to satisfy the cash outflows and hold the balance of the proceeds in short-term investments if such a transaction appears, taking into account transaction costs, to be more efficient than selling only the amount of stocks needed to meet the cash requirements. The portfolio will not, however, increase its holdings of cash in anticipation of any decline in the value of the S&P 500 Index or of the stock markets generally. The portfolio will instead remain as fully invested in the S&P 500 Index stocks as feasible in light of its cash flow patterns during periods of market declines as well as advances, and investors in the portfolio thus run the risk of remaining fully invested in common stocks during a period of general decline in the stock markets.

Tracking accuracy is measured by the difference between total return for the S&P 500 Index with dividends reinvested and total return for the portfolio with dividends reinvested before deductions of portfolio fees and expenses. Tracking accuracy is monitored by the portfolio manager on a daily basis. All tracking accuracy deviations are reviewed to determine the effectiveness of investment policies and techniques.

If the portfolio does hold short-term investments as a result of the patterns of cash flows to and from the portfolio, such holdings may cause its performance to differ from that of the S&P 500 Index. The portfolio will attempt to minimize any such difference in performance through transactions involving stock index futures contracts, options on stock indices, and/or options on stock index future contracts. these derivative investment instruments are described under OPTIONS ON STOCK INDICES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 19

                                13 - Series Fund
through 21. The portfolio will not use such instruments for speculative purposes or to hedge against any decline in the value of the stocks held in the portfolio, but instead will employ them only as a temporary substitute for investment of cash holdings directly in the 500 stocks when the portfolio's cash holdings are too small to make such an investment in an efficient manner.

For example, if the portfolio's cash reserves are insufficient to invest efficiently in another unit of the basket of stocks comprising the S&P 500 Index, the portfolio may purchase S&P 500 futures contracts to hedge against a rise in the value of the stocks the portfolio intends to acquire. In its attempt to minimize any difference in performance between the portfolio and the S&P 500 Index, the portfolio currently intends to engage in transactions involving S&P 500 Index futures contracts, NYSE Composite Index futures contracts, options on the S&P 500 Index, the S&P 100 Index, and the NYSE Composite Index, and options on S&P 500 Index futures contracts and NYSE Composite Index futures contracts. There can be no assurance that the portfolio's attempt to minimize such performance difference through the use of any of these instruments will succeed. See the statement of additional information for a more detailed discussion of the manner in which the portfolio will employ these instruments and for a description of other risks involved in the use of such instruments.

The above described investment policies and techniques of the Stock Index Portfolio are non-fundamental and may be changed without shareholder approval if it is determined that alternative investment techniques would be more effective in achieving the portfolio's objective.

EQUITY PORTFOLIO. The objective of this portfolio is to achieve capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.

Although the portfolio will be invested primarily in common stocks, it may also invest to a limited extent in short, intermediate or long term debt, either convertible or nonconvertible into common stock, as well as in nonconvertible preferred stock and other equity-related securities. In addition, it may also invest up to 5% of its assets in below investment grade debt securities, also known as high risk securities. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. The portfolio will attempt to maintain a flexible approach to the selection of common stocks of various types of companies whose valuations appear to offer opportunities for above-average appreciation. Thus, the portfolio may invest in securities of companies whose estimated growth in earnings exceeds that projected for the market as a whole because of factors such as expanding market share, new products or changes in market environment. Or it may invest in "undervalued" securities which are often characterized by a lack of investor recognition of the basic value of a company's assets. Securities of companies with sales and earnings trends which are currently unfavorable but which are expected to reverse may also be in the portfolio. The effort to achieve price appreciation that is superior to broadly based stock indices necessarily involves accepting a greater risk of declining values. During periods when stock prices decline generally, it can be expected that the value of the portfolio will also decline.

To the extent permitted by applicable insurance law, this portfolio may invest up to 30% of its total assets in nonUnited States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 16.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index and foreign currency futures contracts and options thereon; (iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 17 through 22, and further information about some of them is included in the statement of additional information.

A portion of the portfolio may be invested in money market instruments of the kind held by the Money Market Portfolio, as described in the Appendix to this prospectus, in order to make effective use of cash reserves pending investment in common stocks. Moreover, when conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Equity Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio.

Thomas Jackson, Managing Director, Prudential Investments, has been portfolio manager of the Equity Portfolio since 1990. Mr. Jackson is also portfolio manager of the Prudential Equity Fund, Inc. and the PRICOA Worldwide Investors Portfolio, US Equity Fund.

GLOBAL PORTFOLIO. The objective of this portfolio is long-term growth of capital through investment primarily in common stocks and common stock equivalents (such as convertible debt securities) of foreign and domestic issuers. Current income, if any, is incidental.

The portfolio is intended to provide investors with the opportunity to invest in a portfolio of common stocks and other equity-related securities of companies located throughout the world. In making the allocation of assets

                                14 - Series Fund
among the various countries and geographic regions, the portfolio manager ordinarily considers such factors as: prospects for relative economic growth between foreign countries; expected levels of inflation and interest rates; government policies influencing business conditions; the range of individual investment opportunities available to international investors; and other pertinent financial, tax, social, political and national factors--all in relation to the prevailing prices of the securities in each country or region.

There are, generally, no geographic limitations on companies in which the portfolio may invest. Depending upon market conditions, the portfolio may be invested primarily in foreign securities. Investments may be made in companies based in the Pacific Basin (for example, Japan, Australia, New Zealand, Singapore, Malaysia, and Hong Kong) and Western Europe (for example, the United Kingdom, Spain, Germany, Switzerland, the Netherlands, France, and Scandinavia), as well as the United States, Canada, and such other areas and countries as the portfolio manager may determine from time to time. The portfolio may seek to hedge its position in foreign currencies as more fully described herein.

The portfolio is not required to maintain any particular geographic or currency mix of its investments. The portfolio intends to maintain investments in at least three countries (including the United States), but may, when market conditions warrant, invest up to 35% of its assets in companies located in any one country (other than the United States).

In analyzing companies for investment, the portfolio manager ordinarily looks for one or more of the following characteristics: prospects for above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their marketplace--all in relation to the prevailing prices of the securities of such companies.

Investing in securities of foreign companies and countries involves special risks. The particular risks of investments in foreign securities are described under FOREIGN SECURITIES, page 16.

When conditions dictate a temporary defensive strategy or during temporary periods of portfolio structuring and restructuring, the Global Portfolio may invest, without limit, in high quality money market instruments of the kind held by the Money Market Portfolio, as described in the Appendix to this prospectus.

In addition, the portfolio may: (i) purchase and sell options on equity securities, stock indices and foreign currencies; (ii) purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon;
(iii) enter into forward foreign currency exchange contracts; and (iv) purchase securities on a when-issued or delayed delivery basis. These techniques are described on pages 17 through 22, and further information about some of them is included in the statement of additional information.

The operating expense ratio of the portfolio can be expected to be significantly higher than that of a fund investing exclusively in domestic securities since the expenses of the portfolio, such as custodial, valuation and communication costs, as well as the rate of the investment management fee (0.75% of the portfolio's average daily net assets), though similar to such expenses of other global funds, are higher than those generally incurred by funds investing solely in the securities of U.S. issuers.

As a result of its investment policies, the portfolio's turnover rate may exceed 100% although it is not expected to exceed 200%.

Daniel Duane, Managing Director, Prudential Investments, Ingrid Holm, Vice President, Prudential Investments, and Michelle Picker, Vice President, Prudential Investments, have been co-managers of the Global Portfolio since 1997. Mr. Duane has managed the Global Portfolio since 1990 and also manages several funds including the Prudential World Fund, Inc., Global Series. Ms. Holm has assisted in the management of several mutual funds since 1994 and manages a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments group since 1992 and has also managed a portion of Prudential's general account.

CONVERTIBLE SECURITIES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may invest in convertible securities and such securities may constitute a major part of the holdings of the Global Portfolio. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. The

                                15 - Series Fund
price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

LOAN PARTICIPATIONS

The Diversified Bond, Conservative Balanced, and Flexible Managed Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower and one or more financial institutions ("Lenders"). The portfolios may invest in such Loans generally in the form of participations in Loans ("Participations"). Participations typically will result in the Series Fund having a contractual relationship only with the Lender, not with the borrower. The Series Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

FOREIGN SECURITIES

The Global Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Diversified Bond Portfolio may invest up to 20% of its assets in United States currency denominated debt securities issued outside the United States by foreign or domestic issuers. In addition, the bond components of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% of their assets in such securities. To the extent permitted by applicable law, the Conservative Balanced and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or domestic issuers. Further, to the extent permitted by applicable insurance law, the Equity Portfolio may invest up to 30% of its total assets in non-United States currency denominated common stock and fixed-income securities convertible into common stock of foreign and U.S. issuers. Securities issued outside the United States and not publicly traded in the United States, as well as ADRs, and securities denominated in a foreign currency are referred to collectively in this prospectus as "foreign securities."

ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting, and financial reporting standards as domestic issuers.

Foreign securities involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in United States currency, the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than domestic securities. Under certain market conditions, foreign securities may be less liquid than domestic securities. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the United States, and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a portfolio to obtain or to enforce a judgment against the issuers of such securities.

If the security is denominated in foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The portfolios that may invest in foreign securities may, but need not, enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking-in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by the portfolio; and protecting the U.S. dollar value of such securities which are held by the portfolio. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of the portfolio's portfolio securities

                                16 - Series Fund
or other assets denominated in that currency. See FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS in the statement of additional information. In addition, the portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts. See OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, and OPTIONS ON FUTURES CONTRACTS on pages 20 through 21.

RISK FACTORS RELATING TO INVESTING IN FIXED INCOME SECURITIES RATED BELOW INVESTMENT GRADE

The Conservative Balanced, Flexible Managed, and Equity Portfolios may invest in below investment grade fixed income securities. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investments in high yield/high risk securities which carry medium to lower ratings and in comparable non-rated securities. Investors should understand that such securities are not generally meant for short-term investing.

Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The value of the fixed income securities in the portfolio will be directly impacted by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. Prudential considers both credit risk and market risk in selecting securities for the portfolio. By holding a diversified selection of such securities, the portfolio seeks to reduce this volatility.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, Prudential could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities therefore may be less than the prices used in calculating the portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Series Fund's Board of Directors using a method that, in the good faith belief of the Board, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Board's judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

From time to time, federal laws have been enacted which have required the divestiture by companies of their investments in high yield bonds and have limited the deductibility of interest by certain corporate issuers of high yield bonds. These types of laws could adversely affect the portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. There is currently no legislation pending that would adversely impact the market for high yield/high risk securities. However, there can be no assurance that such legislation will not be proposed or enacted in the future.

OPTIONS ON EQUITY SECURITIES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase and write (i.e., sell) put and call options on equity securities that are traded on securities exchanges, are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), or that result from privately negotiated transactions with broker-dealers ("OTC options"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for

                                17 - Series Fund
a premium, the right to sell the underlying equity security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the exercise price upon exercise by the holder of the put.

A portfolio will write only "covered" options on stocks. A call option is covered if: (1) the portfolio owns the security underlying the option; or (2) the portfolio has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or (3) the portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian. A put option is covered if: (1) the portfolio deposits and maintains with its custodian in a segregated account cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) the portfolio holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian.

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value). In exchange for the premium paid for the put option, the portfolio acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the portfolio is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on debt securities and stock indices, as described under OPTIONS ON DEBT SECURITIES, page 18 and OPTIONS ON STOCK INDICES, page 19.

These portfolios may purchase call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks. These portfolios may also purchase putable and callable equity securities, which are securities coupled with a put or a call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an exchange-traded option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. A portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the portfolio. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

There are certain special risks associated with the portfolios' transactions in stock options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON DEBT SECURITIES

The Diversified Bond, Government Income, Conservative Balanced, and Flexible Managed Portfolios may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on U.S. securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A portfolio will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, the portfolio might own

                                18 - Series Fund

U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a portfolio to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of Prudential, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

These portfolios may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the portfolio will also segregate or deposit for the benefit of the portfolio's broker cash, U.S. Government securities or other liquid unencumbered assets equivalent to the amount, if any, by which the put is "in the money." It is contemplated that each portfolio's use of straddles will be limited to 5% of the portfolio's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the portfolio's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

These portfolios may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 17. A portfolio may wish to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase. A portfolio may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which the portfolio purchases a put option on an underlying security it owns.

These portfolios may also purchase call options on debt securities for hedging or investment purposes. No portfolio currently intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities. A portfolio may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" or a "closing sale transaction" in a manner similar to that discussed above in connection with options on equity securities.

The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid for purposes of a portfolio's 15% limitation on investment in illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the portfolio sells OTC options only to qualified dealers who agree that the portfolio may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

There are certain risks associated with the portfolios' transactions in debt options, in addition to a risk that the market value of the security will move adversely to the portfolio's option position. These risks, which relate primarily to liquidity, are discussed in the statement of additional information.

OPTIONS ON STOCK INDICES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase and sell put and call options on stock indices traded on securities exchanges, listed on NASDAQ or that result from privately negotiated transactions with broker-dealers ("OTC options"). The Stock Index Portfolio may utilize options on stock indices by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

                                19 - Series Fund

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

A portfolio will write only "covered" options on stock indices. The manner in which these options are covered is discussed in the statement of additional information.

These portfolios may purchase put and call options for hedging and investment purposes. No portfolio intends to invest more than 5% of its net assets at any time in the purchase of puts and calls on stock indices. A portfolio may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

OPTIONS ON FOREIGN CURRENCIES

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts (discussed under FOREIGN SECURITIES, page 16 and futures contracts on foreign currencies (discussed under FUTURES CONTRACTS, below) will be employed. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A portfolio may purchase and write options to hedge the portfolio's securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the portfolio's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a portfolio may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the portfolio's securities. Alternatively, a portfolio may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the portfolio received for the option.

If, on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

A portfolio's successful use of currency exchange options on foreign currencies depends upon the investment manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the portfolio net income would be less than if the portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the portfolio to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

FUTURES CONTRACTS

The Conservative Balanced, Flexible Managed, Stock Index, Equity, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell stock index futures contracts. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or interest rate indices (referred to collectively as "interest rate futures contracts").

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on foreign currencies or groups of foreign currencies.

                                20 - Series Fund


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When the futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated custodial account) approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the futures commission merchant, called the "variation margin," will be made on a daily basis as the underlying security, index or rate fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A portfolio may purchase or sell futures contracts without limit for hedging purposes and may purchase and sell such contracts for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the portfolio's assets, taking into account unrealized profits and unrealized losses on any such futures. Hedging is generally considered to be the use of futures to reduce the risk of a particular position in a security. For example, a portfolio manager might attempt to reduce the risk of investment in equity securities by hedging a portion of its equity portfolio through the use of stock index futures contracts. Subject to the limitation discussed above, futures may also be utilized by a portfolio for non-hedging uses, such as for investment purposes, to enhance income or to adjust its asset mix. An example of non-hedging use of futures would be if the investment manager expects bonds to outperform stocks, it may purchase interest rate futures contracts rather than actually selling stocks and buying bonds.

A portfolio's successful use of futures contracts depends upon the investment manager's ability to predict the direction of the relevant market. The correlation between movement in the price of the futures contract and the price of the securities or currencies being hedged is imperfect. The ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time.

OPTIONS ON FUTURES CONTRACTS

To the extent permitted by applicable insurance law and federal regulations, the Conservative Balanced, Flexible Managed, Stock Index, Equity, and Global Portfolios may enter into certain transactions involving options on stock index futures contracts; the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, and Global Portfolios may enter into certain transactions involving options on interest rate futures contracts; and the Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may enter into certain transactions involving options on foreign currency futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Stock Index Portfolio intends to utilize options on stock index futures contracts by constructing "put/call" combinations that are economically comparable to a long stock index futures position, as described in the statement of additional information. The other portfolios intend to utilize options on futures contracts for the same purposes that they use the underlying futures contracts.

REPURCHASE AGREEMENTS

The portfolios may enter into repurchase agreements, subject to each portfolio's investment limit in short-term debt obligations, whereby the seller of a security agrees to repurchase that security from the portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the portfolio's money is invested in the repurchase agreement. The repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the portfolio may incur a loss. All portfolios, except the Global Portfolio, participate in a joint repurchase account pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the portfolios may be aggregated and invested in one or more repurchase agreements. Each portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may use reverse repurchase agreements and dollar rolls. The money market portion of any portfolio may use reverse repurchase agreements. Reverse repurchase agreements involve

                                21 - Series Fund


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the sale of securities held by a portfolio with an agreement by the portfolio to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, the portfolio often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have the characteristics of borrowing by the portfolio. Dollar rolls involve sales by a portfolio of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities
(same type and coupon) from the same party at an agreed upon price and date. During the roll period, the portfolio forgoes principal and interest paid on the securities. A portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the portfolio may decline below the price of the securities the portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the portfolio's obligation to repurchase the securities. The Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, will not obligate more than 30% of their net assets in connection with reverse repurchase agreements and dollar rolls. No other portfolio will obligate more than 10% of its net assets in connection with reverse repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. A portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. A portfolio's custodian will maintain, in a separate account, cash, U.S. Government securities or other liquid unencumbered assets having a value equal to or greater than such commitments. If a portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.

In addition, the short-term portions of any of the portfolios may purchase money market securities on when-issued or delayed delivery basis on the terms set forth in the Appendix to this prospectus.

SHORT SALES

The Diversified Bond, Government Income, Conservative Balanced, Flexible Managed and High Yield Bond Portfolios may sell securities they do not own in anticipation of a decline in the market value of those securities ("short sales"). To complete such a transaction, the portfolio will borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security the portfolio may be required to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the portfolio replaces the borrowed security, it will (a) maintain in a segregated account cash, U.S. Government securities or other liquid unencumbered assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any fee or interest paid in connection with the short sale. No more than 25% of any portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales.

                                22 - Series Fund

SHORT SALES AGAINST THE BOX

All portfolios available to The Prudential Variable Contract Account-24 may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.

INTEREST RATE SWAPS

The Diversified Bond and Government Income Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps to increase or decrease a portfolio's exposure to long- or short-term interest rates. No portfolio currently intends to invest more than 5% of its net assets at any one time in interest rate swaps. For more information, see the statement of additional information.

LOANS OF PORTFOLIO SECURITIES

All of the portfolios available to The Prudential Variable Contract Account-24 may from time to time lend the securities they hold to broker-dealers, qualified banks and certain institutional investors provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities plus the accrued interest and dividends. During the time securities are on loan, the portfolio will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The portfolio will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

No portfolio will lend securities to entities affiliated with Prudential, including Prudential Securities Incorporated. This will not affect a portfolio's ability to maximize its securities lending opportunities.

                       INVESTMENT RESTRICTIONS APPLICABLE
                                TO THE PORTFOLIOS

The Series Fund is subject to certain investment restrictions which are fundamental to the operations of the Series Fund and may not be changed except with the approval of a majority vote (as defined under INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS on page 6) of the persons participating in the affected portfolio.

The investments of the various portfolios currently available to The Prudential Variable Contract Account-24 are generally subject to certain additional restrictions under state laws. In the event of future amendments to the applicable statutes, each of these portfolios will comply, without the approval of the shareholders, with the statutory requirements as so modified.

For a detailed discussion of investment restrictions applicable to the Series Fund, see INVESTMENT RESTRICTIONS in the statement of additional information.

                       INVESTMENT MANAGEMENT ARRANGEMENTS
                                  AND EXPENSES

The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. The directors, in addition to reviewing the actions of the Series Fund's investment manager, decide upon matters of general policy. The Series Fund's officers conduct and supervise the daily business operations of the Series Fund.

                                23 - Series Fund

Prudential, founded in 1875 under the laws of New Jersey, is subject to regulation by the Department of Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential is registered as an investment advisor under the Investment Advisers Act of 1940. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential manages the assets that it owns as well as those of various separate accounts established by Prudential and those held by other investment companies for which it acts as investment advisor. Total assets under management as of December 31, 1997 were over $370.4 billion which includes over $251.6 billion owned by Prudential and approximately $118.8 billion of external assets under Prudential's management.

Subject to Prudential's supervision, substantially all of the investment advisory services provided to the Series Fund by Prudential, with respect to the portfolios currently available to The Prudential Variable Contract Account-24, are furnished by its wholly-owned subsidiary, PIC, pursuant to the Service Agreement between Prudential and PIC. The Agreement provides that a portion of the fee received by Prudential for providing investment advisory services will be paid to PIC. PIC is registered as an investment advisor under the Investment Advisers Act of 1940.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.

The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. The investment management fee for the Diversified Bond and Government Income Portfolios is equal to an annual rate of 0.40% of the average daily net assets of each of the portfolios. For the Equity Portfolio, the fee is equal to an annual rate of 0.45% of the average daily net assets of the portfolio. The fee for the Conservative Balanced Portfolio is equal to an annual rate of 0.55% of the average daily net assets of the portfolio. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.60% of the average daily net assets of the portfolio. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the portfolio. For further information about the expenses of the Series Fund, see INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the statement of additional information.

                        PURCHASE AND REDEMPTION OF SHARES

Shares in the Series Fund are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolios, only to the Accounts to fund benefits payable under the Contracts. The Series Fund may at some later date also offer its shares to other separate accounts of Prudential or other insurers. Currently, Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Series Fund. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Subject to Board approval, during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

The Series Fund is required to redeem all full and fractional shares of the Series Fund for cash within 7 days of receipt of proper notice of redemption. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

The right to redeem shares or to receive payment with respect to any redemption may be suspended only for any period during which trading on the NYSE is restricted as determined by the SEC or when such exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of a portfolio's securities or determination of the net asset value of each portfolio is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each portfolio.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each portfolio available to The Prudential Variable Contract Account-24 is determined once daily, as of 4:15 p.m. New York City time on each day during which the NYSE is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event the NYSE closes early on any business day, the net asset value of each portfolio shall be determined at a time between such closing and 4:15

                                24 - Series Fund
p.m. New York City time. The net asset value per share of each such portfolio is computed by adding the sum of the value of the securities held by that portfolio plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that portfolio at such time. Expenses, including the investment management fee payable to Prudential, are accrued daily.

In determining the net asset value of the Diversified Bond and Government Income Portfolios, securities (other than debt obligations with remaining maturities of less than 60 days, which are valued at amortized cost) will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at securities valuations.

The net asset value of the Stock Index, Equity, and Global Portfolios will be determined in the following manner. NASDAQ National Market System equity securities and securities for which the primary market is on an exchange are generally valued at the last sale price on such system or exchange on that day or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices on that day or at the bid price on such day in the absence of an asked price. Other over-the-counter equity securities are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by a principal market maker. Short-term debt instruments which mature in less than 60 days are valued at amortized cost. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents.

With respect to all the portfolios which utilize such investments, options on stock and stock indices traded on national securities exchanges are valued at the average of the bid and asked prices as of the close of the respective exchange (which is currently 4:10 p.m. New York City time). Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchanges or board of trade (which is currently 4:15 p.m. New York City time) or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by Prudential under the direction of the Board of Directors of the Series Fund.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Series Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, the Series Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to the Accounts. The Series Fund intends to meet the requirements for treatment as a regulated investment company both on a portfolio-by-portfolio basis and for the Series Fund as a whole. The Series Fund's compliance with those requirements may prevent a portfolio from utilizing options and futures contracts as much as the portfolio manager might otherwise believe to be desirable.

The Series Fund intends to distribute as dividends substantially all the net investment income, if any, of each portfolio. For dividend purposes, net investment income of each portfolio available to The Prudential Variable Contract Account-24 will consist of all payments of dividends (other than stock dividends) or interest received by such portfolio less the estimated expenses of such portfolio (including fees payable to the investment manager). Dividends from investment income of the portfolios will normally be declared and reinvested in additional full and fractional shares quarter-annually.

The Series Fund will also declare and distribute annually all net realized capital gains of the portfolios available to The Prudential Variable Contract Account-24.

The Code generally imposes a 4% excise tax on a portion of the undistributed income of a regulated investment company if that company fails to distribute required percentages of its ordinary income and capital gain net income. The Series Fund intends to employ practices that will eliminate or minimize the imposition of this excise tax.

In addition, Section 817(h) of the Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after Contract owner funds are first allocated to the particular portfolio, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each portfolio must meet one of two alternative tests. Under the first test, no more than 55% of the portfolio's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the portfolio must meet the tax law diversification

                                25 - Series Fund
requirements for a regulated investment company and no more than 55% of the value of the portfolio's assets can be invested in cash, cash items, Government securities, and securities of other regulated investment companies.

For purposes of determining whether a variable account is adequately diversified, each United States Government agency or instrumentality is treated as a separate issuer for purposes of determining whether a variable account is adequately diversified. The Series Fund's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States Government agency or instrumentality.

Any portfolio investing in foreign securities may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the portfolio's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15%. While Contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the portfolio.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative actions.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

INCORPORATION AND AUTHORIZED STOCK

The Series Fund was incorporated under Maryland law on November 15, 1982. As of the date of this prospectus, the shares of Capital Stock are divided into fifteen classes: Money Market Portfolio Capital Stock, Diversified Bond Portfolio Capital Stock, Government Income Portfolio Capital Stock, Zero Coupon Bond Portfolio 2000 Capital Stock, Zero Coupon Bond Portfolio 2005 Capital Stock, Conservative Balanced Portfolio Capital Stock, Flexible Managed Portfolio Capital Stock, High Yield Bond Portfolio Capital Stock, Stock Index Portfolio Capital Stock, Equity Income Portfolio Capital Stock, Equity Portfolio Capital Stock, Prudential Jennison Portfolio Capital Stock, Small Capitalization Stock Portfolio Capital Stock, Global Portfolio Capital Stock, Natural Resources Portfolio Capital Stock. The shares of each portfolio, when issued, will be fully paid and non-assessable, will have no conversion, exchange or similar rights, and will be freely transferable.

Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that class relates and will have no interest in the assets of any other portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under PURCHASE AND REDEMPTION OF SHARES, page 24.

VOTING RIGHTS

The voting rights of Contract owners or Participants, and limitations on those rights, are explained in the accompanying prospectus for the Contracts. Prudential and certain other insurers with separate accounts which invest in the Series Fund, as the owners of the assets in the Accounts, vote all of the shares of the Series Fund, but they will generally do so in accordance with the instructions of Contract owners or Participants pursuant to the current SEC requirements and staff interpretations regarding pass-through voting. Under certain circumstances, however, Prudential and/or the other insurers with separate accounts which invest in the Series Fund may disregard voting instructions received from Contract owners or Participants. The Series Fund does not hold annual meetings of shareholders in any year in which it is not required to do so either under Maryland law or the Investment Company Act of 1940. For additional information describing how the Companies will vote the shares of the Series Fund, see VOTING RIGHTS in the accompanying prospectus for the Contracts.

MONITORING FOR POSSIBLE CONFLICT

As stated above, Series Fund shares will be sold to separate accounts of Prudential and certain other insurers to fund both variable life insurance and variable annuity contracts. The Board of Directors of the Series Fund intends to monitor events for the existence of any material conflict between the interests of variable life insurance and variable annuity contract owners. Prudential and/or the other insurers with separate accounts which invest in the Series Fund have agreed to be responsible for reporting any potential or existing conflicts to the Board of Directors. Moreover, they have agreed to be responsible, at their cost, to remedy any material irreconcilable conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable life insurance and variable annuity contracts.

                                26 - Series Fund

PERIODIC REPORTS

The Series Fund will send each shareholder, at least annually, statements showing as of a specified date the number of shares in each portfolio credited to the shareholder. The Series Fund will also send Contract owners and Participants semi-annual reports showing the financial condition of the portfolios and the investments held in each. If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual or semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the cover page of this prospectus. The annual report may take the form of an updated copy of this prospectus and its accompanying statement of additional information.

PORTFOLIO BROKERAGE AND RELATED PRACTICES

Prudential is responsible for decisions to buy and sell securities for the portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the portfolio. The Diversified Bond and Government Income Portfolios, on the other hand, will not normally incur any brokerage commissions. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain of these securities may also be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

An affiliated broker may be employed to execute brokerage transactions on behalf of the portfolios, as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Series Fund may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal. Additional information about portfolio brokerage and related transactions is included in the statement of additional information.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Prudential is the transfer agent and dividend disbursing agent for the Series Fund. Prudential as transfer agent issues and redeems shares of the Series Fund and maintains records of ownership for the shareholders. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

YEAR 2000

The services provided to the Series Fund and its shareholders by Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Series Fund, Prudential, PIC, Jennison, as well as the Series Fund's principal underwriter and its custodians, have advised the Series Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

ADDITIONAL INFORMATION

This prospectus and the statement of additional information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fees prescribed by the SEC.

For further information, shareholders may also contact the Series Fund's office, the address and phone number of which are set forth on the cover of this prospectus.

                                27 - Series Fund

                                                                        APPENDIX

                 SECURITIES IN WHICH THE MONEY MARKET PORTFOLIO
                              MAY CURRENTLY INVEST*

The Money Market Portfolio, and the other portfolios to the extent their investment policies so provide, may invest in the following liquid, short-term, debt securities regularly bought and sold by financial institutions:

1. U.S. Treasury Bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These are debt securities (including bills, certificates of indebtedness, notes, and bonds) issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government that is established under the authority of an act of Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on them is generally backed directly or indirectly by the U.S. Government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees or to the backing solely of the issuing instrumentality itself. Securities which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank are examples of securities that are backed by the full faith and credit of the United States.

2. Obligations (including certificates of deposit, bankers' acceptances, and time deposits) of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign offices of foreign banks provided that such bank has, at the time of the portfolio's investment, total assets of at least $1 billion or the equivalent. Obligations of any savings and loan association or savings bank organized under the laws of the United States or any state thereof, provided that such association or savings bank has, at the time of the portfolio's investment, total assets of at least $1 billion. The term "certificates of deposit" includes both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States. An investment in Eurodollar instruments involves risks that are different in some respects from an investment in debt obligations of domestic issuers, including future political and economic developments such as possible expropriation or confiscatory taxation that might adversely affect the payment of principal and interest on the Eurodollar instruments.

"Certificates of deposit" are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). "Bankers' acceptances" are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. "Time deposits" are non-negotiable deposits in a bank for a fixed period of time.

3. Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies, instrumentalities or political subdivisions, denominated in U.S. dollars, and, at the date of investment, rated at least A or A-2 by Standard & Poor's Ratings Services ("S&P"), A or Prime-2 by Moody's Investors Service ("Moody's") or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least A or A-2 by S&P or A or Prime-2 by Moody's. A description of corporate bond ratings is contained in the Appendix to the statement of additional information. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph 2 above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Series Fund's investment advisor under the supervision of the Series Fund's Board of Directors. Any guarantee relied upon by the Money Market Portfolio to comply with the credit quality, maturity or liquidity requirements of Investment Company Act Rule 2a-7 must comply with the rating requirements above unless excepted by the Rule.

As stated above in paragraphs 2 and 3, the Money Market Portfolio and short-term portions of the other portfolios may contain obligations of foreign branches of domestic banks and domestic branches of foreign banks, as well as commercial paper, bills, notes, and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies, and instrumentalities. This involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of

*Although the Money Market Portfolio is not available to The Prudential Variable Contract Account-24, any short-term portion of the various portfolios available through subaccounts of that Account may be invested in the types of securities described in this Appendix.

                                A1 - Series Fund
withholding taxes on interest income payable on such obligations held by the Series Fund, the possible seizure or nationalization of foreign deposits, and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Series Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards, and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Series Fund to obtain or to enforce a judgment against the issuers of such securities.

4. Repurchase Agreements. When the Money Market Portfolio purchases money market securities of the types described above, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate effective for the period of time the portfolio's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. The Series Fund will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the "loan" including accrued interest). The Series Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Series Fund has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, the Series Fund may incur a loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Series Fund had entered into a repurchase agreement becomes involved in bankruptcy proceedings, the Series Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

The Series Fund will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated. This will not affect the Series Fund's ability to maximize its opportunities to engage in repurchase agreements.

5. Reverse Repurchase Agreements. The Money Market Portfolio may use reverse repurchase agreements, which are described on page 21 of the prospectus. No portfolio may obligate more than 10% of its net assets in connection with reverse repurchase agreements, except that the Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may obligate up to 30% of their net assets in connection with reverse repurchase agreements and dollar rolls.

6. When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the portfolio until delivery and payment take place. At the time the portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value. The portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Series Fund's custodian bank will maintain in a separate account securities of the portfolio having a value equal to or greater than such commitments. On delivery dates for such transactions, the portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the portfolio chooses to dispose of the right to acquire a when issued security prior to its acquisition, it could, as with the disposition of any other obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the portfolio's net assets would be so committed.

*Although the Money Market Portfolio is not available to The Prudential Variable Contract Account-24, any short-term portion of the various portfolios available through subaccounts of that Account may be invested in the types of securities described in this Appendix.

                                A2 - Series Fund

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 1998

THE PRUDENTIAL
SERIES FUND, INC.

THIS STATEMENT OF ADDITIONAL INFORMATION IS FOR USE ONLY WITH THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24.

The Prudential Series Fund, Inc. (the "Series Fund") is a diversified, open-end management investment company (commonly known as a "mutual fund") that is intended to provide a range of investment alternatives through its fifteen separate portfolios, each of which is, for investment purposes, in effect a separate fund. A separate class of capital stock is issued for each portfolio.

Shares of the Series Fund are currently sold only to separate accounts (the "Accounts") of The Prudential Insurance Company of America ("Prudential") and certain other insurers (collectively with Prudential, the "Companies") to fund the benefits under variable life insurance and variable annuity contracts (the "Contracts") issued by those Companies. The Accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The Accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

Unless otherwise indicated, this statement of additional information provides information only with respect to the seven portfolios of the Series Fund currently available to The Prudential Variable Contract Account-24.


              -----------------------------------------------------


This statement of additional information is not a prospectus and should be read in conjunction with the Series Fund's prospectus dated May 1, 1998, that is for use with The Prudential Variable Contract Account-24, which is available without charge upon written request to The Prudential Insurance Company of America, c/o Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789, or by telephoning 1 (800) 458-6333.


              -----------------------------------------------------


                                    CONTENTS

                                                                                                           CROSS-REFERENCE TO
                                                                                             PAGE          PAGE IN PROSPECTUS
                                                                                             ----          ------------------

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
   GENERAL...............................................................................      1                    6
   WARRANTS..............................................................................      1
   OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON STOCK INDICES,
      OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, AND OPTIONS ON
      FUTURES CONTRACTS..................................................................      1                   17
   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...........................................      4                   16
   INTEREST RATE SWAPS...................................................................      5
   ILLIQUID SECURITIES...................................................................      6

INVESTMENT RESTRICTIONS..................................................................      6                   23

INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES..........................................      9                   23

OTHER INFORMATION CONCERNING THE SERIES FUND
   PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................     11                   27
   CUSTODIANS............................................................................     13
   EXPERTS...............................................................................     13
   LICENSES..............................................................................     13

MANAGEMENT OF THE SERIES FUND............................................................     14                    6

FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC..................................     A1

THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS.................................     B1

APPENDIX: DEBT RATINGS...................................................................     C1

                        THE PRUDENTIAL SERIES FUND, INC.
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 437-4016

PSF-2A Ed 5-98

                       INVESTMENT OBJECTIVES AND POLICIES
                                OF THE PORTFOLIOS

GENERAL

The Prudential Variable Contract Account-24 may currently invest in seven portfolios of The Prudential Series Fund, Inc. (the "Series Fund"): the Diversified Bond Portfolio, the Government Income Portfolio, the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the Stock Index Portfolio, the Equity Portfolio, and the Global Portfolio. The portfolios are managed by The Prudential Insurance Company of America ("Prudential") as discussed in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES, page 9.

Each of the portfolios seeks to achieve a different investment objective. Accordingly, each portfolio can be expected to have different investment results and to be subject to different financial and market risks. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the degree to which the price of a security will react to changes in conditions in securities markets in general, and with particular reference to debt securities, to changes in the overall level of interest rates.

The investment objectives of the Series Fund's seven portfolios currently available to The Prudential Variable Contract Account-24 can be found in INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS in the prospectus.

WARRANTS

The Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may invest in warrants on common stocks. Warrants are options to buy a number of shares of stock at a predetermined price during a specified period. The risk associated with the purchase of a warrant is that the purchase price will be lost if the market price of the stock does not reach a level that justifies the exercise or sale of the warrant before it expires. From time to time, the Diversified Bond Portfolio may invest in debt securities that are offered together with warrants but only when the debt security meets the portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.

OPTIONS ON STOCK, OPTIONS ON DEBT SECURITIES, OPTIONS ON STOCK INDICES, OPTIONS ON FOREIGN CURRENCIES, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS

A. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE DIVERSIFIED BOND, GOVERNMENT INCOME, CONSERVATIVE BALANCED, FLEXIBLE MANAGED, EQUITY, AND GLOBAL PORTFOLIOS.

A portfolio will write only "covered" options on stock indices. A call option is covered if the portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a portfolio writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, cash equivalents or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a portfolio has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the portfolio will so segregate, escrow or pledge an amount in cash, U.S. Government securities or other liquid unencumbered assets equal in value to the difference. In addition, when a portfolio writes a call on an index which is in-the-money at the time the call is written, the portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government securities or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a securities exchange or listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") against which the portfolio has not written a stock call option and which has not been hedged by the portfolio by the sale of stock index futures. However, if the portfolio holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian, it will not be subject to the requirement described in this paragraph.

A put option is covered if: (1) the portfolio holds in a segregated account cash, U.S. Government securities or other liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or
(2) the portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the portfolio in cash, U.S. Government securities or other liquid unencumbered assets in a segregated account with its custodian. In instances involving the purchase of futures contracts by a portfolio, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

B. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE STOCK INDEX PORTFOLIO.

As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the S&P 500 Index. The portfolio will be as fully invested in the S&P 500 Index stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 Index. When the portfolio does have short-term investments, it may purchase stock index futures contracts in an effort to have the portfolio better mimic the performance of a fully invested portfolio. When the portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged.

As an alternative to the purchase of a stock index futures contract, the portfolio may construct synthetic positions involving options on stock indices and options on stock index futures that are equivalent to such a long futures position. In particular, the portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the simultaneous purchase of a call and the sale of a put with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the portfolio will segregate cash or cash equivalents in a segregated account equal to the market value of the portfolio's forward position to collateralize the position and ensure that it is unleveraged.

C. RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.

A portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although these portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of options that result from privately negotiated transactions with broker-dealers ("OTC options") will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the portfolio originally wrote the OTC option. While the portfolios will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Series Fund enters into OTC option transactions under the Board of Directors' general supervision.

D. RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDICES.

A portfolio's purchase and sale of options on stock indices will be subject to the same risks as stock options, described in the previous section. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the portfolio. It is the policy of the portfolios to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain special risks associated with writing calls on stock indices. Because exercises of index options are settled in cash, a call writer such as a portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the portfolios will follow the "cover" procedures described in item A above.

Price movements in a portfolio's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a portfolio bears the risk that the price of the securities held by the portfolio may not increase as much as the index. In such event, the portfolio would bear a loss on the call which is not completely offset by movement in the price of the portfolio's equity securities. It is also possible that the index may rise when the portfolio's securities do not rise in value. If this occurred, the portfolio would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a portfolio has written a call, there is also a risk that the market may decline between the time the portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the portfolio is able to sell stocks in its portfolio. As with stock options, a portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the portfolio would be able to deliver the underlying securities in settlement, the portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options. For example, even if an index call which a portfolio has written is "covered" by an index call held by the portfolio with the same strike price, the portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the portfolio exercises the call it holds or the time the portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indices. If a portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

E. RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. Risks include those described in the prospectus under FOREIGN SECURITIES and OPTIONS ON FOREIGN CURRENCIES. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

F. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

There are several risks associated with a portfolio's use of futures contracts. When used for investment purposes (i.e., non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indices, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in historical volatility, a portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

The hours of trading of futures contracts may not conform to the hours during which the portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

G. RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS.

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indices, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As explained in the prospectus, the Conservative Balanced, Flexible Managed, Equity, and Global Portfolios may purchase debt and equity securities denominated in foreign currencies. To address the currency fluctuation risk that such investments entail, these portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio's manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the portfolios will thereby be served.

The portfolios generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

INTEREST RATE SWAPS

The Diversified Bond and Government Income Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus.

Interest rate swaps, in their most basic form, involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest. For example, a portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same - to increase or decrease a portfolio's exposure to long- or short-term interest rates. For example, a portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, the portfolio's total return will be less than if the portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

ILLIQUID SECURITIES

Each portfolio available to The Prudential Variable Contract Account-24 may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the portfolio has valued them. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

The portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the investment manager, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment manager will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment manager, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the investment manager must determine that the security is of equivalent quality; and (3) the investment manager must consider the trading market for the specific security, taking into account all relevant factors. The investment manager will continue to monitor the liquidity of any Rule 144A security or any
Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test continues to be satisfied.

                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the portfolios. Restrictions 1, 3, 5, and 8-11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

None of the portfolios available to The Prudential Variable Contract Account-24 will:

1. Buy or sell real estate and mortgages, although the portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Diversified Stock and Balanced Portfolios may purchase and sell stock index futures contracts and related options; the Fixed Income Portfolios, the Global Portfolio, and the Balanced Portfolios may purchase and sell interest rate futures contracts and related options; and all portfolios (other than the Government Income Portfolio) may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.


2. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

4. Make short sales of securities or maintain a short position, except that the Diversified Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and except that the portfolios make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Balanced Portfolios, may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the money market portion of any portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Equity, Global, Flexible Managed, and Conservative Balanced Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Series Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of the following options by the following portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin:
     Diversified Stock Portfolios other than the Stock Index Portfolio (options on equity securities, stock indices, foreign currencies); Stock Index Portfolio (options on stock indices); Balanced Portfolios (options on debt securities, equity securities, stock indices, foreign currencies); Diversified Bond Portfolio (options on debt securities, foreign currencies); Government Income Portfolio (options on debt securities). Collateral arrangements entered into by the Fixed Income Portfolios and the Balanced Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.


6. Enter into reverse repurchase agreements if, as a result, the portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the portfolio's obligations with respect to those instruments do not exceed 30% of the portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).


7. Pledge or mortgage assets, except that no more than 10% of the value of any portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

8. Lend money, except that loans of up to 10% of the value of each portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a portfolio in accordance with its investment objectives and policies.

9. Underwrite the securities of other issuers, except where the Series Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that a portfolio may make pursuant to item 8 above.

10. Make an investment unless, when considering all its other investments, 75% of the value of a portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Series Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.


11. Purchase securities of a company in any industry if, as a result of the purchase, a portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the Securities and Exchange Commission ("SEC").


12. Invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

Consistent with item 5 above, the Series Fund has entered into a credit agreement (the "Line of Credit") with an unaffiliated lender to facilitate redemptions if necessary. The maximum commitment under the Line of Credit, which expires on December 18, 1998, is $250,000,000. The Series Fund pays a commitment fee at an annual rate of 0.055 of 1% of the unused portion of the Line of Credit and interest on any borrowings under the Line of Credit at market rates. As of April 30, 1998, the Series Fund had not borrowed against the Line of Credit.

The investments of the various portfolios currently available to The Prudential Variable Contract Account-24 are generally subject to certain additional restrictions under the laws of the State of New Jersey. In the event of future amendments to the applicable New Jersey statutes, each of these portfolios will comply, without the approval of the shareholders, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they stand are, in summary form, as follows:

1. An Account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

2. The stock of a corporation may not be purchased unless: (i) the corporation has paid a cash dividend on the class of stock during each of the past 5 years preceding the time of purchase; or (ii) during the 5-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

3. Any common stock purchased must be: (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and have market quotations available.

4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of a portfolio would be invested in the securities of such corporation.

As a result of these currently applicable requirements of New Jersey law, which impose substantial limitations on the ability of the Series Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a 5-year history of dividend payments or earnings sufficient to support such payments, the portfolios will not generally hold the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the portfolio.

Investment limitations also arise under the insurance laws and regulations of Arizona and may arise under the laws and regulations of other states. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios. For example, the Series Fund will generally invest no more than 10% of its assets in the obligations of banks of the foreign countries enumerated in item 2 of the Appendix to the prospectus.

Current federal income tax laws require that the assets of each portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Series Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. See DIVIDENDS, DISTRIBUTIONS, AND TAXES in the prospectus. Prudential intends to maintain the assets of each portfolio pursuant to those diversification requirements.


                       INVESTMENT MANAGEMENT ARRANGEMENTS
                                  AND EXPENSES

Prudential is the investment advisor of the Series Fund. It is the largest insurance company in the United States. The Series Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Series Fund, be responsible for the management of the Series Fund, and provide investment advice and related services to each portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. More detailed information about Prudential and its role as investment manager can be found in INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES in the prospectus.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Series Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual portfolio.

The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the portfolio. For the Diversified Bond and Government Income Portfolios that fee is equal to an annual rate of 0.40% of the average daily net assets of each of the portfolios. For the Equity Portfolio, the fee is equal to an annual rate of 0.45% of the average daily net assets of the portfolio. The fee for the Conservative Balanced Portfolio is equal to an annual rate of 0.55% of the average daily net assets of the portfolio. For the Flexible Managed Portfolio, the fee is equal to an annual rate of 0.60% of the average daily net assets of the portfolio. The fee for the Global Portfolio is equal to an annual rate of 0.75% of the average daily net assets of the portfolio. Under the Service Agreement, Prudential pays PIC a portion of the fee it receives for providing investment management services.

For the years ended December 31, 1997, 1996 and 1995, Prudential was paid the following fees for providing investment management services to the portfolios available to The Prudential Variable Contract Account-24:


                           INVESTMENT MANAGEMENT FEES
                             YEAR ENDED DECEMBER 31


PORTFOLIO                                                                    1997                    1996                    1995
---------                                                                    ----                    ----                    ----

Diversified Bond Portfolio                                               $ 2,981,884             $ 2,713,429             $ 2,337,700
Government Income Portfolio                                                1,758,870               1,957,623               1,913,517
Conservative Balanced Portfolio                                           25,757,735              23,052,572              20,327,574
Flexible Managed Portfolio                                                31,740,440              27,247,674              22,971,401
Stock Index Portfolio                                                      7,121,699               4,488,042               2,904,883
Equity Portfolio                                                          24,840,379              19,216,733              14,518,058
Global Portfolio                                                           4,836,302               3,671,568               2,806,038
                                                                         -----------             -----------             -----------
      Total                                                              $99,037,309             $82,347,641             $67,779,171
                                                                         ===========             ===========             ===========


The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Series Fund, other than investor services and any daily Series Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Series Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.

Each portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Series Fund's general administrative expenses allocated on the basis of the asset size of the respective portfolios. Expenses that will be borne directly by the portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular portfolio. Expenses that will be allocated among all portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Series Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Series Fund. If the Series Fund is sued, litigation costs may be directly applicable to one or more portfolio or allocated on the basis of the size of the respective portfolios, depending upon the nature of the lawsuit. The Series Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to a portfolio (except the Global Portfolio) the portion of the investment management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses of that portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the portfolio's average daily net assets. There is no expense limitation or reimbursement provision for the Global Portfolio.

The Investment Advisory Agreement with Prudential was most recently approved by the Series Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 19, 1997 with respect to all portfolios available to The Prudential Variable Contract Account-24. The Investment Advisory Agreement was most recently approved by the shareholders in accordance with instructions from Contract owners and Participants at their 1989 annual meeting with respect to all portfolios available to The Prudential Variable Contract Account-24. The Agreement will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Series Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each portfolio. The required shareholder approval of the Agreement shall be effective with respect to any portfolio if a majority of the voting shares of that portfolio vote to approve the Agreement, even if the Agreement is not approved by a majority of the voting shares of any other portfolio or by a majority of the voting shares of the entire Series Fund. The Agreement provides that it may not be assigned by Prudential and it they may be terminated upon 60 days' notice by the Series Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreement upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Series Fund at their 1989 annual meeting with respect to all portfolios available to The Prudential Variable Contract Account- 24. The Service Agreement between Prudential and PIC will continue in effect as to the Series Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Series Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Series Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Series Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

Prudential also serves as the investment manager to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment manager, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment manager have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Prudential Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

                  OTHER INFORMATION CONCERNING THE SERIES FUND

PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential is responsible for decisions to buy and sell securities, options on securities and indices, and futures and related options for the Series Fund. Prudential is also responsible for the selection of brokers, dealers, and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on Series Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential.

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Series Fund will not deal with Prudential Securities Incorporated in any transaction in which Prudential Securities Incorporated acts as principal. Thus, it will not deal with Prudential Securities Incorporated if execution involves Prudential Securities Incorporated's acting as principal with respect to any part of the Series Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities Incorporated, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Series Fund, will not significantly affect the portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Series Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Series Fund, Prudential is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, Prudential will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Series Fund, Prudential or Prudential's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Prudential in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Series Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers, dealers or futures commission merchants may be used by Prudential in providing investment management for the Series Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Prudential's policy is to pay higher commissions to brokers, other than Prudential Securities Incorporated, for particular transactions than might be charged if a different broker had been selected on occasions when, in Prudential's opinion, this policy furthers the objective of obtaining best price and execution. Prudential's present policy is not to permit higher commissions to be paid on Series Fund transactions in order to secure research, statistical, and investment services from brokers. Prudential might in the future authorize the payment of such higher commissions but only with the prior concurrence of the Board of Directors of the Series Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all the services that the broker provides.

Subject to the above considerations, Prudential Securities Incorporated may act as a securities broker or futures commission merchant for the Series Fund. In order for Prudential Securities Incorporated to effect any portfolio transactions for the Series Fund, the commissions received by Prudential Securities Incorporated must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Prudential Securities Incorporated to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Series Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities Incorporated are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, Prudential Securities Incorporated may not retain compensation for effecting transactions on a national securities exchange for the Series Fund unless the Series Fund has expressly authorized the retention of such compensation in a written contract executed by the Series Fund and Prudential Securities Incorporated. Rule 11a2-2(T) provides that Prudential Securities Incorporated must furnish to the Series Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities Incorporated from transactions effected for the Series Fund during the applicable period. Brokerage and futures transactions with Prudential Securities Incorporated are also subject to such fiduciary standards as may be imposed by applicable law.

For the years ended December 31 1997, 1996, and 1995, the portfolios available to The Prudential Variable Contract Account-24 paid the following amounts in brokerage commissions:


                       COMMISSIONS PAID BY THE PORTFOLIOS
                       ----------------------------------
                          YEAR ENDED DECEMBER 31, 1997
                          ----------------------------

                                                                   PERCENTAGE OF
                                                    COMMISSIONS     COMMISSIONS
                                                       PAID             PAID
                                                   TO PRUDENTIAL   TO PRUDENTIAL
                                      AGGREGATE     SECURITIES       SECURITIES
PORTFOLIO                            COMMISSIONS   INCORPORATED     INCORPORATED
---------                            -----------   ------------     ------------

Diversified Bond Portfolio           $    54,863         --               --
Government Income Portfolio                4,971         --               --
Conservative Balanced
  Portfolio                            3,338,897     $256,752            7.69%
Flexible Managed Portfolio             6,544,428      428,008            6.54%
Stock Index Portfolio                    200,865         --               --
Equity Portfolio                       1,823,705      189,498           10.39%
Global Portfolio                       2,055,319        7,621            0.37%
                                     -----------     --------
     Total                           $14,023,048     $881,879
                                     ===========     ========



                          YEAR ENDED DECEMBER 31, 1996
                          ----------------------------

                                                               COMMISSIONS
                                                                   PAID
                                                              TO PRUDENTIAL
                                               AGGREGATE        SECURITIES
PORTFOLIO                                     COMMISSIONS      INCORPORATED
---------                                     -----------      ------------

Conservative Balanced Portfolio               $ 2,192,303        $120,976
Flexible Managed Portfolio                      5,760,972         582,317
Stock Index Portfolio                             190,060            --
Equity Portfolio                                1,498,313         165,924
Global Portfolio                                1,231,548          19,388
                                              -----------        --------
     Total                                    $10,873,196        $888,605
                                              ===========        ========



                          YEAR ENDED DECEMBER 31, 1995
                          ----------------------------
                                                               COMMISSIONS
                                                                   PAID
                                                              TO PRUDENTIAL
                                               AGGREGATE        SECURITIES
PORTFOLIO                                     COMMISSIONS      INCORPORATED
---------                                     -----------      ------------

Conservative Balanced Portfolio               $1,893,008         $ 82,153
Flexible Managed Portfolio                     5,252,363          589,038
Stock Index Portfolio                             90,504             --
Equity Portfolio                               1,608,202           86,077
Global Portfolio                                    --               --
                                              ----------         --------
     Total                                    $8,844,077         $757,268
                                              ==========         ========

For 1997, the percentage of the aggregate dollar amount of transactions effected through Prudential Securities Incorporated was 5.18% for the Conservative Balanced Portfolio, 6.92% for the Flexible Managed Portfolio, 12.97% for the Equity Portfolio, and 0.26% for the Global Portfolio.

CUSTODIANS

Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the portfolios except the Global Portfolio. IFTC is also the custodian of the assets held in connection with repurchase agreements entered into by the portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these portfolios. Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109, is the custodian of the assets of the Global Portfolio. Each of the Series Fund's custodians employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Series Fund's foreign assets held outside the United States.

EXPERTS

The financial statements included in this statement of additional information and the FINANCIAL HIGHLIGHTS included in the Series Fund's prospectus for the years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, NY 10036.

LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Series Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Series Fund's investment advisor. Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Series Fund of such notice, unless a majority of the outstanding voting securities of the Series Fund vote to continue the Agreement notwithstanding termination of the license.

The Series Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Series Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Series Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Series Fund or the Stock Index Portfolio. S&P has no obligation to take the needs of the Series Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Series Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Series Fund Shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE SERIES FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                          MANAGEMENT OF THE SERIES FUND

The names of all directors and major officers of the Series Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street, Newark, New Jersey 07102-3777.

                          DIRECTORS OF THE SERIES FUND

MENDEL A. MELZER, CFA*, 37, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, The Prudential Investment Corporation.

E. MICHAEL CAULFIELD*, 51, President and Director--Chief Executive Officer of Prudential Investments since 1995; 1995: Chief Executive Officer, Prudential Preferred Financial Services; 1993 to 1995: President, Prudential Preferred Financial Services; 1992 to 1993: President, Prudential Property and Casualty Insurance Company; Prior to 1992: President of Investment Services of Prudential.

SAUL K. FENSTER, 65, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 61, Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 74, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

                         OFFICERS WHO ARE NOT DIRECTORS

CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Mutual Fund Management, Inc. since 1997; 1994 to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.; 1992 to 1994:
Assistant Vice President and Counsel, The Boston Company.

GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer--First Vice President of PIFM since 1996; 1994 to 1996: First Vice President of Prudential Securities Inc.; Prior to 1994: Vice President of Bankers Trust Corporation.

STEPHEN M. UNGERMAN, Assistant Treasurer--Vice President and Tax Director of Prudential Investments since 1996; 1993 to 1996: First Vice President of Prudential Mutual Fund Management, Inc.

No director or officer of the Series Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Series Fund for services as one of its directors or officers. Each director of the Series Fund who is not an interested person of the Series Fund will receive a fee of $2,000 per year plus $200 per portfolio for each meeting of the Board attended and will be reimbursed for all expenses incurred in connection with attendance at meetings.

*These members of the Board are interested persons of Prudential, its affiliates or the Series Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Series Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Series Fund. Mr. Melzer and Mr. Caulfield, two of the five members of the Board, are interested persons of Prudential and the Series Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of Prudential, the investment advisor to the Series Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Series Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

The following table sets forth the aggregate compensation paid by the Series Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1997 and the aggregate compensation paid to such Directors for service on the Series Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1997. Below are listed all Directors who have served the Series Fund during its most recent fiscal year.


                               COMPENSATION TABLE

                                                                                  Pension or                              Total
                                                                                  Retirement                           Compensation
                                                               Aggregate      Benefits Accrued  Estimated Annual    Related to Funds
                                                             Compensation     As Part of Series   Benefits Upon        Managed by
Name and Position                                          From Series Fund     Fund Expenses      Retirement          Prudential
-----------------                                          ----------------   ----------------- ----------------    ----------------

E. Michael Caulfield(1)                                            --                --                --                     --
Saul K. Fenster                                                 $14,400              None              N/A              $26,200 (5)*
W. Scott McDonald, Jr                                           $14,400              None              N/A              $26,200 (5)*
Mendel A. Melzer, CFA(1)                                           --                --                --                     --
Joseph Weber                                                    $14,400              None              N/A              $26,200 (5)*


(1) Directors who are "interested" do not receive compensation from Prudential (including the Series Fund).

* Indicates number of funds (including the Series Fund) to which aggregate compensation relates.

As of April 30, 1998, the Directors and officers of the Series Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Series Fund capital stock.

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

  ASSETS
    Investments, at value (cost:
      $790,639,568)............................  $  803,286,169
    Cash.......................................             880
    Interest receivable........................      14,128,219
    Receivable for capital stock sold..........         430,653
                                                 --------------
      Total Assets.............................     817,845,921
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         797,254
    Due to broker -- variation margin..........         214,531
    Accrued expenses...........................         127,405
                                                 --------------
      Total Liabilities........................       1,139,190
                                                 --------------
  NET ASSETS...................................  $  816,706,731
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      740,989
      Paid-in capital, in excess of par........     800,244,621
                                                 --------------
                                                    800,985,610
    Undistributed net investment income........         229,159
    Accumulated net realized gain on
      investments..............................       3,308,830
    Net unrealized appreciation on
      investments..............................      12,183,132
                                                 --------------
    Net assets, December 31, 1997..............  $  816,706,731
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 74,098,859 outstanding shares of
      common stock (authorized 150,000,000
      shares)..................................  $        11.02
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997

  INVESTMENT INCOME
    Interest...................................  $    56,691,387
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        2,981,884
    Accounting fees............................          107,000
    Custodian expense..........................           79,500
    Shareholders' reports......................           20,000
    Audit fees.................................           11,000
    Directors' fees............................            2,800
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            1,222
                                                 ---------------
      Total Expenses...........................        3,204,406
    Less: Custodian fee credit.................          (44,514)
                                                 ---------------
      Net Expenses.............................        3,159,892
                                                 ---------------
  NET INVESTMENT INCOME........................       53,531,495
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................       13,721,305
      Futures contracts........................       (4,526,384)
                                                 ---------------
                                                       9,194,921
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................       (1,767,311)
      Futures contracts........................         (463,469)
                                                 ---------------
                                                      (2,230,780)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................        6,964,141
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    60,495,636
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     53,531,495     $    46,726,825
    Net realized gain on investments.......................................................          9,194,921           3,227,785
    Net change in unrealized appreciation on investments...................................         (2,230,780)        (18,849,028)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         60,495,636          31,105,582
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................        (55,359,529)        (44,766,756)
    Distributions from net realized capital gains..........................................         (9,016,752)                 --
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (64,376,281)        (44,766,756)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [11,468,488 and 7,068,417 shares, respectively].....................        127,691,138          78,594,183
    Capital stock issued in reinvestment of dividends and distributions [5,812,573 and
     4,117,675 shares, respectively].......................................................         64,376,281          44,766,756
    Capital stock repurchased [(8,269,292) and (4,070,327) shares, respectively]...........        (91,696,624)        (45,319,610)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        100,370,795          78,041,329
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         96,490,150          64,380,155
  NET ASSETS:
    Beginning of year......................................................................        720,216,581         655,836,426
                                                                                             ------------------  -------------------
    End of year............................................................................   $    816,706,731     $   720,216,581
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       A1

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

  ASSETS
    Investments, at value (cost:
      $411,381,627)............................  $  424,649,985
    Cash.......................................           1,091
    Interest receivable........................       5,592,164
                                                 --------------
      Total Assets.............................     430,243,240
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............         456,426
    Accrued expenses...........................          82,691
    Due to broker -- variation margin..........          38,438
    Payable for capital stock repurchased......          22,626
                                                 --------------
      Total Liabilities........................         600,181
                                                 --------------
  NET ASSETS...................................  $  429,643,059
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      372,861
      Paid-in capital, in excess of par........     423,192,132
                                                 --------------
                                                    423,564,993
    Undistributed net investment income........          77,253
    Accumulated net realized loss on
      investments..............................      (7,194,513)
    Net unrealized appreciation on investments
      and futures contracts....................      13,195,326
                                                 --------------
    Net assets, December 31, 1997..............  $  429,643,059
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 37,286,113 outstanding shares of
      common stock (authorized 90,000,000
      shares)..................................  $        11.52
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997

  INVESTMENT INCOME
    Interest...................................  $    30,059,962
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        1,758,870
    Accounting fees............................          106,000
    Custodian expense..........................           49,000
    Shareholders' reports......................            6,000
    Audit fee..................................            6,000
    Directors' fees............................            3,000
    Legal fees.................................              300
    Miscellaneous expenses.....................            1,825
                                                 ---------------
      Total Expenses...........................        1,930,995
    Less: Custodian fee credit.................          (13,345)
                                                 ---------------
      Net Expenses.............................        1,917,650
                                                 ---------------
  NET INVESTMENT INCOME........................       28,142,312
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................        1,472,562
      Futures contracts........................         (759,159)
      Short sales..............................            9,375
                                                 ---------------
                                                         722,778
                                                 ---------------
    Net change in unrealized appreciation
      (depreciation) on:
      Investments..............................       10,916,448
      Futures contracts........................          (73,032)
                                                 ---------------
                                                      10,843,416
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       11,566,194
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    39,708,506
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     28,142,312     $    31,242,011
    Net realized gain on investments.......................................................            722,778          14,328,542
    Net change in unrealized appreciation (depreciation) on investments....................         10,843,416         (35,068,717)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         39,708,506          10,501,836
                                                                                             ------------------  -------------------
  DIVIDENDS:
    Dividends from net investment income...................................................        (28,098,226)        (30,988,878)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [550,602 and 778,426 shares, respectively]..........................          6,261,175           8,926,475
    Capital stock issued in reinvestment of dividends and distributions [2,484,757 and
     2,790,002 shares, respectively].......................................................         28,098,226          30,988,878
    Capital stock repurchased [(8,707,219) and (3,428,037) shares, respectively]...........        (98,362,062)        (39,168,176)
                                                                                             ------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS..............        (64,002,661)            747,177
                                                                                             ------------------  -------------------
  TOTAL DECREASE IN NET ASSETS.............................................................        (52,392,381)        (19,739,865)
  NET ASSETS:
    Beginning of year......................................................................        482,035,440         501,775,305
                                                                                             ------------------  -------------------
    End of year............................................................................   $    429,643,059     $   482,035,440
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       A2

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                         CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

  ASSETS
    Investments, at value (cost:
      $4,491,825,742)..........................  $4,696,024,117
    Cash.......................................           2,749
    Interest and dividends receivable..........      60,006,370
                                                 --------------
      Total Assets.............................   4,756,033,236
                                                 --------------
  LIABILITIES
    Payable to investment adviser..............       6,725,610
    Payable for investments purchased..........       3,573,515
    Due to broker -- variation margin..........         653,438
    Accrued expenses...........................         546,540
    Payable for capital stock repurchased......         302,094
                                                 --------------
      Total Liabilities........................      11,801,197
                                                 --------------
  NET ASSETS...................................  $4,744,232,039
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,169,112
      Paid-in capital, in excess of par........   4,500,747,938
                                                 --------------
                                                  4,503,917,050
    Undistributed net investment income........         949,046
    Accumulated net realized gain on
      investments..............................      36,942,793
    Net unrealized appreciation on
      investments..............................     202,423,150
                                                 --------------
    Net assets, December 31, 1997..............  $4,744,232,039
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 316,911,160 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        14.97
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997

  INVESTMENT INCOME
    Dividends (net of $187,480 foreign
      withholding tax).........................  $    19,377,627
    Interest...................................      216,743,419
                                                 ---------------
                                                     236,121,046
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       25,757,735
    Custodian expense..........................          281,000
    Shareholders' reports......................          169,000
    Accounting fees............................          101,000
    Audit fees.................................           67,000
    Legal fees.................................            3,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................              923
                                                 ---------------
      Total Expenses...........................       26,382,658
    Less: Custodian fee credit.................         (166,162)
                                                 ---------------
      Net Expenses.............................       26,216,496
                                                 ---------------
  NET INVESTMENT INCOME........................      209,904,550
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      546,046,706
      Futures contracts........................      (20,841,176)
      Short sales..............................          (30,344)
                                                 ---------------
                                                     525,175,186
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (145,915,485)
      Futures contracts........................       (1,775,225)
      Short sales..............................       (1,139,560)
                                                 ---------------
                                                    (148,830,270)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      376,344,916
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   586,249,466
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    209,904,550     $   173,283,574
    Net realized gain on investments.......................................................        525,175,186         270,107,246
    Net change in unrealized appreciation on investments...................................       (148,830,270)         61,403,321
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        586,249,466         504,794,141
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................       (209,004,256)       (174,034,704)
    Dividends in excess of net investment income...........................................                 --             (41,632)
    Distributions from net realized capital gains..........................................       (518,358,296)       (273,551,593)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (727,362,552)       (447,627,929)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,585,160 and 10,561,256 shares, respectively].....................         74,015,405         167,668,924
    Capital stock issued in reinvestment of dividends and distributions [47,801,252 and
     29,086,855 shares, respectively]......................................................        727,362,552         447,627,929
    Capital stock repurchased [(24,112,955) and (8,429,995) shares, respectively]..........       (394,841,365)       (134,428,797)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        406,536,592         480,868,056
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        265,423,506         538,034,268
  NET ASSETS:
    Beginning of year......................................................................      4,478,808,533       3,940,774,265
                                                                                             ------------------  -------------------
    End of year............................................................................   $  4,744,232,039     $ 4,478,808,533
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       A3

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

  ASSETS
    Investments, at value (cost:
      $5,050,966,053)..........................  $5,471,387,547
    Cash.......................................          15,631
    Interest and dividends receivable..........      40,850,547
    Receivable for investments sold............             294
                                                 --------------
      Total Assets.............................   5,512,254,019
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      12,760,562
    Payable to investment adviser..............       8,471,572
    Accrued expenses...........................         654,878
    Due to broker -- variation margin..........         203,828
    Payable for capital stock repurchased......          21,085
                                                 --------------
      Total Liabilities........................      22,111,925
                                                 --------------
  NET ASSETS...................................  $5,490,142,094
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    3,177,111
      Paid-in capital, in excess of par........   4,984,889,353
                                                 --------------
                                                  4,988,066,464
    Undistributed net investment income........         768,864
    Accumulated net realized gain on
      investments..............................      82,447,694
    Net unrealized appreciation on
      investments..............................     418,859,072
                                                 --------------
    Net assets, December 31, 1997..............  $5,490,142,094
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 317,711,061 outstanding shares of
      common stock (authorized 350,000,000
      shares)..................................  $        17.28
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997

  INVESTMENT INCOME
    Dividends (net of $810,090 foreign
      withholding tax).........................  $    35,833,891
    Interest...................................      156,549,837
                                                 ---------------
                                                     192,383,728
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       31,740,440
    Custodian expense..........................          477,000
    Shareholders' reports......................          212,000
    Accounting fees............................           94,000
    Audit fees.................................           72,000
    Legal fees.................................            4,000
    Directors' fees............................            3,000
    Miscellaneous expenses.....................            1,971
                                                 ---------------
      Total Expenses...........................       32,604,411
    Less: Custodian fee credit.................         (284,638)
                                                 ---------------
      Net Expenses.............................       32,319,773
                                                 ---------------
  NET INVESTMENT INCOME........................      160,063,955
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................      867,141,418
      Futures contracts........................         (499,159)
      Short sales..............................        1,049,655
                                                 ---------------
                                                     867,691,914
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................     (160,872,103)
      Futures contracts........................       (1,562,422)
      Short sales..............................       (1,168,571)
                                                 ---------------
                                                    (163,603,096)
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      704,088,818
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   864,152,773
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    160,063,955     $   139,211,865
    Net realized gain on investments.......................................................        867,691,914         408,046,131
    Net change in unrealized appreciation on investments...................................       (163,603,096)         41,728,823
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        864,152,773         588,986,819
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................       (159,343,911)       (142,089,785)
    Distributions from net realized capital gains..........................................       (823,214,223)       (458,909,559)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (982,558,134)       (600,999,344)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [4,859,580 and 8,998,637 shares, respectively]......................         92,765,042         166,455,957
    Capital stock issued in reinvestment of dividends and distributions [56,453,647 and
     34,012,173 shares, respectively]......................................................        982,558,134         600,999,344
    Capital stock repurchased [(18,791,325) and (6,420,074) shares, respectively]..........       (363,698,408)       (119,724,926)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        711,624,768         647,730,375
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        593,219,407         635,717,850
  NET ASSETS:
    Beginning of year......................................................................      4,896,922,687       4,261,204,837
                                                                                             ------------------  -------------------
    End of year............................................................................   $  5,490,142,094     $ 4,896,922,687
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       A4

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                              STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

  ASSETS
    Investments, at value (cost:
      $1,467,986,080)..........................  $2,452,933,864
    Interest and dividends receivable..........       3,244,896
    Receivable for capital stock sold..........         486,793
                                                 --------------
      Total Assets.............................   2,456,665,553
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       6,152,798
    Payable to investment adviser..............       2,079,794
    Accrued expenses...........................         222,585
    Due to broker -- variation margin..........          19,150
                                                 --------------
      Total Liabilities........................       8,474,327
                                                 --------------
  NET ASSETS...................................  $2,448,191,226
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      810,134
      Paid-in capital, in excess of par........   1,455,746,577
                                                 --------------
                                                  1,456,556,711
    Undistributed net investment income........         304,262
    Accumulated net realized gain on
      investments..............................       5,874,119
    Net unrealized appreciation on
      investments..............................     985,456,134
                                                 --------------
    Net assets, December 31, 1997..............  $2,448,191,226
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 81,013,397 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        30.22
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997

  INVESTMENT INCOME
    Dividends (net of $243,027 foreign
      withholding tax).........................  $    34,578,154
    Interest...................................        4,314,396
                                                 ---------------
                                                      38,892,550
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        7,121,699
    Shareholders' reports......................          126,000
    Accounting fees............................          115,000
    Custodian expense..........................           47,000
    Audit fees.................................           26,000
    Directors' fees............................            3,000
    Legal fees.................................            1,000
    Miscellaneous expenses.....................            1,448
                                                 ---------------
      Total Expenses...........................        7,441,147
    Less: Custodian fee credit.................           (8,173)
                                                 ---------------
      Net Expenses.............................        7,432,974
                                                 ---------------
  NET INVESTMENT INCOME........................       31,459,576
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................       57,018,822
      Futures contracts........................       17,002,563
                                                 ---------------
                                                      74,021,385
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      451,770,825
      Futures contracts........................         (207,850)
                                                 ---------------
                                                     451,562,975
                                                 ---------------
  NET GAIN ON INVESTMENTS......................      525,584,360
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $   557,043,936
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $     31,459,576     $    24,969,455
    Net realized gain on investments.......................................................         74,021,385          12,465,185
    Net change in unrealized appreciation on investments...................................        451,562,975         226,522,837
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................        557,043,936         263,957,477
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................        (31,155,314)        (25,100,782)
    Distributions from net realized capital gains..........................................        (67,389,823)        (17,273,757)
    Distributions in excess of net realized capital gains..................................                 --            (196,333)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (98,545,137)        (42,570,872)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [17,248,797 and 14,156,009 shares, respectively]....................        484,303,403         310,087,550
    Capital stock issued in reinvestment of dividends and distributions [3,309,920 and
     1,875,670 shares, respectively].......................................................         98,545,137          42,570,872
    Capital stock repurchased [(6,144,732) and (1,109,676) shares, respectively]...........       (174,536,420)        (23,942,788)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        408,312,120         328,715,634
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................        866,810,919         550,102,239
  NET ASSETS:
    Beginning of year......................................................................      1,581,380,307       1,031,278,068
                                                                                             ------------------  -------------------
    End of year............................................................................   $  2,448,191,226     $ 1,581,380,307
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       A5

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

  ASSETS
    Investments, at value (cost:
      $4,198,636,403)..........................  $6,025,444,474
    Cash.......................................          77,594
    Interest and dividends receivable..........      14,912,488
    Receivable for investments sold............       2,093,331
    Receivable for capital stock sold..........         486,261
                                                 --------------
      Total Assets.............................   6,043,014,148
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........      11,649,933
    Payable to investment adviser..............       6,897,764
    Accrued expenses...........................         486,420
                                                 --------------
      Total Liabilities........................      19,034,117
                                                 --------------
  NET ASSETS...................................  $6,023,980,031
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $    1,938,894
      Paid-in capital, in excess of par........   4,163,259,125
                                                 --------------
                                                  4,165,198,019
    Undistributed net investment income........         919,002
    Accumulated net realized gain on
      investments..............................      31,068,956
    Net unrealized appreciation on investments
      and foreign currencies...................   1,826,794,054
                                                 --------------
    Net assets, December 31, 1997..............  $6,023,980,031
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 193,889,401 outstanding shares of
      common stock (authorized 250,000,000
      shares)..................................  $        31.07
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1997

  INVESTMENT INCOME
    Dividends (net of $1,062,630 foreign
      withholding tax).........................  $    80,559,590
    Interest...................................       70,049,162
                                                 ---------------
                                                     150,608,752
                                                 ---------------
  EXPENSES
    Investment advisory fee....................       24,840,379
    Shareholders' reports......................          249,000
    Custodian expense..........................          122,000
    Accounting fees............................           83,000
    Audit fees.................................           75,000
    Legal fees.................................            4,000
    Directors' fees............................            2,800
    Miscellaneous expenses.....................            1,561
                                                 ---------------
      Total Expenses...........................       25,377,740
    Less: Custodian fee credit.................          (95,183)
                                                 ---------------
      Net Expenses.............................       25,282,557
                                                 ---------------
  NET INVESTMENT INCOME........................      125,326,195
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................      320,710,878
      Foreign currencies.......................          247,917
                                                 ---------------
                                                     320,958,795
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................      744,802,907
      Foreign currencies.......................          (14,018)
                                                 ---------------
                                                     744,788,889
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................    1,065,747,684
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $ 1,191,073,879
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $    125,326,195     $   108,378,560
    Net realized gain on investments and foreign currencies................................        320,958,795         344,149,867
    Net change in unrealized appreciation on investments and foreign currencies............        744,788,889         282,410,872
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................      1,191,073,879         734,939,299
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income...................................................       (127,895,464)       (107,745,221)
    Distributions from net realized capital gains..........................................       (322,171,256)       (422,203,368)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................       (450,066,720)       (529,948,589)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [12,471,611 and 13,547,538 shares, respectively]....................        381,942,219         368,210,773
    Capital stock issued in reinvestment of dividends and distributions [14,665,432 and
     20,011,095 shares, respectively]......................................................        450,066,720         529,948,589
    Capital stock repurchased [(11,774,942) and (3,776,507) shares, respectively]..........       (363,005,143)       (102,985,123)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................        469,003,796         795,174,239
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................      1,210,010,955       1,000,164,949
  NET ASSETS:
    Beginning of year......................................................................      4,813,969,076       3,813,804,127
                                                                                             ------------------  -------------------
    End of year............................................................................   $  6,023,980,031     $ 4,813,969,076
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       A6

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

  ASSETS
    Investments, at value (cost:
      $501,984,495)............................  $  618,110,214
    Cash.......................................             881
    Foreign currency, at value (cost:
      $18,305,955).............................      18,046,890
    Receivable for investments sold............       6,732,972
    Dividends and interest receivable..........         825,037
    Forward currency contracts -- amount
      receivable from counterparties...........         553,788
    Receivable for capital stock sold..........          63,725
                                                 --------------
      Total Assets.............................     644,333,507
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       4,413,779
    Payable to investment adviser..............       1,247,805
    Accrued expenses and other liabilities.....         190,075
    Forward currency contracts -- amount
      payable to counterparties................          80,496
                                                 --------------
      Total Liabilities........................       5,932,155
                                                 --------------
  NET ASSETS...................................  $  638,401,352
                                                 --------------
                                                 --------------
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $      356,200
      Paid-in capital, in excess of par........     523,066,882
                                                 --------------
                                                    523,423,082
    Undistributed net investment income........       3,515,798
    Accumulated net realized gain on
      investments..............................      (4,868,770)
    Net unrealized appreciation on investments
      and foreign currencies...................     116,331,242
                                                 --------------
    Net assets, December 31, 1997..............  $  638,401,352
                                                 --------------
                                                 --------------
    Net asset value and redemption price per
      share, 35,619,965 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $        17.92
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
December 31, 1997

  INVESTMENT INCOME
    Dividends (net of $704,849 foreign
      withholding tax).........................  $     7,940,250
    Interest...................................          622,794
                                                 ---------------
                                                       8,563,044
                                                 ---------------
  EXPENSES
    Investment advisory fee....................        4,836,302
    Custodian expense..........................          368,000
    Accounting fees............................          223,000
    Shareholders' reports......................           55,000
    Audit fees.................................            3,500
    Directors' fees............................            3,000
    Miscellaneous expenses.....................           13,625
                                                 ---------------
                                                       5,502,427
                                                 ---------------
  NET INVESTMENT INCOME........................        3,060,617
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................       29,811,023
      Foreign currencies.......................        1,216,034
                                                 ---------------
                                                      31,027,057
                                                 ---------------
    Net change in unrealized appreciation on:
      Investments..............................        5,516,053
      Foreign currencies.......................         (408,410)
                                                 ---------------
                                                       5,107,643
                                                 ---------------
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................       36,134,700
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    39,195,317
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                    1997                1996
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      3,060,617     $     3,109,922
    Net realized gain on investments and foreign currencies................................         31,027,057          19,772,496
    Net change in unrealized appreciation on investments and foreign currencies............          5,107,643          65,301,446
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................         39,195,317          88,183,864
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (4,377,947)         (3,109,922)
    Distributions in excess of net investment income.......................................         (3,434,778)                 --
    Distributions from net realized capital gains..........................................        (30,337,530)        (19,019,488)
                                                                                             ------------------  -------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS......................................................        (38,150,255)        (22,129,410)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [5,853,862 and 7,307,979 shares, respectively]......................        111,692,563         123,508,873
    Capital stock issued in reinvestment of dividends and distributions [2,115,902 and
     1,310,966 shares, respectively].......................................................         38,150,255          22,129,410
    Capital stock repurchased [(4,869,453) and (1,820,909) shares, respectively]...........        (93,116,567)        (30,587,232)
    Initial capitalization repurchased by The Prudential [-0- and (36,088) shares,
     respectively].........................................................................                 --            (575,000)
                                                                                             ------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS.........................         56,726,251         114,476,051
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         57,771,313         180,530,505
  NET ASSETS:
    Beginning of year......................................................................        580,630,039         400,099,534
                                                                                             ------------------  -------------------
    End of year............................................................................   $    638,401,352     $   580,630,039
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       A7

                        THE PRUDENTIAL SERIES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                           DIVERSIFIED BOND PORTFOLIO

DECEMBER 31, 1997


LONG-TERM INVESTMENTS -- 92.8%                         MOODY'S                       PRINCIPAL
                                                       RATING    INTEREST   MATURITY   AMOUNT         VALUE
LONG-TERM BONDS                                      (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 1.1%
  Agco Corp.,.....................................      Ba1        8.50%   03/15/06    $   600  $      637,500
  Archer Daniels Midland Co.,.....................      Aa3        6.95%   12/15/2097    8,400       8,509,536
                                                                                                --------------
                                                                                                     9,147,036
                                                                                                --------------
AIRLINES -- 4.7%
  Boeing Co., (a).................................      Aa3        8.75%   08/15/21      6,250       7,831,500
  Delta Air Lines, Inc., M.T.N....................      Baa3       7.79%   12/01/98      1,000       1,013,930
  Delta Air Lines, Inc., M.T.N....................      Baa3       8.38%   06/12/98      2,000       2,018,960
  Delta Air Lines, Inc.,..........................      Baa3      9.875%   05/15/00      6,000       6,464,520
  United Airlines, Inc.,..........................      Baa3       9.75%   08/15/21      4,500       5,758,515
  United Airlines, Inc.,..........................      Baa3      10.67%   05/01/04      7,000       8,390,060
  United Airlines, Inc.,..........................      Baa3      11.21%   05/01/14      5,000       7,011,550
                                                                                                --------------
                                                                                                    38,489,035
                                                                                                --------------
BANKS AND SAVINGS & LOANS -- 6.4%
  Banco Ganadero, M.T.N. SA, (Colombia)...........      Baa3       9.75%   08/26/99      4,100       4,212,750
  Bangkok Bank, (Thailand) (b)....................      Ba1       8.375%   01/15/27     12,000       7,032,120
  Banque Cent De Tunisie, (Tunisia)...............      Baa3       7.50%   09/19/07      3,000       2,805,000
  Capital One Bank,...............................      Baa3       7.08%   10/30/01      5,000       5,116,100
  Chase Manhattan Corp., (a)......................       A1        8.00%   06/15/99      2,000       2,050,880
  Chemical Bank, (a)..............................      Aa3       6.625%   08/15/05      2,000       2,016,600
  Compass Trust Bank,.............................       A3        8.23%   01/15/27      4,500       4,882,500
  International Bank for Reconstruction and
    Development, (Supranational)..................      Aaa       12.375%  10/15/02        750         946,125
  Kansallis-Osake Pankki, (Finland)...............       A3        8.65%   12/29/49      5,000       5,100,000
  Kansallis-Osake Pankki, (Finland) (a)...........       A3       10.00%   05/01/02      5,000       5,681,950
  National Australia Bank, (Australia)............       A1        6.40%   12/10/07      3,700       3,700,000
  Skandinaviska Enskilda Bank, (Sweden)...........      Baa1       7.50%   03/29/49      5,000       5,093,750
  Svenska Handelsbank, (Sweden)...................       A1       7.125%   03/29/49      3,500       3,526,250
                                                                                                --------------
                                                                                                    52,164,025
                                                                                                --------------
CABLE -- 1.5%
  Rogers Cablesystems, Inc., (Canada).............      Ba3       10.00%   03/15/05      4,000       4,400,000
  Videotron Holdings, PLC, Zero Coupon (until
    7/1/99).......................................      Baa3      11.125%  07/01/04      8,000       7,619,840
                                                                                                --------------
                                                                                                    12,019,840
                                                                                                --------------
CABLE & PAY TELEVISION SYSTEMS -- 0.4%
  Grupo Televisa SA, (Mexico).....................      Ba3       11.875%  05/15/06      2,500       2,825,000
                                                                                                --------------
COMPUTER SERVICES -- 0.6%
  Seagate Technology, Inc.,.......................      Baa3       7.45%   03/01/37      5,000       5,135,100
                                                                                                --------------
COMPUTERS -- 1.4%
  International Business Machines Corp., (a)......       A1       7.125%   12/01/2096    10,900     11,276,704
                                                                                                --------------
FINANCIAL SERVICES -- 20.5%
  Advanta Corp., M.T.N............................      Ba3        7.25%   08/16/99     10,000       9,859,700
  Advanta Mortgage Loan Trust, Series 1994-3
    (a)...........................................      Aaa        8.49%   01/25/26      8,500       8,925,000
  American General Finance, Inc., (a).............       A1       8.125%   03/15/46     12,000      13,311,600
  Aristar, Inc., (a)..............................       A3        5.75%   07/15/98      2,000       1,999,820
  Aristar, Inc.,..................................      Baa1       7.50%   07/01/99      2,000       2,037,120
  Arkwright Corp.,................................      Baa3      9.625%   08/15/26      5,000       5,919,750
  Chrysler Financial Corp., (a)...................       A3        9.50%   12/15/99      5,000       5,309,800
  Conseco, Inc.,..................................      Ba2        8.70%   11/15/26      1,600       1,788,880
  Conseco, Inc., (b)..............................      Ba2       8.796%   04/01/27     15,500      17,300,635
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa3       7.00%   06/15/00      9,000       9,179,640
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa2      7.875%   03/15/98      5,000       5,018,600
  Enterprise Rent-A-Car USA Finance Co., M.T.N....      Baa2       8.75%   12/15/99      3,000       3,147,000
  Felcor Suite Hotels, Inc.,......................      Ba1       7.625%   10/01/07      7,900       7,906,320
  Ford Motor Credit Co., (a)......................       A1        5.75%   01/25/01      4,000       3,944,680
  Ford Motor Credit Co., (a)......................       A1        6.25%   02/26/98      3,000       3,000,780
  General Motors Acceptance Corp., (a)............       A3        8.40%   10/15/99      3,700       3,836,937
  Green Tree Financial Corp.,.....................       NR        7.90%   03/15/28      7,694       7,946,940
  Industrial Financial Corp.,.....................      Ba1       7.875%   08/04/02      4,000       3,800,000
  Lumbermens Mutual Casualty Co.,.................      Baa1       8.30%   12/01/37     12,850      13,621,000
  Nationwide CSN Trust,...........................       A1       9.875%   02/15/25      5,000       5,896,950
  Polysindo Int'l. Finance Co., (Indonesia).......      Ba3       11.375%  06/15/06      3,000       2,430,000
  Polysindo Int'l. Finance Co., (Indonesia).......      Ba3       13.00%   06/15/01      2,500       2,275,000
  PT Alatief Freeport Financial Co.,
    (Netherlands).................................      Ba1        9.75%   04/15/01      5,750       5,807,500
  Reliastar Financial Corp., (a)..................       A3       6.625%   09/15/03      5,000       5,007,500
  Union Planters Corp.,...........................      Baa1       8.20%   12/15/26      5,000       5,251,550
  Vesta Insurance Group,..........................      Baa3      8.525%   01/15/27     12,000      13,231,200
                                                                                                --------------
                                                                                                   167,753,902
                                                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B1

DECEMBER 31, 1997

                                                      MOODY'S                       PRINCIPAL
                                                       RATING    INTEREST  MATURITY   AMOUNT         VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
FOOD & BEVERAGE -- 1.4%
  RJR Nabisco, Inc.,..............................      Baa3       8.25%   07/01/04    $11,000  $   11,563,750
                                                                                                --------------
FOREST PRODUCTS -- 0.8%
  Westvaco Corp., (a).............................       A1        9.75%   06/15/20      5,000       6,673,550
                                                                                                --------------
INDUSTRIAL -- 0.4%
  Compania Sud Americana de Vapores, SA,
    (Chile).......................................       NR       7.375%   12/08/03      3,000       2,962,500
                                                                                                --------------
INVESTMENT BANKERS -- 7.4%
  Lehman Brothers Holdings, Inc., M.T.N...........      Baa1       6.40%   08/30/00     23,250      23,220,938
  Salomon Inc.,...................................      Baa1       6.25%   10/01/99      8,000       8,009,280
  Salomon Inc.,...................................       A2        6.50%   03/01/00     10,000      10,052,400
  Salomon Inc., M.T.N.............................       A2        6.59%   02/21/01     10,000      10,083,200
  Salomon Inc.,...................................       A2        6.65%   07/15/01      7,000       7,059,080
  Salomon Inc.,...................................       A2        7.25%   05/01/01      2,250       2,309,220
                                                                                                --------------
                                                                                                    60,734,118
                                                                                                --------------
LEISURE & TOURISM -- 2.7%
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.00%   10/15/07      8,000       8,058,640
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.25%   08/15/06      5,000       5,146,400
  Royal Caribbean Cruises Ltd.,...................      Baa3       7.50%   10/15/27      8,500       8,655,890
                                                                                                --------------
                                                                                                    21,860,930
                                                                                                --------------
MEDIA -- 6.0%
  News America Holdings, Inc., (a)................      Baa3       7.50%   03/01/00      6,000       6,134,760
  Paramount Communications, Inc.,.................      Ba2        7.50%   01/15/02      5,000       5,122,600
  Time Warner, Inc.,..............................      Ba1        8.18%   08/15/07      2,500       2,721,150
  Time Warner, Inc.,..............................      Ba1        7.75%   06/15/05      7,800       8,226,972
  Time Warner, Inc.,..............................      Ba1       9.125%   01/15/13      6,000       7,144,620
  Turner Broadcasting System, Inc.,...............      Ba1       8.375%   07/01/13      2,000       2,244,040
  Turner Broadcasting System, Inc.,...............      Ba1        7.40%   02/01/04     13,500      14,023,125
  Viacom, Inc.,...................................      Ba2        7.75%   06/01/05      3,000       3,051,270
                                                                                                --------------
                                                                                                    48,668,537
                                                                                                --------------
MISCELLANEOUS CONSUMER GROWTH -- 0.4%
  Whitman Corp.,..................................      Baa2       7.50%   08/15/01      3,000       3,107,220
                                                                                                --------------
MORTGAGE PASS-THROUGHS -- 3.0%
                                                                           02/15/08
                                                                              -
  Government National Mortgage Association,.......                 7.50%   02/15/26      3,675       3,783,890
                                                                           05/20/02
                                                                              -
  Government National Mortgage Association,.......                 7.50%   01/15/26     20,159      20,745,779
  Government National Mortgage Association,.......                 7.50%   02/15/09        133         137,714
                                                                                                --------------
                                                                                                    24,667,383
                                                                                                --------------
OIL & GAS -- 4.8%
  Apache Corp.,...................................      Baa1       7.95%   04/15/26      1,300       1,456,910
  B.J. Services Co.,..............................      Baa2       7.00%   02/01/06      5,000       5,118,750
  Gulf Canada Resources Ltd., (Canada)............      Ba1        8.25%   03/15/17      6,600       7,342,566
  Occidental Petroleum Corp.,.....................      Baa2      10.125%  11/15/01      5,000       5,641,200
  Occidental Petroleum Corp.,.....................      Baa2      11.125%  08/01/10      5,000       6,810,700
  Parker & Parsley Petroleum Co.,.................      Baa3       8.25%   08/15/07      4,000       4,405,760
  Seagull Energy Corp.,...........................      Ba1        7.50%   09/15/27      8,325       8,622,119
                                                                                                --------------
                                                                                                    39,398,005
                                                                                                --------------
PAPER & FOREST -- 0.8%
  UPM-Kymmene Oyj,................................      Baa1       7.45%   11/26/27      6,000       6,157,500
                                                                                                --------------
RAILROADS -- 1.8%
  CSX Corp.,......................................      Baa2       7.95%   05/01/27      3,000       3,391,080
  Norfolk Southern Corp., (a).....................      Baa1       7.80%   05/15/27     10,000      11,287,500
                                                                                                --------------
                                                                                                    14,678,580
                                                                                                --------------
RESTAURANTS -- 1.2%
  Darden Restaurants, Inc., (a)...................      Baa1      7.125%   02/01/16     10,000       9,606,500
                                                                                                --------------
RETAIL -- 2.8%
  Federated Department Stores, Inc.,..............      Baa2       8.50%   06/15/03     10,200      11,127,180
  Federated Department Stores, Inc.,..............      Baa2      8.125%   10/15/02      5,250       5,612,250
  Kmart Corp., M.T.N..............................      Ba3        9.80%   06/15/98      2,000       2,020,000
  Rite Aid Corp., (a).............................      Baa1       6.70%   12/15/01      4,000       4,065,000
                                                                                                --------------
                                                                                                    22,824,430
                                                                                                --------------
TELECOMMUNICATIONS -- 5.4%
  Impast Corp.,...................................       B2       12.125%  07/15/03      3,000       3,045,000
  McLeod USA Inc.,................................       B3        9.25%   07/15/07      2,000       2,100,000
  McLeod USA, Inc., Zero Coupon (until 3/1/02)....       B3       10.50%   03/01/07      5,000       3,637,500
  Tele-Communications, Inc.,......................      Ba1       7.875%   08/01/13      5,800       6,238,306
  Tele-Communications, Inc.,......................      Ba1       6.875%   02/15/06     10,000      10,036,800
  Tele-Communications, Inc.,......................      Ba1       10.125%  04/15/22      6,300       8,383,851
  Total Access Communications Public Company Ltd.,
    (Thailand)....................................      Ba2       8.375%   11/04/06     15,000       7,200,000
  WorldCom, Inc.,.................................      Ba1        7.75%   04/01/07      3,500       3,758,615
                                                                                                --------------
                                                                                                    44,400,072
                                                                                                --------------
UTILITIES -- 6.4%
  Arkla, Inc., M.T.N..............................      Baa3       9.32%   12/18/00      2,000       2,140,300
  Avon Energy Partners Holdings,..................       NR        7.05%   12/11/07      5,000       5,081,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B2

DECEMBER 31, 1997

                                                      MOODY'S                       PRINCIPAL
                                                       RATING    INTEREST  MATURITY   AMOUNT         VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)    RATE      DATE      (000)       (NOTE 2)
                                                    ------------  ------   --------  ---------  --------------
  California Infrastructure PG&E, Series
    1997-1,.......................................      Aaa        6.32%   09/25/05    $ 4,000  $    3,993,750
  Cleveland Electric Illumination,................      Ba1        7.88%   11/01/17      5,700       6,017,490
  Commonwealth Edison Co.,........................      Baa3      7.625%   01/15/07      7,525       7,941,735
  El Paso Electric Company,.......................      Ba3        9.40%   05/01/11      4,000       4,522,280
  Hyder PLC,......................................      Baa1       7.25%   12/15/17     12,000      12,125,400
  Niagara Mohawk Power,...........................      Ba3       6.875%   04/01/03      4,000       3,988,440
  Niagara Mohawk Power,...........................      Ba3        8.00%   06/01/04      5,000       5,297,900
  Pennsylvania Power & Light Co., (a).............       A3       9.375%   07/01/21      1,150       1,284,113
                                                                                                --------------
                                                                                                    52,392,658
                                                                                                --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 2.7%
  Federal Farm Credit Bank,.......................                 8.65%   10/01/99        150         156,891
  Resolution Funding Corp.,.......................                8.125%   10/15/19        700         861,875
  Resolution Funding Corp., (a)...................                 Zero    10/15/15     17,100       5,768,514
  Resolution Funding Corp.,.......................                8.625%   01/15/21        200         258,812
  United States Treasury Notes, (b)...............                7.875%   08/15/01      4,000       4,276,240
  United States Treasury Notes,...................                5.875%   09/30/02      4,950       4,977,077
  United States Treasury Notes,...................                 6.00%   07/31/02      1,000       1,010,470
  United States Treasury Notes,...................                6.125%   07/31/00      3,000       3,030,930
  United States Treasury Notes,...................                 6.25%   02/15/03      1,800       1,840,788
  United States Treasury Notes,...................                6.625%   07/31/01        200         205,624
                                                                                                --------------
                                                                                                    22,387,221
                                                                                                --------------
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES -- 0.1%
  Federal National Mortgage Association,..........                 9.00%   10/01/16        305         323,942
  Federal National Mortgage Association,..........                 9.00%   05/01/17        211         225,908
  Federal National Mortgage Association,..........                 9.00%   09/01/21          6           6,628
                                                                                                --------------
                                                                                                       556,478
                                                                                                --------------
FOREIGN GOVERNMENT BONDS -- 8.1%
  Banco de Commercio Exterior de Colombia, SA,
    M.T.N., (Colombia)............................      Baa3      8.625%   06/02/00      2,000       2,045,000
  City of Moscow, (Russia)........................      Ba2        9.50%   05/31/00      5,000       4,725,000
  City of Moscow, (Russia)........................      Ba2        9.50%   05/31/00      2,000       1,890,000
  City of St. Petersburg, (Russia)................       NR        9.50%   06/18/02      5,000       4,500,000
  Republic of Colombia, (Colombia)................      Baa3      7.625%   02/15/07     12,500      11,672,125
  Republic of Colombia, (Colombia)................      Baa3       8.00%   06/14/01      1,600       1,605,600
  Republic of Colombia, (Colombia)................      Baa3       8.75%   10/06/99      3,500       3,604,370
  Republic of Panama, (Panama)....................      Ba1       7.875%   02/13/02      8,000       7,990,000
  Republic of Philippines, (Philippines)..........      Ba1        8.60%   06/15/27      1,000         820,000
  Republic of South Africa, (South Africa)........      Baa3       8.50%   06/23/17     17,000      16,235,000
  Rio De Janeiro, (Brazil)........................       B1       10.375%  07/12/99      5,000       4,956,250
  Russian Ministry of Finance, (Russia)...........      Ba2       10.00%   06/26/07      2,500       2,316,250
  United Mexican States, (Mexico).................      Ba2       11.50%   05/15/26      3,500       4,147,500
                                                                                                --------------
                                                                                                    66,507,095
                                                                                                --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $745,310,568).........................................................................     757,957,169
                                                                                                --------------

SHORT-TERM INVESTMENT -- 5.5%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account
    (cost $45,329,000; Note 5)....................                 6.53%   01/02/98     45,329      45,329,000
                                                                                                --------------
TOTAL INVESTMENTS -- 98.3%
  (cost $790,639,568; Note 6).................................................................     803,286,169
                                                                                                --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (C) -- (0.0%)......................................        (214,531)
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.7%...........................................      13,635,093
                                                                                                --------------
TOTAL NET ASSETS -- 100.0%....................................................................  $  816,706,731
                                                                                                --------------
                                                                                                --------------

The following abbreviations are used in portfolio descriptions:
    M.T.N.  Medium Term Note
        SA Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation)

(a)  Security segregated as collateral for futures contracts.

(b) Portion of security segregated as collateral for future contracts. The aggregate cost of the segregated securities is $26,272,861. The aggregated value is $23,624,600.

(c)  Open futures contracts as of December 31, 1997 are as follows:


                                                               VALUE AT
 NUMBER OF                         EXPIRATION   VALUE AT     DECEMBER 31,
 CONTRACTS           TYPE             DATE     TRADE DATE        1997       DEPRECIATION
Short Positions:
    411      U.S. Treasury Notes     Mar 98   $45,852,188   $46,096,219      $ (244,031)
    145      U.S. Treasury Bond      Mar 98   $17,248,531   $17,467,969      $ (219,438)

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B3

                          GOVERNMENT INCOME PORTFOLIO
DECEMBER 31, 1997


LONG-TERM INVESTMENTS -- 95.7%                                         PRINCIPAL
                                                   INTEREST  MATURITY    AMOUNT       VALUE
LONG-TERM BONDS -- 95.7%                             RATE      DATE      (000)       (NOTE 2)
                                                    ------   --------  ---------  --------------
ASSET-BACKED SECURITIES -- 5.6%
  Chase Manhattan Credit Card Master Trust, Series
    1995-2 (a)(b).................................  6.110%   08/15/01  $  12,500  $   12,503,875
  Equicon Home Equity Loan Trust, Series 1994-2...  7.850%   03/18/14      1,029       1,034,799
  Team Financing Corp., Series 1997-1 Class A.....  7.350%   05/15/03     10,000      10,368,700
                                                                                  --------------
                                                                                      23,907,374
                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATION -- 2.3%
  Main Place Funding (a)..........................  6.179%   07/17/98     10,000      10,018,750
                                                                                  --------------
CORPORATE -- 1.9%
  Merck & Co......................................  5.760%   05/03/37      8,000       8,232,880
                                                                                  --------------
MORTGAGE PASS-THROUGHS -- 36.0%
  Federal Home Loan Mortgage Corp., ARM...........  7.932%   06/01/25      7,450       7,652,695
  Federal National Mortgage Association...........  6.560%   08/27/04     25,000      25,218,750
                                                             05/01/10
                                                                -
  Federal National Mortgage Association...........  7.500%   12/01/12     20,920      21,488,806
                                                             03/01/22
                                                                -
  Federal National Mortgage Association...........  8.000%   05/01/26      1,913       1,985,086
                                                             05/01/24
                                                                -
  Federal National Mortgage Association...........  8.500%   04/01/25     24,639      25,836,437
                                                             02/01/25
                                                                -
  Federal National Mortgage Association...........  9.000%   04/01/25     10,179      10,851,475
                                                             04/08/07
                                                                -
  Federal National Mortgage Association Strips....   Zero    10/08/09     43,480      22,792,572
                                                             12/15/25
                                                                -
  Government National Mortgage Association........  7.500%   02/15/26     18,260      18,719,986
                                                             09/15/23
                                                                -
  Government National Mortgage Association........  8.000%   10/15/25     19,511      20,249,250
                                                                                  --------------
                                                                                     154,795,057
                                                                                  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 49.9%
  Israel AID......................................   Zero    03/15/06     18,272      11,233,991
  Israel AID......................................   Zero    08/15/09     20,000      10,000,000
  Resolution Funding Corp.........................  8.125%   10/15/19      4,200       5,171,250
  Small Business Administration Participation
    Certificate...................................  7.150%   01/01/17     19,125      19,966,691
  Small Business Administration Participation
    Certificate...................................  7.200%   10/01/16     19,338      20,178,133
  Small Business Adminstration Participation
    Certificate...................................  6.850%   07/01/17      5,000       5,166,050
  United States Treasury Bond (b).................  6.625%   02/15/27     25,000      27,140,500
  United States Treasury Bond (b).................  8.125%   08/15/19     28,000      35,035,000
  United States Treasury Bond (b).................  12.000%  08/15/13     24,100      35,509,904
  United States Treasury Note.....................  6.000%   08/15/00      5,000       5,035,950
  United States Treasury Note.....................  6.250%   10/31/01      3,500       3,559,605
  United States Treasury Note (b).................  7.750%   12/31/99     35,000      36,361,850
                                                                                  --------------
                                                                                     214,358,924
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $398,044,627)...........................................................     411,312,985
                                                                                  --------------

SHORT-TERM INVESTMENT -- 3.1%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account
    (cost $13,337,000; Note 5)....................   6.53%   01/02/98     13,337      13,337,000
                                                                                  --------------
TOTAL INVESTMENTS -- 98.8%
  (cost $411,381,627; Note 6)...................................................     424,649,985
                                                                                  --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS -- (C)...............................         (38,438)
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.2%.............................       5,031,512
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................................  $  429,643,059
                                                                                  --------------
                                                                                  --------------

----------

(a) The interest rate shown reflects the current rate of the variable rate instrument.

(b)  Pledged as initial margin on financial future contracts.

(c)  Open futures contracts as of December 31, 1997 are as follows:


 NUMBER OF                                                       EXPIRATION      VALUE AT         VALUE AT
 CONTRACTS         TYPE                                             DATE        TRADE DATE    DECEMBER 31, 1997   DEPRECIATION
 Short Position:
    123       U.S. Treasury Note                                   Mar 98      $  13,722,187    $ 13,795,219       ($ 73,032)

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       B4

                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 91.8%

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 58.6%                            (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------

AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba1       $   2,875  $    3,054,687
                                                                             --------------
AIRLINES -- 4.2%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................      Baa3         20,000      25,218,200
    10.375%, 02/01/11 (a).........................      Ba1          56,905      73,306,108
  United Airlines, Inc.,
    6.126%, 03/02/04..............................      Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................      Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................      Baa3         46,665      55,931,736
    11.21%, 05/01/14..............................      Baa3         18,433      25,848,780
                                                                             --------------
                                                                                201,249,483
                                                                             --------------
ASSET-BACKED SECURITIES -- 1.6%
  California Infrastructure,
    6.14%, 03/25/02...............................      Aaa           5,500       5,511,000
    6.17%, 03/25/03...............................      Aaa           6,000       6,018,600
    6.28%, 09/25/05...............................      Aaa           7,000       7,042,000
    6.38%, 09/25/08...............................      Aaa          21,000      21,172,200
    6.42%, 12/26/09...............................      Aaa          10,000      10,110,000
    6.48%, 11/26/09...............................      Aaa          10,000      10,115,625
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (a)...........................      Aaa           4,650       4,602,012
  Team Financing Corp,
    7.35%, 05/15/03...............................      Aa2          11,000      11,405,570
                                                                             --------------
                                                                                 75,977,007
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 5.9%
  Banco Ganadero, M.T.N. SA (Colombia),
    9.75%, 08/26/99...............................      Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05...............................      Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................      Ba1           7,500       5,250,000
    8.375%, 01/15/27 Sr. Note.....................      Ba1          40,000      23,440,400
  Bank Nova Scotia,
    6.50%, 07/15/07...............................       A1           7,200       7,218,000
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................       A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................       A2           7,500       7,485,000
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         17,950      16,783,250
  Capital One Bank,
    6.97%, 02/04/02...............................      Baa3         25,000      25,362,750
    7.08%, 10/30/01...............................      Baa3         35,100      35,915,022
    7.35%, 06/20/00...............................      Baa3          8,100       8,293,266
    8.125%, 03/01/00..............................      Baa3         13,150      13,630,501
  Chase, Inc.
    6.075%, 02/28/00..............................      Aa3           4,000       4,006,160
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/29/49...............................       A3          10,000      10,200,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1          14,000      14,000,000
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1           5,000       5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------

  Okobank, (Finland),
    7.20%, 10/29/49...............................       A3       $   9,000  $    9,101,250
    7.20%, 10/29/49...............................       A3           3,500       3,539,375
    7.312%, 09/27/49..............................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (a)...........................      Aa3          17,400      17,513,448
  Siam Commercila, (Thailand),
    7.50%, 03/15/06...............................       A3          14,500       9,425,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49..............................       A1          10,000      10,075,000
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (a)...........................      Ba1          20,000      12,000,000
                                                                             --------------
                                                                                278,805,472
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 2.0%
  Continental Cablevision, Inc.,
    8.50%, 09/15/01...............................      Baa3          5,545       5,889,455
  Tele-Communications, Inc.,
    6.875%, 02/15/06..............................      Ba1          10,000      10,036,800
    7.375%, 02/15/00..............................      Ba1          27,000      27,521,100
    7.875%, 08/01/13..............................      Ba1          19,350      20,812,279
    8.25%, 01/15/03...............................      Ba1           2,000       2,135,780
    9.25%, 04/15/02...............................      Ba1           9,500      10,427,865
    9.875%, 06/15/22..............................      Ba1          12,900      16,811,667
                                                                             --------------
                                                                                 93,634,946
                                                                             --------------
CONSULTING -- 0.7%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1         12,500      12,513,250
    6.375%, 11/30/01..............................      Baa1         21,500      21,500,000
                                                                             --------------
                                                                                 34,013,250
                                                                             --------------
CONSUMER SERVICES -- 0.1%
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           3,500       3,503,570
                                                                             --------------
FINANCIAL SERVICES -- 15.4%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          15,000      14,400,000
    7.25%, 08/16/99...............................      Ba3           3,000       2,957,910
    7.50%, 08/28/00...............................      Ba3          35,000      34,053,250
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Arkwright Corp.,
    9.625%, 08/15/26..............................      Baa3          8,000       9,471,600
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Bear Stearns & Co.,
    6.50%, 07/05/00...............................       A2          20,000      20,120,800
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................       A3          10,000      10,000,000
  Conseco, Inc.,
    8.70%, 11/15/26 (a)...........................      Ba2          32,313      36,126,991
    8.796%, 04/01/27 (a)..........................      Ba2          23,900      26,676,463
  Donaldson Lufkin, & Jenrette Inc.,
    5.625%, 02/15/16..............................      Baa1          5,480       5,395,827

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B5

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa2      $  11,500  $   11,554,050
    6.95%, 03/01/04...............................      Baa2         27,500      28,050,000
    7.00%, 06/15/00...............................      Baa2         30,000      30,598,800
    7.50%, 06/15/03...............................      Baa2          5,000       5,261,900
    8.75%, 12/15/99...............................      Baa2          5,000       5,245,000
  First Chicago NBD Corp.,
    5.819%, 09/23/02..............................       A1           8,000       7,976,000
  First Union Corp.,
    9.45%, 06/15/99...............................       A2           4,000       4,177,920
  Great Western Financial,
    8.206%, 02/01/27 (a)..........................       A3          19,300      20,469,966
  Industrial Finance Corp.,
    7.75%, 08/04/07...............................      Ba1           5,000       4,750,000
    7.875%, 08/04/02..............................      Ba1           6,000       5,700,000
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1          8,000       7,950,000
    6.33%, 08/01/00...............................      Baa1         30,000      30,039,600
    6.40%, 08/30/00...............................      Baa1         79,000      78,901,250
    6.71%, 10/12/99...............................      Baa1          6,000       6,056,640
    6.89%, 10/10/00...............................      Baa1         10,545      10,701,804
    7.125%, 07/15/02..............................      Baa1         16,000      16,359,680
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         21,750      23,055,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
  Merita Bank, Ltd.,
    7.50%, 12/29/49...............................       A3          15,000      15,390,000
  Merrill Lynch Pierce, Fenner & Smith,
    5.935%, 11/14/00..............................      Aa3          10,000       9,966,250
  Paine Webber Group, Inc.,
    7.625%, 10/15/08 Sr. Note.....................      Baa1          5,000       5,352,700
  PT Alatief Freeport Financial Co., Sr. Notes,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           8,950       9,039,500
  Salomon, Inc.,
    6.25%, 10/01/99...............................       A2          32,800      32,838,048
    6.50%, 03/01/00 (a)...........................       A2          38,500      38,701,740
    6.59%, 02/21/01 (a)...........................       A2          30,750      31,005,840
    6.75%, 02/15/03...............................       A2           5,000       5,057,850
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
  Sears Roebuck Acceptance Corp., M.T.N.,
    6.38%, 02/16/99...............................       A2          25,000      25,125,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1          9,000       9,008,100
  Textron Financial Corp.,
    6.05%, 03/16/09...............................      Aaa          46,440      46,354,771
  Union Planters Corp., Gtd. Notes,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                731,941,767
                                                                             --------------
FOOD & BEVERAGE -- 0.5%
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3           5,000       5,008,650
    6.95%, 12/15/2097.............................      Aa3          18,800      19,045,152
                                                                             --------------
                                                                                 24,053,802
                                                                             --------------
INDUSTRIAL -- 0.8%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................       NR           7,600       7,505,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Reliance Industries Ltd.,
    8.125%, 09/27/05..............................      Baa3      $  15,000  $   14,025,000
    8.25%, 01/15/27...............................      Baa3         19,000      17,005,000
                                                                             --------------
                                                                                 38,535,000
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,750       5,855,455
                                                                             --------------
MEDIA -- 5.7%
  Paramount Communications, Inc., Sr. Notes,
    7.50%, 01/15/02...............................      Ba2           6,425       6,582,541
  Time Warner, Inc.,
    6.10%, 12/30/01...............................      Ba1          27,650      27,016,815
    8.11%, 08/15/06...............................      Ba1           7,250       7,848,850
    8.18%, 08/15/07...............................      Ba1          24,915      27,118,981
    9.125%, 01/15/13..............................      Ba1          41,270      49,143,078
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          17,325      19,438,997
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          71,325      70,082,518
    7.75%, 06/01/05...............................      Ba2          60,025      61,050,827
                                                                             --------------
                                                                                268,282,607
                                                                             --------------
OIL & GAS -- 1.6%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          2,900       3,250,030
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Baa2          4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1           4,500       5,006,295
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Petroliam Nasional, (Malaysia),
    6.625%, 10/18/01..............................       A2          12,000      11,662,680
  Seagull Energy Corp.,
    7.50%, 09/15/27...............................      Ba1          17,000      17,606,730
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         30,000      30,829,800
                                                                             --------------
                                                                                 75,754,855
                                                                             --------------
PAPER & FOREST -- 0.5%
  UPM-Kymmene Oyj,
    7.45%, 11/26/27...............................      Baa1         22,800      23,398,500
                                                                             --------------
RAILROADS -- 0.5%
  Norfolk Southern Corp.,
    7.05%, 05/01/37...............................      Baa1         25,000      26,218,750
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.2%
  Falcor Suite Hotels, Inc.,
    7.625%, 10/1/07...............................      Ba1           8,000       8,006,400
                                                                             --------------
RETAIL -- 2.8%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02 Sr. Note (a).................      Baa2         41,030      43,861,070
    8.50%, 06/15/03 (a)...........................      Baa2         32,400      35,345,160
    10.00%, 02/15/01 (a)..........................      Baa2         46,115      50,791,061
  Rite Aid Corp.,
    6.70%, 12/15/01...............................      Baa1          5,000       5,081,250
                                                                             --------------
                                                                                135,078,541
                                                                             --------------
TELECOMMUNICATIONS -- 3.6%
  McLeod USA Inc., Sr. Notes,
    9.25%, 07/15/07...............................       B3           3,000       3,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B6

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2       $  33,000  $   15,840,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          80,000      83,775,200
    7.75%, 04/01/07...............................      Ba1          25,000      26,847,250
    7.75%, 04/01/27...............................      Ba1           4,500       4,944,420
    8.875%, 01/15/06..............................      Ba1          32,000      34,429,440
                                                                             --------------
                                                                                168,986,310
                                                                             --------------
TOBACCO -- 3.0%
  Philip Morris Co. Inc.,
    6.375%, 02/01/06..............................       A2          17,675      17,359,501
    7.20%, 02/01/07...............................       A2          31,915      32,932,769
  RJR Nabisco, Inc.,
    7.625%, 09/15/03..............................      Baa3         10,500      10,732,260
    8.25%, 07/01/04...............................      Baa3          8,000       8,410,000
    8.50%, 07/01/07...............................      Baa3         11,000      11,726,550
    8.75%, 04/15/04...............................      Baa3         23,090      24,719,000
    8.75%, 08/15/05...............................      Baa3         19,000      20,499,670
    9.25%, 08/15/13...............................      Baa3         13,571      15,227,341
                                                                             --------------
                                                                                141,607,091
                                                                             --------------
TRANSPORTATION/TRUCKING/SHIPPING -- 0.0%
  Federal Express Corp., M.T.N.,
    10.05%, 06/15/99..............................      Baa2            500         527,645
                                                                             --------------
UTILITIES -- 1.9%
  Commonwealth Edison Co.,
    7.375%, 01/15/04..............................      Baa3         14,000      14,523,880
    7.625%, 01/15/07..............................      Baa3         21,000      22,162,980
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/04...............................      Baa1         25,000      25,093,750
    6.875%, 12/15/17..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           5,000       4,415,625
                                                                             --------------
                                                                                 91,634,985
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 3.1%
  United States Treasury Bond,
    6.125%, 08/15/07..............................                    7,500       7,707,450
  United States Treasury Notes,
    5.875%, 01/31/99 (a)..........................                   20,000      20,046,800
    5.875%, 09/30/02..............................                   28,550      28,706,169
    5.875%, 02/15/04..............................                   16,750      16,896,563
    6.25%, 10/31/01...............................                    9,500       9,661,785
    6.375%, 03/31/01 (a)..........................                    4,600       4,686,250
    6.375%, 08/15/27..............................                   57,325      60,460,104
                                                                             --------------
                                                                                148,165,121
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 4.2%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................      Aa2           5,500       5,492,850
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2          16,500      15,592,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          25,000      22,500,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2       $   3,000  $    3,007,969
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (a)..........................      Baa3         85,000      79,370,450
    8.00%, 06/14/01...............................      Baa3          2,250       2,257,875
    8.75%, 10/06/99...............................      Baa3         12,325      12,692,532
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         37,950      36,242,250
  Russian Ministry of Finance, (Russia),
    10.00%, 06/26/07..............................      Ba2           7,800       7,226,700
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2           6,900       8,176,500
                                                                             --------------
                                                                                198,183,376
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $2,787,932,280)....................................................   2,779,026,495
                                                                             --------------

COMMON STOCKS -- 32.5%                                 SHARES
                                                    -------------
AEROSPACE -- 0.8%
  AlliedSignal, Inc...............................        196,400       7,647,325
  GenCorp, Inc....................................        100,000       2,500,000
  Litton Industries, Inc. (b).....................         78,900       4,536,750
  Lockheed Martin Corp............................        193,000      19,010,500
  Parker-Hannifin Corp. (b).......................         43,925       2,015,059
  Raytheon Co. (Class "A" Stock) (b)..............          7,295         359,749
                                                                   --------------
                                                                       36,069,383
                                                                   --------------
AIRLINES -- 0.4%
  AMR Corp. (b)...................................         84,700      10,883,950
  US Airways Group, Inc. (b)......................        114,900       7,181,250
                                                                   --------------
                                                                       18,065,200
                                                                   --------------
APPAREL -- 0.0%
  Phillips-Van Heusen Corp........................         96,300       1,372,275
                                                                   --------------
AUTOS - CARS & TRUCKS -- 0.4%
  Chrysler Corp...................................        147,800       5,200,712
  Ford Motor Co...................................         95,600       4,654,525
  General Motors Corp.............................        111,000       6,729,375
  Mascotech, Inc..................................         96,000       1,764,000
  Titan International, Inc........................        102,950       2,065,434
                                                                   --------------
                                                                       20,414,046
                                                                   --------------
BANKS AND SAVINGS & LOANS -- 1.4%
  BankAmerica Corp................................        172,000      12,556,000
  Barnett Banks, Inc..............................        179,600      12,908,750
  Chase Manhattan Corp............................        213,800      23,411,100
  Citicorp........................................         56,800       7,181,650
  Fleet Financial Group, Inc......................        166,100      12,447,119
                                                                   --------------
                                                                       68,504,619
                                                                   --------------
CHEMICALS -- 0.2%
  Ferro Corp......................................        137,100       3,333,244
  Millennium Chemicals, Inc.......................        148,927       3,509,092
  OM Group, Inc...................................         64,400       2,358,650
                                                                   --------------
                                                                        9,200,986
                                                                   --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (b)...............................        373,700      12,845,937
                                                                   --------------
COMPUTER SERVICES -- 1.5%
  Autodesk, Inc...................................        671,600      24,849,200
  BMC Software, Inc. (b)..........................        296,400      19,451,250

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B7

DECEMBER 31, 1997
                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  -------------

  Cadence Design Systems, Inc. (b)................       693,800  $   16,998,100
  Microsoft Corp. (a).............................        67,900       8,776,075
                                                                  --------------
                                                                      70,074,625
                                                                  --------------
COMPUTERS -- 2.1%
  3Com Corp. (b)..................................       519,600      18,153,525
  Cisco Systems, Inc. (b).........................       436,050      24,309,787
  Compaq Computer Corp............................       245,300      13,844,119
  Digital Equipment Corp. (b).....................        99,200       3,670,400
  International Business Machines Corp............       179,800      18,800,337
  Sun Microsystems, Inc. (b)......................       552,900      22,046,887
                                                                  --------------
                                                                     100,825,055
                                                                  --------------
CONSTRUCTION -- 0.2%
  Oakwood Homes Corp..............................       141,600       4,699,350
  Standard Pacific Corp...........................       156,600       2,466,450
  Webb Corp.......................................       142,600       3,707,600
                                                                  --------------
                                                                      10,873,400
                                                                  --------------
CONSUMER-APPLIANCES -- 0.3%
  Sunbeam Corp.,..................................       293,000      12,342,625
                                                                  --------------
CONTAINERS -- 0.0%
  Owens-Illinois, Inc. (b)........................        58,300       2,211,756
                                                                  --------------
COSMETICS & SOAPS -- 0.5%
  Avon Products, Inc..............................       425,600      26,121,200
                                                                  --------------
DIVERSIFIED OPERATIONS -- 1.0%
  Cognizant Corp..................................       289,800      12,914,212
  General Electric Co.............................       408,600      29,981,025
  Whitman Corp....................................       135,000       3,518,437
                                                                  --------------
                                                                      46,413,674
                                                                  --------------
DRUGS AND MEDICAL SUPPLIES -- 3.8%
  American Home Products Corp.,...................       315,500      24,135,750
  Biogen, Inc. (b)................................       532,500      19,369,687
  Bristol-Myers Squibb Co.........................       308,700      29,210,737
  Cardinal Health, Inc............................       300,300      22,560,037
  Guidant Corp....................................       202,400      12,599,400
  Medtronic, Inc..................................       398,500      20,846,531
  Novartis Corp., AG, ADR (Switzerland)...........        84,100       6,833,125
  Pfizer, Inc.....................................       253,800      18,923,962
  Warner-Lambert Co...............................       190,400      23,609,600
                                                                  --------------
                                                                     178,088,829
                                                                  --------------
ELECTRICAL EQUIPMENT -- 0.0%
  Belden, Inc.....................................        68,200       2,404,050
                                                                  --------------
ELECTRONICS -- 0.5%
  Intel Corp......................................        79,600       5,591,900
  National Semiconductor Corp. (b)................       738,400      19,152,250
                                                                  --------------
                                                                      24,744,150
                                                                  --------------
ENGINEERING & CONSTRUCTION -- 0.0%
  Giant Cement Holdings, Inc. (b).................        59,100       1,366,687
                                                                  --------------
ENVIRONMENTAL SERVICES -- 0.5%
  U.S.A. Waste Services, Inc. (b).................       651,100      25,555,675
                                                                  --------------
EXPLORATION & PRODUCTION -- 0.0%
  Apex Silver Mines Ltd. (b)......................        83,600       1,065,900
                                                                  --------------
FINANCIAL SERVICES -- 1.6%
  Fannie Mae......................................        24,900       1,420,856
  Lehman Brothers Holdings, Inc...................       254,000      12,954,000
  Merrill Lynch & Co., Inc........................        59,200       4,317,900
  Morgan Stanley, Dean Witter, Discover & Co.,....       334,090      19,753,071
  Schwab (Charles) Corp...........................       417,600      17,513,100
  Travelers Group, Inc............................       357,967      19,285,472
                                                                  --------------
                                                                      75,244,399
                                                                  --------------

DECEMBER 31, 1997
                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                    ------------  --------------

FOOD & BEVERAGES -- 1.3%
  PepsiCo, Inc....................................       740,500  $   26,981,969
  Quaker Oats Co..................................       317,300      16,737,575
  Ralston-Ralston Purina Group....................       205,600      19,107,950
                                                                  --------------
                                                                      62,827,494
                                                                  --------------
FOREST PRODUCTS -- 0.3%
  Boise Cascade Corp.,............................       145,600       4,404,400
  Champion International Corp.....................        96,200       4,359,062
  Louisiana-Pacific Corp..........................       100,400       1,907,600
  Mead Corp.......................................        96,500       2,702,000
  Willamette Industries, Inc......................        70,300       2,262,781
                                                                  --------------
                                                                      15,635,843
                                                                  --------------
HEALTHCARE -- 0.1%
  A.O. Smith Corp.................................        71,500       3,020,875
                                                                  --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.6%
  Columbia/HCA Healthcare Corp.,..................       203,800       6,037,575
  Healthsouth Corp. (b)...........................       779,300      21,625,575
                                                                  --------------
                                                                      27,663,150
                                                                  --------------
HOUSEHOLD PRODUCTS -- 0.0%
  Leggett & Platt, Inc............................        58,300       2,441,312
                                                                  --------------
HOUSING RELATED -- 0.2%
  Hanson, PLC, ADR (United Kingdom)...............       260,962       6,018,436
  Owens Corning...................................       100,100       3,415,912
                                                                  --------------
                                                                       9,434,348
                                                                  --------------
INSURANCE -- 1.2%
  Allstate Corp...................................       150,000      13,631,250
  Berkley (WR) Corp...............................        43,100       1,891,012
  Financial Security Assurance Holdings Ltd.,.....        34,600       1,669,450
  Loews Corp......................................        29,500       3,130,687
  PennCorp Financial Group, Inc...................        81,600       2,912,100
  Provident Companies, Inc........................        54,300       2,097,337
  Reinsurance Group of America, Inc...............       117,450       4,998,966
  TIG Holdings, Inc...............................        86,900       2,883,994
  Trenwick Group, Inc.............................        65,950       2,481,369
  United Healthcare Corp..........................       377,000      18,732,187
  Western National Corp...........................       134,500       3,984,562
                                                                  --------------
                                                                      58,412,914
                                                                  --------------
INSTRUMENTS-CONTROLS -- 0.0%
  Flowserve Corp..................................        40,186       1,122,696
                                                                  --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................       398,800      22,083,550
                                                                  --------------
MACHINERY -- 0.2%
  Case Corp.......................................        88,400       5,342,675
  DT Industries, Inc..............................        36,400       1,237,600
  Global Industrial
    Technologies, Inc. (b)........................        62,400       1,056,900
  Paxar Corp. (b).................................       233,725       3,462,052
                                                                  --------------
                                                                      11,099,227
                                                                  --------------
MANUFACTURING -- 1.0%
  Illinois Tool Works, Inc. (b)...................       181,300      10,900,663
  Tyco International, Ltd.........................       802,800      36,176,175
                                                                  --------------
                                                                      47,076,838
                                                                  --------------
MEDIA -- 0.2%
  Central Newspapers, Inc. (Class "A" Stock)......        50,800       3,756,025
  Houghton Mifflin Co.............................        59,700       2,290,988
  Knight-Ridder, Inc..............................        59,200       3,078,400
  Lee Enterprises, Inc............................        51,700       1,528,381
                                                                  --------------
                                                                      10,653,794
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B8

DECEMBER 31, 1997
                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  -------------

MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc., (b)........       198,200  $   12,883,000
                                                                  --------------
METALS-FERROUS -- 0.2%
  Bethlehem Steel Corp. (b).......................       225,200       1,942,350
  LTV Corp........................................       208,300       2,030,925
  Material Sciences Corp. (b).....................        98,500       1,200,469
  National Steel Corp. (Class "B" Stock) (b)......        42,900         496,031
  USX-U.S. Steel Group............................        61,800       1,931,250
                                                                  --------------
                                                                       7,601,025
                                                                  --------------
METALS-NON FERROUS -- 0.2%
  Aluminum Company of America.....................       147,600      10,387,350
                                                                  --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.3%
  Coltec Industries, Inc. (b).....................        44,400       1,029,525
  Donaldson, Co...................................        55,500       2,500,969
  IDEX Corp.......................................        61,100       2,130,863
  Mark IV Industries, Inc.........................        87,942       1,923,731
  Trinity Industries, Inc.........................        53,100       2,369,588
  Wolverine Tube, Inc. (b)........................        37,600       1,165,600
  York International Corp.........................        27,400       1,084,013
                                                                  --------------
                                                                      12,204,289
                                                                  --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.3%
  Eastman Kodak Co................................        29,200       1,775,725
  Unilever N.V., ADR (United Kingdom).............       237,000      14,797,688
                                                                  --------------
                                                                      16,573,413
                                                                  --------------
MISCELLANEOUS - INDUSTRIAL -- 0.2%
  CBS Corp........................................       207,400       6,105,338
  Energy Group, PLC, ADR (United Kingdom).........        49,862       2,225,092
                                                                  --------------
                                                                       8,330,430
                                                                  --------------
OIL & GAS -- 1.3%
  Basin Exploration, Inc. (b).....................        17,700         314,175
  Cabot Oil & Gas Corp. (Class "A" Stock).........        90,100       1,751,319
  Cross Timbers Oil Co............................       296,300       7,388,981
  Elf Aquitaine SA, ADR (France)..................       126,900       7,439,513
  Enron Oil & Gas Co..............................        49,200       1,042,425
  Murphy Oil Corp.................................        28,100       1,522,669
  Noble Affiliates, Inc.,.........................       196,700       6,933,675
  Pioneer Natural Resources Co....................       325,044       9,405,961
  Seagull Energy Corp. (b)........................        63,700       1,313,813
  Total SA (Class "B" Stock) (France).............       126,800       7,037,400
  Unocal Corp.....................................       389,700      15,125,231
  Western Gas Resources, Inc.,....................       104,700       2,316,488
                                                                  --------------
                                                                      61,591,650
                                                                  --------------
OIL & GAS SERVICES -- 1.5%
  Apache Corp.....................................       498,500      17,478,656
  Halliburton Co..................................       595,200      30,913,200
  J. Ray McDermott, SA (b)........................       166,500       7,159,500
  McDermott International, Inc....................       307,700      11,269,513
  Oryx Energy Co. (b).............................       125,500       3,200,250
                                                                  --------------
                                                                      70,021,119
                                                                  --------------
REAL ESTATE DEVELOPMENT -- 0.2%
  Crescent Operating, Inc. (b)....................        17,360         425,320
  Crescent Real Estate Equities, Inc..............       166,300       6,548,063
  Equity Residential Properties Trust.............        14,600         738,213
                                                                  --------------
                                                                       7,711,596
                                                                  --------------
RETAIL -- 4.2%
  Bombay Company, Inc. (b)........................       141,500         654,438
  Borders Group, Inc. (b).........................       656,000      20,541,000

DECEMBER 31, 1997
                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                   -------------  --------------

  Charming Shoppes, Inc. (b)......................       824,800  $    3,866,250
  Consolidated Stores Corp. (b)...................       466,900      20,514,419
  Costco Companies, Inc. (b)......................       373,200      16,654,050
  CVS Corp........................................       157,900      10,115,469
  Designs, Inc. (b)...............................        52,800         158,400
  Dillards, Inc. (Class "A" Stock)................        32,200       1,135,050
  Federated Department Stores, Inc. (b)...........       242,700      10,451,269
  Home Depot, Inc.................................       276,050      16,252,444
  Jan Bell Marketing, Inc. (b)....................       153,800         384,500
  Kmart Corp. (b).................................       619,600       7,164,125
  Kroger Co. (b)..................................       407,400      15,048,338
  Liz Claiborne, Inc..............................       276,600      11,565,338
  Rite Aid Corp...................................       241,700      14,184,769
  Safeway, Inc. (b)...............................       407,800      25,793,350
  Tandy Corp......................................        47,500       1,831,719
  The Limited, Inc................................       215,300       5,490,150
  The TJX Companies, Inc..........................       449,600      15,455,000
  Toys 'R' Us, Inc. (b)...........................        88,700       2,788,506
                                                                  --------------
                                                                     200,048,584
                                                                  --------------
RUBBER -- 0.1%
  Goodyear Tire & Rubber Co.......................        39,800       2,532,275
                                                                  --------------
TELECOMMUNICATIONS -- 1.2%
  Alcatel Alsthom, ADR (France)...................       127,000       3,214,688
  Deutsche Telekom, ADR (Germany).................        45,800         853,025
  Nextel Communications, Inc. (Class "A" Stock)
    (b)...........................................       871,500      22,659,000
  Tellabs, Inc. (b)...............................       299,000      15,809,625
  WorldCom, Inc...................................       410,800      12,426,700
                                                                  --------------
                                                                      54,963,038
                                                                  --------------
TEXTILES -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (b)...        73,800       1,891,125
  Pillowtex Corp..................................        18,830         656,696
  Tultex Corp. (b)................................        89,800         364,813
                                                                  --------------
                                                                       2,912,634
                                                                  --------------
TOBACCO -- 0.8%
  Bat Industries, PLC, ADR (United Kingdom).......       107,100       2,008,125
  Phillip Morris Co. Inc..........................       646,700      29,303,594
  RJR Nabisco Holdings Corp.......................       125,800       4,717,500
                                                                  --------------
                                                                      36,029,219
                                                                  --------------
TOYS -- 0.4%
  Mattel, Inc.....................................       475,751      17,721,725
                                                                  --------------
TRUCKING/SHIPPING -- 0.0%
  Yellow Corp. (b)................................        44,300       1,113,038
                                                                  --------------
WASTE MANAGEMENT -- 0.1%
  Waste Management, Inc...........................       208,000       5,720,000
                                                                  --------------
TOTAL COMMON STOCKS
  (cost $1,331,959,806).........................................   1,543,620,897
                                                                  --------------

PREFERRED STOCKS -- 0.7%
FINANCIAL SERVICES -- 0.7%
  Central Hispano Capital Corp.,..................       225,900       6,254,606
  Central Hispano Corp.,..........................     1,000,000      26,000,000
                                                                  --------------
                                                                      32,254,606
                                                                  --------------
TOTAL PREFERRED STOCKS
  (cost $31,236,594)............................................      32,254,606
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,151,360,152).........................................   4,354,901,998
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B9

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- 7.2%                      (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
ASSET-BACKED SECURITIES -- 0.3%
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1       $   1,000  $      991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           4,600       4,560,857
  Falcon Asset Securitization Corp.,
    5.90%, 01/21/98...............................       P1           1,000         996,886
  Restructured Asset Securities Enhanced Return,
    5.95875%, 08/28/98............................       P1           4,000       4,000,000
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           2,000       2,000,000
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1           2,000       1,984,184
  Wood Street Funding Corp.,
    5.83%, 02/13/98...............................       P1           1,000         993,198
                                                                             --------------
                                                                                 15,526,574
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank--Michigan,
    5.00%, 01/30/98...............................       P1           2,000       1,998,356
  US Bank, N.A.,
    5.83094%, 10/21/98............................       P1           1,000         999,358
                                                                             --------------
                                                                                  7,997,714
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURO -- 0.2%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           4,000       4,000,209
  Westdeutsche Landesbank Girozentral, (Germany),
    5.83%, 08/03/98...............................       P1           6,000       5,997,462
                                                                             --------------
                                                                                  9,997,671
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 1.1%
  Canadian Imperial Bank of Commerce, (Canada),
    5.95%, 06/29/98...............................       P1             900         899,706
  Corestates Bank, NA,
    5.7825%, 01/23/98.............................       P1           1,000       1,000,000
  Credit Agricole Indosuez,
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           7,000       6,998,241
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937
  Kansallis-Osake Pankki, N.Y., (Finland),
    6.125%, 05/15/98..............................       A3           6,160       6,160,000
    9.75%, 12/15/98...............................      Baa1         16,950      17,472,908
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,775       2,802,750
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Swiss Bank Corp.,
    5.77%, 01/30/98...............................       P1           2,000       1,999,421
                                                                             --------------
                                                                                 53,613,180
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- (Cont'd)                  (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER -- 3.4%
  Aon Corp.,
    5.79%, 03/12/98...............................       P2       $     880  $      870,234
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,000         993,719
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           6,000       5,992,907
  BP America,
    6.90%, 01/02/98...............................       P1           6,500       6,500,000
  Capital One Bank,
    6.66%, 08/17/98...............................      Baa3         10,050      10,088,291
  Coca-Cola Enterprises,
    5.65%, 03/12/98...............................       P2           3,000       2,967,512
  Comdisco, Inc., M.T.N.,
    5.54%, 01/26/98...............................      Baa1         12,500      12,498,000
    6.09%, 11/09/98...............................      Baa1         34,000      34,009,860
    6.29%, 10/22/98...............................      Baa1          5,000       5,009,900
    6.689%, 05/22/98..............................      Baa1          9,000       9,024,300
  Duke Capital Corp.,
    5.90%, 01/23/98...............................       P2           1,000         996,558
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    7.875%, 03/15/98 (b)..........................      Baa2          9,925       9,961,921
  Federal Express Corp., M.T.N.,
    10.00%, 06/01/98..............................      Baa3          3,000       3,045,750
  Finova Capital Corp.,
    5.75%, 02/04/98...............................       P2           3,400       3,382,079
  First USA Bank,
    8.20%, 02/15/98...............................      Baa3         11,500      11,521,275
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  Honeywell Inc.,
    6.75%, 01/02/98...............................       P1           4,250       4,250,000
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           2,000       1,970,981
    5.74%, 04/28/98...............................       P1           1,600       1,570,407
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Newell Co.,
    6.80%, 01/02/98...............................       P1           6,500       6,500,000
  Old Line Funding Corp.,
    5.90%, 01/21/98...............................      A1+           1,000         996,886
  PHH Corp.,
    6.75%, 01/02/98...............................       P1           6,500       6,500,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           2,000       1,976,320
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3           1,000       1,000,220
  Xerox Capital (Europe) PLC
    5.75%, 02/05/98...............................       P1           3,000       2,983,708
    5.79%, 02/12/98...............................       P1             875         869,230
    6.85%, 01/02/98...............................       P1           2,610       2,610,000
                                                                             --------------
                                                                                156,055,189
                                                                             --------------
MEDIUM TERM NOTES -- 0.2%
  Ford Motor Credit Corp.,
    9.00%, 03/25/98...............................       P1           1,200       1,208,318
  General Motors Acceptance Corp.,
    5.76825%, 09/21/98............................       P1           3,000       2,997,564

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B10

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- (Cont'd)                  (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1       $   4,000  $    3,998,626
  Morgan Stanley Group, Inc.,
    6.34%, 03/09/98...............................       P1           1,000       1,000,606
  Suntrust Banks, Inc.,
    8.875%, 02/01/98..............................       P1             805         806,820
                                                                             --------------
                                                                                 10,011,934
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.1%
  Association Corp. of America,
    6.125%, 02/01/98..............................       P1           2,040       2,039,976
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,700       2,709,664
                                                                             --------------
                                                                                  4,749,640
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.0%
  United States Treasury Bills,
    5.045%, 03/19/98 (a)..........................                      700         692,545
    5.165%, 01/22/98 (a)..........................                      300         299,139
    5.29%, 03/19/98 (a)...........................                      400         395,533
                                                                             --------------
                                                                                  1,387,217
                                                                             --------------
REPURCHASE AGREEMENT -- 1.7%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (Note 5)......................                   81,783      81,783,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $340,697,062)......................................................     341,122,119
                                                                             --------------
TOTAL INVESTMENTS -- 99.0%
  (cost $4,491,825,742; Note 6)............................................   4,696,024,117
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (C) -- (0.0%)...................
                                                                                   (653,438)
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%..............................
                                                                                 48,861,360
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $4,744,232,039
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    M.T.N.  Medium Term Note
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
              Corporation)

(a)  Security segregated as collateral for futures contracts.

(b)  Non-income producing security.

(c)  Open futures contracts as of December 31, 1997 are as follows:

NUMBER OF                         EXPIRATION    VALUE AT         VALUE AT       APPRECIATION/
CONTRACTS           TYPE             DATE      TRADE DATE   DECEMBER 31, 1997   DEPRECIATION

Long Position:
    61      S&P 500 Index           Mar 98     15,095,625        14,931,275       (164,350)
    318     U.S. Treasury 5 Yr.     Mar 98     34,423,500        34,542,750        119,250
    166     U.S. Treasury 5 Yr.     Mar 98     19,931,438        19,997,813        66,375
Short Position:
    637     U.S. Treasury 5 Yr.     Mar 98     75,803,000        76,738,594       (935,594)
    365     U.S. Treasury 5 Yr.     Mar 98     39,488,438        39,648,125       (159,687)
   1181     U.S. Treasury 10 Yr.    Mar 98    131,755,312       132,456,531       (701,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B11

                           FLEXIBLE MANAGED PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 93.8%
                                                                       VALUE
COMMON STOCKS -- 57.6%                                 SHARES         (NOTE 2)
                                                    -------------  -------------

AEROSPACE -- 1.3%
  AlliedSignal, Inc...............................       289,300  $   11,264,619
  GenCorp, Inc....................................       428,200      10,705,000
  Litton Industries, Inc. (a).....................       324,400      18,653,000
  Lockheed Martin Corp............................       272,900      26,880,650
  Raytheon Co. (Class "A" Stock)..................        30,252       1,491,826
                                                                  --------------
                                                                      68,995,095
                                                                  --------------
AIRLINES -- 1.4%
  AMR Corp. (a)...................................       346,000      44,461,000
  USAir Group, Inc. (a)...........................       491,700      30,731,250
                                                                  --------------
                                                                      75,192,250
                                                                  --------------
AUTOS - CARS & TRUCKS -- 1.5%
  Chrysler Corp...................................       632,700      22,263,131
  Ford Motor Co...................................       301,300      14,669,544
  General Motors Corp.............................       474,400      28,760,500
  Mascotech, Inc..................................       411,300       7,557,637
  Titan International, Inc........................       440,700       8,841,544
                                                                  --------------
                                                                      82,092,356
                                                                  --------------
BANKS AND SAVINGS & LOANS -- 1.8%
  BankAmerica Corp................................       243,900      17,804,700
  Barnett Banks, Inc..............................       254,200      18,270,625
  Chase Manhattan Corp............................       302,100      33,079,950
  Citicorp........................................        80,500      10,178,219
  Fleet Financial Group, Inc......................       235,100      17,617,806
                                                                  --------------
                                                                      96,951,300
                                                                  --------------
CHEMICALS -- 0.7%
  Ferro Corp......................................       586,950      14,270,222
  Millennium Chemicals, Inc.......................       637,700      15,025,806
  OM Group, Inc...................................       275,900      10,104,837
                                                                  --------------
                                                                      39,400,865
                                                                  --------------
COMMERCIAL SERVICES -- 0.3%
  Cendant Corp. (a)...............................       529,500      18,201,562
                                                                  --------------
COMPUTERS -- 2.2%
  3Com Corp. (a)..................................       737,000      25,748,937
  Compaq Computer Corp............................       346,700      19,566,881
  Digital Equipment Corp. (a).....................       424,700      15,713,900
  International Business Machines Corp............       254,400      26,600,700
  Sun Microsystems, Inc. (a)......................       781,100      31,146,362
                                                                  --------------
                                                                     118,776,780
                                                                  --------------
COMPUTER SERVICES -- 2.4%
  Autodesk, Inc...................................       951,300      35,198,100
  BMC Software, Inc. (a)..........................       419,800      27,549,375
  Cadence Design Systems, Inc. (a)................       979,500      23,997,750
  Cisco Systems, Inc. (a).........................       617,100      34,403,325
  Microsoft Corp..................................        95,800      12,382,150
                                                                  --------------
                                                                     133,530,700
                                                                  --------------
CONSTRUCTION -- 0.8%
  Oakwood Homes Corp..............................       606,400      20,124,900
  Standard Pacific Corp...........................       670,400      10,558,800
  Webb Corp.......................................       611,100      15,888,600
                                                                  --------------
                                                                      46,572,300
                                                                  --------------
CONTAINERS -- 0.2%
  Owens-Illinois, Inc. (a)........................       250,000       9,484,375
                                                                  --------------
COSMETICS & SOAPS -- 0.7%
  Avon Products, Inc..............................       595,600      36,554,950
                                                                  --------------

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                    ------------  --------------
DIVERSIFIED OPERATIONS -- 1.7%
  Cognizant Corp..................................       410,000  $   18,270,625
  General Electric Co.............................       577,200      42,352,050
  Loews Corp......................................       175,000      18,571,875
  Whitman Corp....................................       578,000      15,064,125
                                                                  --------------
                                                                      94,258,675
                                                                  --------------
DRUGS AND MEDICAL SUPPLIES -- 4.6%
  American Home Products Corp.....................       446,600      34,164,900
  Biogen, Inc. (a)................................       752,300      27,364,912
  Bristol-Myers Squibb Co.........................       453,400      42,902,975
  Cardinal Health, Inc............................       425,100      31,935,637
  Guidant Corp....................................       284,900      17,735,025
  Medtronic, Inc..................................       564,000      29,504,250
  Novartis Corp., AG, ADR (Switzerland)...........       114,200       9,278,750
  Pfizer, Inc.....................................       359,600      26,812,675
  Warner-Lambert Co...............................       269,000      33,356,000
                                                                  --------------
                                                                     253,055,124
                                                                  --------------
ELECTRICAL EQUIPMENT -- 0.2%
  Baldor Electric Co..............................             1              29
  Belden, Inc.....................................       292,200      10,300,050
                                                                  --------------
                                                                      10,300,079
                                                                  --------------
ELECTRONICS -- 0.6%
  Intel Corp......................................       112,500       7,903,125
  National Semiconductor Corp. (a)................     1,029,600      26,705,250
                                                                  --------------
                                                                      34,608,375
                                                                  --------------
ENERGY -- 0.2%
  Energy Group, PLC, ADR (United Kingdom).........       218,900       9,768,413
                                                                  --------------
ENGINEERING & CONSTRUCTION -- 0.1%
  Giant Cement Holdings, Inc. (a).................       259,600       6,003,250
                                                                  --------------
ENVIRONMENTAL SERVICES -- 1.1%
  U.S.A. Waste Services, Inc. (a).................       920,200      36,117,850
  Waste Management, Inc...........................       872,300      23,988,250
                                                                  --------------
                                                                      60,106,100
                                                                  --------------
FINANCIAL SERVICES -- 3.3%
  Federal National Mortgage Association...........        35,100       2,002,894
  Lehman Brothers Holdings, Inc...................     1,087,300      55,452,300
  Merrill Lynch & Co., Inc........................       253,100      18,460,481
  Morgan Stanley, Dean Witter, Discover & Co......       632,195      37,378,529
  Schwab (Charles) Corp...........................       589,900      24,738,931
  Travelers Group, Inc............................       763,266      41,120,956
                                                                  --------------
                                                                     179,154,091
                                                                  --------------
FOOD & BEVERAGES -- 2.0%
  PepsiCo, Inc....................................     1,047,900      38,182,856
  Quaker Oats Co..................................       448,500      23,658,375
  Ralston-Ralston Purina Group....................       291,000      27,044,812
  RJR Nabisco Holdings Corp.......................       538,700      20,201,250
                                                                  --------------
                                                                     109,087,293
                                                                  --------------
FOREST PRODUCTS -- 1.3%
  Boise Cascade Corp..............................       700,000      21,175,000
  Champion International Corp.....................       412,200      18,677,812
  Louisiana-Pacific Corp..........................       412,200       7,831,800

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B12

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  -------------

  Mead Corp.......................................       413,200  $   11,569,600
  Willamette Industries, Inc......................       301,600       9,707,750
                                                                  --------------
                                                                      68,961,962
                                                                  --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 1.0%
  Columbia/HCA Healthcare Corp....................       855,000      25,329,375
  Healthsouth Corp. (a)...........................     1,101,400      30,563,850
                                                                  --------------
                                                                      55,893,225
                                                                  --------------
HOUSEHOLD PRODUCTS -- 0.5%
  Leggett & Platt, Inc............................       249,500      10,447,812
  Sunbeam Corp....................................       415,000      17,481,875
                                                                  --------------
                                                                      27,929,687
                                                                  --------------
HOUSING RELATED -- 0.7%
  Hanson, PLC, ADR (United Kingdom)...............     1,046,700      24,139,519
  Owens Corning...................................       429,000      14,639,625
                                                                  --------------
                                                                      38,779,144
                                                                  --------------
INSTRUMENTS-CONTROLS -- 0.2%
  Parker-Hannifin Corp............................       187,500       8,601,563
                                                                  --------------
INSURANCE -- 2.6%
  Allstate Corp...................................       212,000      19,265,500
  Berkley (WR) Corp...............................       186,450       8,180,494
  Financial Security Assurance Holdings Ltd.......       148,500       7,165,125
  PennCorp Financial Group, Inc...................       349,600      12,476,350
  Provident Companies, Inc........................       232,600       8,984,175
  Reinsurance Group of America, Inc...............       503,100      21,413,194
  TIG Holdings, Inc...............................       372,300      12,355,706
  Trenwick Group, Inc.............................       289,700      10,899,962
  United Healthcare Corp..........................       532,700      26,468,531
  Western National Corp...........................       575,900      17,061,037
                                                                  --------------
                                                                     144,270,074
                                                                  --------------
LEISURE -- 0.5%
  Carnival Corp. (Class "A" Stock)................       563,300      31,192,737
                                                                  --------------
MACHINERY -- 0.9%
  Case Corp.......................................       378,500      22,875,594
  DT Industries, Inc..............................       155,600       5,290,400
  Global Industrial Technologies, Inc. (a)........       273,600       4,634,100
  Paxar Corp. (a).................................     1,011,875      14,988,398
                                                                  --------------
                                                                      47,788,492
                                                                  --------------
MANUFACTURING -- 1.6%
  A.O. Smith Corp.................................       306,300      12,941,175
  Flowserve Corp..................................       171,691       4,796,617
  Illinois Tool Works, Inc........................       256,100      15,398,012
  Tyco International, Ltd.........................     1,134,202      51,109,978
                                                                  --------------
                                                                      84,245,782
                                                                  --------------
MEDIA -- 0.8%
  Central Newspapers, Inc. (Class "A" Stock)......       217,600      16,088,800
  Houghton Mifflin Co.............................       255,200       9,793,300
  Knight-Ridder, Inc..............................       253,000      13,156,000
  Lee Enterprises, Inc............................       221,400       6,545,137
                                                                  --------------
                                                                      45,583,237
                                                                  --------------
MEDICAL INSTRUMENTS -- 0.3%
  Arterial Vascular Engineering, Inc. (a).........       280,000      18,200,000
                                                                  --------------

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                   -------------  --------------

METALS-FERROUS -- 0.6%
  Bethlehem Steel Corp. (a).......................       958,000  $    8,262,750
  LTV Corp........................................       892,000       8,697,000
  Material Sciences Corp. (a).....................       421,800       5,140,687
  National Steel Corp. (Class "B" Stock) (a)......       183,200       2,118,250
  USX-U.S. Steel Group............................       265,100       8,284,375
                                                                  --------------
                                                                      32,503,062
                                                                  --------------
METALS-NON FERROUS -- 0.8%
  Aluminum Company of America.....................       632,400      44,505,150
                                                                  --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.9%
  Coltec Industries, Inc. (a).....................       190,000       4,405,625
  Donaldson, Co...................................       237,800      10,715,862
  IDEX Corp.......................................       261,500       9,119,813
  Mark IV Industries, Inc.........................       376,900       8,244,688
  Trinity Industries, Inc.........................       227,000      10,129,875
  Wolverine Tube, Inc. (a)........................       164,600       5,102,600
  York International Corp.........................       117,200       4,636,725
                                                                  --------------
                                                                      52,355,188
                                                                  --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.5%
  Eastman Kodak Co................................       120,000       7,297,500
  Unilever N.V., ADR (United Kingdom).............       334,000      20,854,125
                                                                  --------------
                                                                      28,151,625
                                                                  --------------
MISCELLANEOUS - INDUSTRIAL -- 0.5%
  CBS Corp........................................       892,600      26,275,913
                                                                  --------------
OIL & GAS -- 3.0%
  Basin Exploration, Inc. (a).....................        75,700       1,343,675
  Cabot Oil & Gas Corp. (Class "A" Stock).........       385,700       7,497,044
  Cross Timbers Oil Co............................       417,400      10,408,913
  Elf Aquitaine SA, ADR (France)..................       544,200      31,903,725
  Enron Oil & Gas Co..............................       210,600       4,462,088
  Murphy Oil Corp.................................       120,900       6,551,269
  Noble Affiliates, Inc...........................       426,300      15,027,075
  Pioneer Natural Resources Co....................     1,426,731      41,286,028
  Seagull Energy Corp. (a)........................       260,200       5,366,625
  Total SA (Class "B" Stock) (France).............       179,200       9,945,600
  Unocal Corp.....................................       550,500      21,366,281
  Western Gas Resources, Inc......................       448,500       9,923,063
                                                                  --------------
                                                                     165,081,386
                                                                  --------------
OIL & GAS SERVICES -- 3.0%
  Apache Corp.....................................       704,200      24,691,013
  Halliburton Co..................................       844,100      43,840,444
  J. Ray McDermott, SA (a)........................       713,300      30,671,900
  McDermott International, Inc....................     1,345,700      49,286,263
  Oryx Energy Co. (a).............................       537,500      13,706,250
                                                                  --------------
                                                                     162,195,870
                                                                  --------------
PRECIOUS METALS -- 0.1%
  Apex Silver Mines Ltd. (a)......................       360,900       4,601,475
                                                                  --------------
REAL ESTATE DEVELOPMENT -- 0.7%
  Crescent Operating, Inc. (a)....................        71,240       1,745,380
  Crescent Real Estate Equities, Inc..............       712,400      28,050,750
  Equity Residential Properties Trust.............       160,000       8,090,000
                                                                  --------------
                                                                      37,886,130
                                                                  --------------
RETAIL -- 6.4%
  Bombay Company, Inc. (a)........................       605,900       2,802,288
  Borders Group, Inc. (a).........................       927,500      29,042,344

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B13

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  -------------

  Charming Shoppes, Inc. (a)......................     3,532,600  $   16,559,063
  Consolidated Stores Corp. (a)...................       661,800      29,077,838
  Costco Companies, Inc. (a)......................       526,000      23,472,750
  CVS Corp........................................       223,000      14,285,938
  Designs, Inc. (a)...............................       216,200         648,600
  Dillards, Inc. (Class "A" Stock)................       138,100       4,868,025
  Federated Department Stores, Inc. (a)...........       342,800      14,761,825
  Home Depot, Inc.................................       390,000      22,961,250
  Jan Bell Marketing, Inc. (a)....................       658,700       1,646,750
  K mart Corp. (a)................................     2,646,900      30,604,781
  Kroger Co. (a)..................................       575,200      21,246,450
  Liz Claiborne, Inc..............................       391,300      16,361,231
  Phillips-Van Heusen Corp........................       412,600       5,879,550
  Rite Aid Corp...................................       341,400      20,035,913
  Safeway, Inc. (a)...............................       576,300      36,450,975
  Tandy Corp......................................       203,800       7,859,038
  The Limited, Inc................................       837,400      21,353,700
  The TJX Companies, Inc..........................       637,200      21,903,750
  Toys 'R' Us, Inc. (a)...........................       379,600      11,933,675
                                                                  --------------
                                                                     353,755,734
                                                                  --------------
RUBBER -- 0.2%
  Goodyear Tire & Rubber Co.......................       170,800      10,867,150
                                                                  --------------
TELECOMMUNICATIONS -- 1.6%
  Alcatel Alsthom, ADR (France)...................       543,800      13,764,938
  Deutsche Telekom, ADR (Germany).................       196,100       3,652,363
  Nextel Communications, Inc. (Class "A"
    Stock) (a)....................................     1,242,000      32,292,000
  Tellabs, Inc. (a)...............................       422,500      22,339,688
  WorldCom, Inc...................................       579,500      17,529,875
                                                                  --------------
                                                                      89,578,864
                                                                  --------------
TEXTILES -- 0.2%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...       316,400       8,107,750
  Pillowtex Corp..................................        78,333       2,731,856
  Tultex Corp. (a)................................       384,400       1,561,625
                                                                  --------------
                                                                      12,401,231
                                                                  --------------
TOBACCO -- 1.0%
  Bat Industries, PLC, ADR (United Kingdom).......       458,600       8,598,750
  Phillip Morris Co. Inc..........................     1,034,900      46,893,906
                                                                  --------------
                                                                      55,492,656
                                                                  --------------
TOYS -- 0.5%
  Mattel, Inc.....................................       672,700      25,058,075
                                                                  --------------
TRUCKING/SHIPPING -- 0.1%
  Yellow Corp. (a)................................       189,400       4,758,675
                                                                  --------------
TOTAL COMMON STOCKS
  (cost $2,741,915,742).........................................   3,159,008,020
                                                                  --------------

PREFERRED STOCKS -- 0.5%
FINANCIAL SERVICES -- 0.5%
  Central Hispano Corp............................     1,000,000      26,000,000
    (cost $25,440,000)                                            --------------

DECEMBER 31, 1997

                                                     MOODY'S     PRINCIPAL
                                                      RATING      AMOUNT        VALUE
LONG-TERM BONDS -- 35.8%                           (UNAUDITED)     (000)       (NOTE 2)
                                                   ------------  ---------  --------------
AGRICULTURAL PRODUCTS & SERVICES -- 0.1%
  Agco Corp.,
    8.50%, 03/15/06...............................     Ba1       $   2,875  $    3,054,687
                                                                            --------------
AIRLINES -- 2.3%
  Delta Airlines, Inc.,
    10.125%, 05/15/10.............................     Baa3         19,335      24,379,695
    10.375%, 02/01/11 (c).........................     Ba1          25,750      33,388,737
  United Airlines, Inc.,
    6.126%, 03/02/04..............................     Aa2           8,000       7,988,000
    9.75%, 08/15/21...............................     Baa3         10,125      12,956,659
    10.67%, 05/01/04..............................     Baa3         19,500      23,372,310
    11.21%, 05/01/14..............................     Baa3         17,500      24,540,425
                                                                            --------------
                                                                               126,625,826
                                                                            --------------
APPAREL MANUFACTURING -- 0.4%
  Nine West Group, Inc.,
    8.375%, 08/15/05..............................     Ba2          25,000      23,937,500
                                                                            --------------
ASSET-BACKED SECURITIES -- 0.4%
  California Infrastructure,
    6.17%, 03/25/03...............................     Aaa           4,000       4,012,400
  MBNA Master Credit Card Trust,
    5.976%, 11/15/02..............................     Aaa           1,000       1,000,312
  Standard Credit Card Master Trust,
    5.95%, 10/07/04 (b)...........................     Aaa           4,500       4,453,560
                                                                            --------------
                                                                                 9,466,272
                                                                            --------------
BANKS AND SAVINGS & LOANS -- 5.5%
  Abbey National Treasury, (United Kingdom),
    5.875%, 03/08/99..............................     Aa2           5,500       5,492,850
  Banc One Corp.,
    5.876%, 09/30/99..............................     Aa3           5,000       5,010,400
  Banco Ganadero, SA, (Colombia),
    9.75%, 08/26/99...............................     Baa3          7,300       7,500,750
  Bangkok Bank, (Thailand),
    7.25%, 09/15/05 (b)...........................     Ba1          10,000       7,452,800
    8.25%, 03/15/16...............................     Ba1           7,500       5,250,000
    8.375%, 01/15/27 (b)..........................     Ba1          43,000      25,198,430
  Bank of Nova Scotia,
    6.50%, 07/15/07...............................      A1           5,400       5,413,500
  Bank of Boston N.A.,
    5.973%, 01/25/99..............................      A2           2,500       2,507,600
  Bankers Trust New York Corp.,
    5.813%, 08/06/00..............................      A2           2,500       2,495,000
  BT Securities Corp.,
    6.125%, 02/24/00..............................      A3           5,000       4,955,000
  Capital One Bank,
    6.844%, 06/13/00..............................     Baa3         23,900      24,225,757
  Central Hispano Financial Services, (Portugal),
    6.25%, 04/28/05...............................      A3           5,000       5,000,000
  Chemical Banking,
    6.075%, 02/28/00..............................     Aa3           6,000       6,009,240
  Citicorp, M.T.N.,
    6.045%, 05/15/00..............................     Aa3          10,000      10,031,800
  First Chicago NBD Corp.,
    5.986%, 06/10/02..............................      A1          10,000       9,989,600
  Great Western Financial,
    8.206%, 02/01/27..............................     Baa2         14,200      15,060,804

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B14

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Kansallis-Osake Pankki, (Finland),
    8.65%, 12/01/49 (b)...........................       A3       $   9,000  $    9,180,000
  Key Bank N.A.
    5.875%, 08/29/00..............................      Aa3           7,000       6,950,020
  MBNA America Bank N.A.,
    5.973%, 07/18/01..............................      Baa1          5,000       4,965,500
  MBNA Corp.,
    6.288%, 09/08/00..............................      Baa2          3,000       2,991,000
  Merita Bank, Ltd.,
    7.50%, 12/29/49 (b)...........................       NR          12,000      12,312,000
  National Australia Bank, (Australia),
    6.40%, 12/10/07...............................       A1           8,700       8,700,000
    6.60%, 12/10/07...............................       A1           5,000       5,000,000
  Nationsbank Corp.,
    6.076%, 06/19/02..............................       A1           5,000       5,005,850
  North Fork Bancorporation, Inc.,
    8.00%, 12/15/27...............................      Baa3          4,000       4,068,800
  Norwest Corp.,
    5.863%, 11/13/01..............................      Aa3           6,450       6,446,130
  Okobank, (Finland),
    7.20%, 10/29/49 (c)...........................       A3          12,500      12,640,625
    7.312%, 09/27/49 (b)..........................       A3          18,750      19,031,250
  Royal Bank of Canada, (Canada),
    6.75%, 10/24/11 (b)...........................      Aa3           5,000       5,032,600
  Siam Commercila, (Thailand),
    7.50%, 03/15/06 (b)...........................      Ba1          14,500       9,425,000
  Suntrust Bank, Inc.,
    5.889%, 04/22/02..............................       A1          10,000       9,979,000
  Svenska Handelsbank, (Sweden),
    7.125%, 03/29/49 (b)..........................       A1           5,000       5,037,500
  Thai Farmers Bank, (Thailand),
    8.25%, 08/21/16 (b)...........................      Ba1          20,000      12,000,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      Baa1         20,750      21,793,932
                                                                             --------------
                                                                                302,152,738
                                                                             --------------
CABLE & PAY TELEVISION SYSTEMS -- 1.6%
  Roger Cablesystems, Inc., (Canada)
    10.00%, 03/15/05..............................      Ba3           2,000       2,200,000
  Tele-Communications, Inc.,
    6.656%, 12/20/00..............................      Ba1           5,000       5,012,500
    7.375%, 02/15/00..............................      Ba1           6,000       6,115,800
    7.875%, 08/01/13..............................      Ba1          43,750      47,056,187
    8.25%, 01/15/03...............................      Ba1           8,000       8,543,120
    9.875%, 06/15/22..............................      Ba1          12,878      16,782,996
                                                                             --------------
                                                                                 85,710,603
                                                                             --------------
CHEMICALS -- 0.2%
  Reliance Industries Ltd., (India),
    9.375%, 06/24/26..............................      Baa3         12,000      12,045,000
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
CONSULTING -- 0.3%
  Comdisco, Inc., M.T.N.,
    6.11%, 08/04/99...............................      Baa1      $  12,500  $   12,513,250
    6.375%, 11/30/01..............................      Baa1          2,700       2,700,000
                                                                             --------------
                                                                                 15,213,250
                                                                             --------------
CONSUMER SERVICES
  Service Corp. International,
    7.00%, 06/01/15...............................      Baa1          2,500       2,557,875
                                                                             --------------
ENERGY -- 0.1%
  Baltimore Gas & Electric,
    5.886%, 03/15/99..............................       A2           4,000       4,004,080
                                                                             --------------
FINANCIAL SERVICES -- 5.3%
  Advanta Corp.,
    6.99%, 10/18/99...............................      Ba3          10,000       9,600,000
  American General Finance, Inc.,
    7.57%, 12/01/45...............................       A2           5,000       5,178,500
  Avco Financial Services,
    5.915%, 11/17/99..............................       NR           3,500       3,498,950
  Caterpillar Financial Services,
    5.829%, 04/10/00..............................       A2           5,000       5,011,850
  Conseco, Inc.,
    8.70%, 11/15/26 (c)...........................      Baa3         32,538      36,378,552
    8.796%, 04/01/27..............................      Ba2          29,000      32,368,930
  Enterprise Rent-A-Car USA Finance Co., M.T.N.,
    6.35%, 01/15/01...............................      Baa3         20,700      20,797,290
    6.95%, 03/01/04...............................      Baa2          7,500       7,650,000
    7.00%, 06/15/00...............................      Baa3         13,500      13,769,460
  Ford Credit Europe PLC,
    6.086%, 12/20/99..............................       A1          10,000      10,010,000
  General Motors Acceptance Corp., M.T.N.,
    5.813%, 10/30/00..............................       A3          10,000       9,941,250
  Lehman Brothers Holdings, Inc.,
    6.206%, 09/03/02..............................      Baa1         10,000       9,937,500
    6.40%, 08/30/00 (c)...........................      Baa1         93,250      93,133,437
  Lumbermens Mutual Casualty Co.,
    8.30%, 12/01/37...............................      Baa1         23,100      24,486,000
    9.15%, 07/01/26...............................      Baa1          7,500       8,728,125
                                                                             --------------
                                                                                290,489,844
                                                                             --------------
FOOD & BEVERAGE -- 0.5%
  Archer Daniels,
    6.95%, 12/15/2097.............................      Aa3          19,700      19,956,888
  Archer-Daniels-Midland Co.,
    6.75%, 12/15/27...............................      Aa3           5,000       5,008,650
                                                                             --------------
                                                                                 24,965,538
                                                                             --------------
FOREST PRODUCTS -- 0.4%
  UPM-Kymmene Corp.,
    7.45%, 11/26/27...............................      Baa1         23,400      24,014,250
                                                                             --------------
INVESTMENT BANKING -- 1.9%
  Merrill Lynch Pierce, Fenner & Smith, Inc.,
    5.935%, 11/14/00..............................       A3          10,000       9,966,250
  Morgan Stanley Group, Inc.,
    5.869%, 12/19/01..............................       A1           5,000       4,987,500

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B15

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  PaineWebber Group, Inc.,
    6.206%, 06/03/99..............................      Baa1      $   5,000  $    5,004,000
  Salomon, Inc.,
    6.25%, 10/01/99...............................      Baa1         26,400      26,430,624
    6.50%, 03/01/00...............................       A2          19,000      19,099,560
    6.59%, 02/21/01...............................       A2          23,250      23,443,440
    6.75%, 08/15/03...............................      Baa1          5,000       5,059,400
    7.25%, 05/01/01...............................       A2           8,625       8,852,010
                                                                             --------------
                                                                                102,842,784
                                                                             --------------
LEISURE & TOURISM -- 0.1%
  Royal Carribean Cruises Ltd.,
    7.50%, 10/15/27...............................      Baa3          5,815       5,921,647
                                                                             --------------
MEDIA -- 3.4%
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2           9,100       9,323,132
  Time Warner, Inc.,
    8.11%, 08/15/06...............................      Ba1           9,250      10,014,050
    8.18%, 08/15/07...............................      Ba1           8,000       8,707,680
    9.125%, 01/15/13..............................      Ba1          39,690      47,261,661
  Turner Broadcasting Co.,
    8.375%, 07/01/13..............................      Ba1          18,275      20,504,916
  Viacom, Inc.,
    6.75%, 01/15/03...............................      Ba2          23,350      22,943,243
    7.75%, 06/01/05...............................      Ba2          68,800      69,975,792
                                                                             --------------
                                                                                188,730,474
                                                                             --------------
METALS & MINING -- 0.1%
  PT Alatief Freeport Financial Co.,
    (Netherlands),
    9.75%, 04/15/01...............................      Ba1           7,600       7,676,000
                                                                             --------------
OIL & GAS -- 1.2%
  Apache Corp.,
    7.95%, 04/15/26...............................      Baa1          3,000       3,362,100
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1           4,000       4,095,000
  Gulf Canada Resources, Ltd., (Canada),
    8.25%, 03/15/17...............................      Ba1          20,990      23,351,585
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3          3,000       3,304,320
  Talisman Energy Inc.,
    7.25%, 10/15/27...............................      Baa1         33,250      34,169,695
                                                                             --------------
                                                                                 68,282,700
                                                                             --------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
  Felcor Suites, L.P.,
    7.375%, 10/01/04..............................      Ba1          25,000      24,937,500
                                                                             --------------
RETAIL -- 1.3%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1           3,600       3,848,400
    8.50%, 06/15/03 (b)...........................      Baa2         54,890      59,879,501
    10.00%, 02/15/01..............................      Ba1           8,000       8,811,200
                                                                             --------------
                                                                                 72,539,101
                                                                             --------------
SHIPPING -- 0.1%
  Compania Sud Americana de Vapores, SA (Chile),
    7.375%, 12/08/03..............................      Baa1          5,650       5,579,375
                                                                             --------------

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
TELECOMMUNICATIONS -- 1.9%
  Total Access Communications Public Company Ltd.,
    (Thailand),
    8.375%, 11/04/06..............................      Ba2       $   4,000  $    1,920,000
  WorldCom, Inc.,
    7.55%, 04/01/04...............................      Ba1          57,000      59,689,830
    7.75%, 04/01/07...............................      Ba1          20,000      21,477,800
    7.75%, 04/01/27...............................      Ba1           6,000       6,592,560
    8.875%, 01/15/06..............................      Ba1          16,000      17,214,720
                                                                             --------------
                                                                                106,894,910
                                                                             --------------
TOBACCO -- 2.4%
  Philip Morris Co. Inc.,
    7.20%, 02/01/07...............................       A2          10,000      10,318,900
    7.50%, 04/01/04...............................       A2          50,000      52,363,500
  RJR Nabisco, Inc.,
    8.50%, 07/01/07...............................      Baa3         12,750      13,592,138
    8.75%, 04/15/04...............................      Baa3          5,000       5,352,750
    8.75%, 08/15/05...............................      Baa3         12,500      13,486,625
    8.75%, 07/15/07...............................      Baa3         25,000      27,110,750
    9.25%, 08/15/13...............................      Baa3          7,000       7,854,350
                                                                             --------------
                                                                                130,079,013
                                                                             --------------
UTILITIES -- 1.4%
  Cleveland Electric Illumination,
    7.88%, 11/01/17...............................      Ba1          27,000      28,503,900
  Consolidated Edison,
    5.998%, 06/15/02..............................       A1           7,000       7,014,420
  Hyder PLC, (United Kingdom),
    6.75%, 12/15/17...............................      Baa1          5,000       5,018,750
    6.875%, 12/15/07..............................      Baa1         25,000      25,438,750
  Hydro-Quebec, (Canada),
    5.938%, 09/29/49..............................       A+           6,250       5,519,531
  Southern California Edison Co.,
    6.38%, 09/25/08...............................      Aaa           7,000       7,057,400
                                                                             --------------
                                                                                 78,552,751
                                                                             --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.2%
  Federal National Mortgage Association,
    Zero Coupon, 10/09/19 (b).....................                   11,800       3,071,658
  United States Treasury Bonds,
    6.125%, 08/15/07..............................                   10,450      10,739,047
  United States Treasury Notes,
    5.875%, 09/30/02 (c)..........................                    7,650       7,691,846
    6.00%, 08/15/00...............................                    2,750       2,769,773
    6.375%, 08/15/27..............................                   37,910      39,983,298
                                                                             --------------
                                                                                 64,255,622
                                                                             --------------
FOREIGN GOVERNMENT BONDS -- 3.4%
  Banco de Commercio Exterior de Colombia, S.A.,
    M.T.N. (Colombia),
    8.625%, 06/02/00..............................      Baa3          5,500       5,623,750
  Banque Cent De Tunisie, (Tunisia),
    7.50%, 09/19/07...............................      Baa3         13,600      12,716,000

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B16

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)                         (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  City of Moscow, (Russia),
    9.50%, 05/31/00...............................      Ba2       $  12,500  $   11,812,500
  City of St. Petersburg, (Russia),
    9.50%, 06/18/02...............................       NR          35,000      31,500,000
  Province of Quebec, (Canada),
    6.238%, 06/15/99..............................       A2           2,000       2,005,313
  Republic of Argentina, (Argentina),
    6.687%, 03/31/05..............................       B1           1,949       1,744,176
  Republic of Colombia, (Colombia),
    7.625%, 02/15/07 (b)..........................      Baa3         25,000      23,344,250
    8.00%, 06/14/01...............................      Baa3          2,150       2,157,525
    8.75%, 10/06/99...............................      Baa3         12,300      12,666,786
  Republic of Philippines, (The Philippines),
    8.60%, 06/15/27 (b)...........................      Ba1           8,000       6,560,000
  Republic of South Africa, (South Africa),
    8.50%, 06/23/17...............................      Baa3         25,600      24,448,000
  Russian Ministry of Finance, (Russia),
    9.25%, 11/27/01...............................      Ba2          35,000      33,337,500
    10.00%, 06/26/07..............................      Ba2           5,600       5,188,400
  United Mexican States, (Mexico),
    11.50%, 05/15/26..............................      Ba2          11,200      13,272,000
                                                                             --------------
                                                                                186,376,200
                                                                             --------------
TOTAL LONG-TERM BONDS
  (cost $1,964,292,103)....................................................   1,966,905,540
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $4,731,647,845)....................................................   5,151,913,560
                                                                             --------------

SHORT-TERM INVESTMENTS -- 5.8%
ASSET-BACKED SECURITIES -- 0.4%
  Barton Capital Corp.,
    5.95%, 02/09/98...............................       P1           1,100       1,093,091
  Centric Capital Corp.,
    5.92%, 02/23/98...............................       P1           1,000         991,449
  Corporate Asset Funding Co., Inc.,
    5.78%, 02/24/98...............................       P1           5,400       5,354,049
  Mont Blanc Capital Corp.,
    5.82%, 02/13/98...............................       P1           2,000       1,986,420
  Restructured Asset Securities Enhanced Return,
    5.958%, 08/28/98..............................       P1           4,000       4,000,000
  Special Purpose Account Receivables Cooperative
    Corp.,
    5.80%, 03/26/98...............................       P1           1,000         986,628
  Strategic Money Market Trust,
    5.91%, 12/16/98...............................       P1           5,000       5,000,000

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Variable Funding Capital Corp.,
    5.81%, 02/20/98...............................       P1       $   2,135  $    2,118,116
    5.88%, 01/29/98...............................       P1           1,000         995,590
    5.98%, 01/21/98...............................       P1           1,225       1,221,134
                                                                             --------------
                                                                                 23,746,477
                                                                             --------------
BANK ACCEPTANCE -- 0.1%
  Bank of Montreal, (Canada),
    5.68%, 02/17/98...............................       P1           4,000       3,970,969
                                                                             --------------
BANK NOTES -- 0.2%
  American Express Centurion Bank,
    5.929%, 09/22/98..............................       P1           5,000       5,000,000
  NBD Bank Michigan,
    5.00%, 01/30/98...............................       P1           3,000       2,997,534
  US Bank, N.A.,
    5.830%, 10/21/98..............................       P1           3,000       2,998,073
                                                                             --------------
                                                                                 10,995,607
                                                                             --------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 0.1%
  Taubman Realty Group,
    6.519%, 07/27/98..............................       P1           5,500       5,517,710
                                                                             --------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 0.1%
  Morgan Guaranty Trust Co.,
    5.79%, 03/16/98...............................       P1           3,000       3,000,157
  Westdeutsche Landesbank Girozentral, (Germany),
    5.82%, 08/03/98...............................       P1           2,000       1,999,096
    5.83%, 08/03/98...............................       P1           3,000       2,998,731
                                                                             --------------
                                                                                  7,997,984
                                                                             --------------
CERTIFICATES OF DEPOSIT-YANKEE -- 0.4%
  Canadian Imperial Bank of Commerce, (Canada),
    5.80%, 03/02/98...............................       P1           1,000         999,485
    5.95%, 06/29/98...............................       P1           3,500       3,498,858
  Credit Agricole Indosuez, (France),
    5.75%, 02/10/98...............................       P1           5,000       5,000,000
  Dresdner Bank, AG, (Germany),
    5.95%, 10/20/98...............................       P1           5,000       4,998,743
  Royal Bank of Canada, (Canada),
    5.91%, 06/17/98...............................       P1           3,000       2,999,217
  Societe Generale, (France),
    6.19%, 05/06/98...............................       P1           4,000       3,999,194
                                                                             --------------
                                                                                 21,495,497
                                                                             --------------
COMMERCIAL PAPER -- 1.4%
  American General Finance Corp.,
    5.72%, 03/13/98...............................       P1           2,000       1,977,756
  Aon Corp.,
    5.79%, 03/13/98...............................       P2           1,000         988,742
    5.79%, 03/18/98...............................       P2           1,048       1,035,358
  Associates First Capital Corp.,
    5.79%, 02/04/98...............................       P1           1,000         994,692
  Bank of New York,
    5.75%, 02/06/98...............................       P1           2,285       2,272,226
  Barnett Bank, Inc.,
    6.00%, 01/28/98...............................       P1           3,000       2,987,000

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B17

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  BBL North America,
    6.73%, 01/02/98...............................       P1       $   2,393  $    2,393,000
  Bell Atlantic Financial Services, Inc.,
    6.08%, 01/09/98...............................       P1           8,000       7,990,542
  BP America, Inc.,
    6.90%, 01/02/98...............................       P1           8,000       8,000,000
  Carnival Corp.,
    5.83%, 01/30/98...............................       P1           1,000         995,466
  Duke Capital Corp.,
    5.90%, 01/21/98...............................       P2           1,900       1,894,084
  First Chicago Financial Corp.,
    5.73%, 02/26/98...............................       P1           2,000       1,982,492
  General Electric Capital Services, Inc.,
    5.70%, 01/12/98...............................       P1           5,000       4,992,083
  General Motors Acceptance Corp.,
    5.76%, 02/09/98...............................       P1           4,000       3,975,680
  ING America Insurance Holdings, Inc.,
    5.74%, 04/03/98...............................       P1           3,000       2,956,472
    5.74%, 04/28/98...............................       P1           2,000       1,963,009
  Newell Co.,
    6.80%, 01/02/98...............................       P1           8,000       8,000,000
  PHH Corp.,
    6.75%, 01/02/98...............................       P2           8,000       8,000,000
  Safeco Corp.,
    5.76%, 03/17/98...............................       P2           3,000       2,964,480
  Xerox Capital PLC,
    5.75%, 02/05/98...............................       P1           3,221       3,203,508
    6.85%, 01/02/98...............................       P1           3,804       3,804,000
  Xerox Overseas Holdings PLC,
    5.79%, 02/10/98...............................       P1             996         989,753
                                                                             --------------
                                                                                 74,360,343
                                                                             --------------
FOREIGN GOVERNMENT OBLIGATIONS
  Republic of Colombia, (Colombia),
    7.125%, 05/11/98..............................      Ba1           2,700       2,727,000
                                                                             --------------
OTHER CORPORATE OBLIGATIONS -- 0.5%
  Beneficial Corp.,
    9.125%, 02/15/98..............................       P1           2,715       2,724,705
  Empresa Colombia de Petroleos, (Colombia),
    7.25%, 07/08/98...............................      BBB-          8,250       8,280,937
  General Electric Capital Corp.,
    13.50%, 01/20/98..............................       P1           3,000       3,010,899
  General Motors Acceptance Corp.,
    6.00%, 07/13/98...............................       P1           1,000       1,000,400
    5.786%, 09/21/98..............................       P1           3,500       3,497,158
  IBM Credit Corp.,
    5.65%, 02/27/98...............................       P1           3,500       3,498,798

DECEMBER 31, 1997

                                                      MOODY'S     PRINCIPAL
                                                       RATING      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                     (UNAUDITED)     (000)       (NOTE 2)
                                                    ------------  ---------  --------------
  Morgan Stanley, Dean Witter, Discover & Co.,
    6.34%, 03/09/98...............................       P1       $   1,000  $    1,000,606
  Textron Financial Corp.,
    6.125%, 02/23/98..............................       A3           1,000       1,000,220
                                                                             --------------
                                                                                 24,013,723
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
  United States Treasury Bills,
    4.95%, 01/15/98 (b)...........................                    1,140       1,137,962
    5.135%, 01/22/98 (b)..........................                    3,000       2,991,442
    5.19%, 01/22/98 (b)...........................                    1,500       1,495,675
    5.195%, 03/19/98 (c)..........................                      370         365,942
    5.275%, 01/22/98 (b)..........................                      800         797,656
                                                                             --------------
                                                                                  6,788,677
                                                                             --------------
REPURCHASE AGREEMENT -- 2.5%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98
      (Note 5)....................................                  137,860     137,860,000
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $319,318,208)......................................................     319,473,987
                                                                             --------------
TOTAL INVESTMENTS -- 99.7%
  (cost $5,050,966,053; Note 6)............................................   5,471,387,547
                                                                             --------------
VARIATION MARGIN ON OPEN FUTURES CONTRACTS (D).............................
                                                                                   (203,828)
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.3%........................
                                                                                 18,958,375
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $5,490,142,094
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR     American Depository Receipt
    AG      Aktiengesellschaft (German Stock Company)
    L.P.    Limited Partnership
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
              Corporation)

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c) Portion of security segregated as collateral for futures contracts. Aggregate value of segregated securities -- $100,311,229.

(d)  Open futures contracts as of December 31, 1997 are as follows:


NUMBER OF                         EXPIRATION    VALUE AT         VALUE AT       APPRECIATION/
CONTRACTS           TYPE             DATE      TRADE DATE   DECEMBER 31, 1997   DEPRECIATION

Long
  positions:
   627      U.S. 5 yr T-Note        Mar 98    $67,867,922      $68,107,875        $239,953
   865      U.S. T-Bond             Mar 98    $103,945,625     $104,205,469       $259,844
Short
  Position:
  1,779     U.S. T-Bond             Mar 98    $205,927,125     $207,989,344     $(2,062,219)

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B18

                             STOCK INDEX PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 96.0%
                                                                       VALUE
COMMON STOCKS                                          SHARES         (NOTE 2)
                                                    -------------  -------------
AEROSPACE -- 1.8%
  Aeroquip-Vickers, Inc...........................         8,300  $      407,219
  AlliedSignal, Inc...............................       175,600       6,837,425
  Boeing Co.......................................       311,336      15,236,005
  General Dynamics Corp...........................        19,400       1,676,887
  Lockheed Martin Corp............................        60,149       5,924,676
  Northrop Grumman Corp...........................        20,600       2,369,000
  Parker-Hannifin Corp............................        35,225       1,615,947
  Raytheon Co. (Class "A" Stock)..................        14,418         711,007
  Raytheon Co. (Class "B" Stock)..................        72,900       3,681,450
  United Technologies Corp........................        73,000       5,315,312
                                                                  --------------
                                                                      43,774,928
                                                                  --------------
AIRLINES -- 0.4%
  AMR Corp. (a)...................................        28,500       3,662,250
  Delta Air Lines, Inc............................        23,000       2,737,000
  Southwest Airlines Co...........................        68,100       1,676,962
  USAir Group, Inc. (a)...........................        29,000       1,812,500
                                                                  --------------
                                                                       9,888,712
                                                                  --------------
AUTOS - CARS & TRUCKS -- 2.0%
  Chrysler Corp...................................       208,500       7,336,594
  Cummins Engine Co., Inc.........................        12,200         720,562
  Dana Corp.......................................        33,400       1,586,500
  Echlin, Inc.....................................        18,700         676,706
  Ford Motor Co...................................       372,700      18,145,831
  General Motors Corp.............................       226,100      13,707,312
  Genuine Parts Co................................        54,425       1,847,048
  Johnson Controls, Inc...........................        26,400       1,260,600
  Navistar International Corp. (a)................        23,400         580,612
  PACCAR, Inc.....................................        23,960       1,257,900
  Safety Kleen Corp...............................        17,350         476,041
  TRW, Inc........................................        38,600       2,060,275
                                                                  --------------
                                                                      49,655,981
                                                                  --------------
BANKS AND SAVINGS & LOANS -- 8.1%
  Banc One Corp...................................       180,694       9,813,943
  Bank of New York Co., Inc.......................       117,300       6,781,406
  BankAmerica Corp................................       216,096      15,775,008
  BankBoston Corp.................................        44,800       4,208,400
  Bankers Trust NY Corp...........................        30,900       3,474,319
  Barnett Banks, Inc..............................        61,600       4,427,500
  BB&T Corp.......................................        41,900       2,684,219
  Chase Manhattan Corp............................       131,247      14,371,546
  Citicorp........................................       142,100      17,966,769
  Comerica, Inc...................................        32,900       2,969,225
  CoreStates Financial Corp.......................        65,000       5,204,062
  First Chicago NBD Corp..........................        92,015       7,683,252
  First Union Corp................................       194,550       9,970,687
  Fleet Financial Group, Inc......................        77,600       5,815,150
  Golden West Financial Corp......................        17,600       1,721,500
  H.F. Ahmanson & Co..............................        30,700       2,054,981
  Huntington Bancshares, Inc......................        58,600       2,109,600
  KeyCorp.........................................        67,400       4,772,762
  Mellon Bank Corp................................        78,200       4,740,875
  Morgan (J.P.) & Co., Inc........................        55,450       6,258,919
  National City Corp..............................        66,600       4,378,950
  NationsBank Corp................................       220,526      13,410,737
  Norwest Corp....................................       233,600       9,022,800
  PNC Bank Corp...................................        95,500       5,449,469
  Providian Financial Corp........................        29,300       1,323,994
  Republic New York Corp..........................        17,100       1,952,606
  Suntrust Banks, Inc.............................        65,800       4,696,475
  Synovus Financial Corp..........................        53,700       1,758,675

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                    ------------  --------------

  U.S. Bancorp....................................        75,642  $    8,467,176
  Wachovia Corp...................................        63,400       5,143,325
  Wells Fargo & Co................................        27,166       9,221,159
                                                                  --------------
                                                                     197,629,489
                                                                  --------------
BUSINESS SERVICES -- 0.1%
  Equifax, Inc....................................        45,900       1,626,581
  Omnicom Group, Inc..............................        30,000       1,271,250
                                                                  --------------
                                                                       2,897,831
                                                                  --------------
CHEMICALS -- 2.0%
  Air Products & Chemicals, Inc...................        33,700       2,771,825
  Dow Chemical Co.................................        70,300       7,135,450
  E.I. du Pont de Nemours & Co....................       352,100      21,148,006
  Eastman Chemical Co.............................        23,600       1,405,675
  FMC Corp. (a)...................................        11,200         753,900
  Hercules, Inc...................................        30,400       1,521,900
  Monsanto Co.....................................       183,700       7,715,400
  Nalco Chemical Co...............................        20,900         826,856
  Rohm & Haas Co..................................        18,700       1,790,525
  Sigma-Aldrich Corp..............................        31,400       1,248,150
  Union Carbide Corp..............................        38,200       1,640,212
                                                                  --------------
                                                                      47,957,899
                                                                  --------------
CHEMICALS - SPECIALTY -- 0.3%
  Engelhard Corp..................................        46,975         816,191
  Great Lakes Chemical Corp.......................        17,700         794,287
  Morton International, Inc.......................        42,400       1,457,500
  Praxair, Inc....................................        48,500       2,182,500
  Raychem Corp....................................        26,800       1,154,075
  W.R. Grace & Co.................................        24,300       1,954,631
                                                                  --------------
                                                                       8,359,184
                                                                  --------------
COMMERCIAL SERVICES -- 0.4%
  Cendant Corp. (a)...............................       245,719       8,446,582
  Deluxe Corp.....................................        24,800         855,600
  John H. Harland Co..............................         7,400         155,400
  Moore Corp., Ltd................................        25,900         391,737
                                                                  --------------
                                                                       9,849,319
                                                                  --------------
COMPUTER SERVICES -- 4.5%
  3Com Corp. (a)..................................       110,000       3,843,125
  Adobe Systems, Inc..............................        21,700         895,125
  Autodesk, Inc...................................        14,300         529,100
  Automatic Data Processing, Inc..................        91,100       5,591,262
  Bay Networks, Inc. (a)..........................        63,900       1,633,444
  Cabletron Systems, Inc. (a).....................        47,900         718,500
  Ceridian Corp. (a)..............................        24,800       1,136,150
  Cisco Systems, Inc. (a).........................       313,100      17,455,325
  Computer Associates International, Inc..........       169,643       8,969,874
  Computer Sciences Corp. (a).....................        24,200       2,020,700
  EMC Corp. (a)...................................       154,000       4,225,375
  First Data Corp.................................       138,300       4,045,275
  Microsoft Corp..................................       375,200      48,494,600
  Novell, Inc. (a)................................       104,900         786,750
  Oracle Corp. (a)................................       303,587       6,773,785
  Parametric Technology Corp. (a).................        39,700       1,880,787
  Siebel Systems, Inc. (a)........................            72           3,010
  Silicon Graphics, Inc. (a)......................        53,600         666,650
                                                                  --------------
                                                                     109,668,837
                                                                  --------------
COMPUTERS -- 3.4%
  Apple Computer, Inc. (a)........................        37,700         494,812
  Compaq Computer Corp............................       235,285      13,278,897

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B19

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  -------------
  Dell Computer Corp. (a).........................       102,700  $    8,626,800
  Digital Equipment Corp. (a).....................        47,900       1,772,300
  Hewlett-Packard Co..............................       323,800      20,237,500
  International Business Machines Corp............       304,400      31,828,825
  Seagate Technology, Inc. (a)....................        76,000       1,463,000
  Sun Microsystems, Inc. (a)......................       115,000       4,585,625
                                                                  --------------
                                                                      82,287,759
                                                                  --------------
CONSTRUCTION -- 0.1%
  Fluor Corp......................................        26,600         994,175
  Foster Wheeler Corp.............................        12,000         324,750
  Kaufman & Broad Home Corp.......................        11,866         266,243
  Pulte Corp......................................         6,400         267,600
                                                                  --------------
                                                                       1,852,768
                                                                  --------------
CONSTRUCTION & HOUSING -- 0.0%
  Centex Corp.....................................         8,800         553,850
                                                                  --------------
CONTAINERS -- 0.2%
  Ball Corp.......................................         9,100         321,344
  Bemis Co., Inc..................................        17,200         757,875
  Crown Cork & Seal Co., Inc......................        39,600       1,984,950
  Owens-Illinois, Inc. (a)........................        44,100       1,673,044
  Stone Container Corp. (a).......................        31,266         326,339
                                                                  --------------
                                                                       5,063,552
                                                                  --------------
COSMETICS & SOAPS -- 1.8%
  Alberto Culver Co. (Class "B" Stock)............        17,400         557,887
  Avon Products, Inc..............................        41,300       2,534,787
  Colgate Palmolive Co............................        92,000       6,762,000
  International Flavors & Fragrances, Inc.........        33,200       1,709,800
  Procter & Gamble Co.............................       418,404      33,393,869
                                                                  --------------
                                                                      44,958,343
                                                                  --------------
DIVERSIFIED OFFICE EQUIPMENT -- 0.6%
  Avery Dennison Corp.............................        31,700       1,418,575
  Pitney Bowes, Inc...............................        44,700       4,020,206
  Unisys Corp. (a)................................        53,500         742,312
  Xerox Corp......................................       100,646       7,428,933
                                                                  --------------
                                                                      13,610,026
                                                                  --------------
DIVERSIFIED OPERATIONS -- 3.3%
  Cognizant Corp..................................        51,160       2,279,817
  Fortune Brands, Inc.............................        53,600       1,986,550
  General Electric Co.............................     1,018,000      74,695,750
  Whitman Corp....................................        29,500         768,844
                                                                  --------------
                                                                      79,730,961
                                                                  --------------
DRUGS AND MEDICAL SUPPLIES -- 10.0%
  Abbott Laboratories.............................       238,600      15,643,212
  Allergan, Inc...................................        19,900         667,894
  ALZA Corp. (a)..................................        26,400         839,850
  American Home Products Corp.....................       202,200      15,468,300
  Amgen, Inc. (a).................................        82,000       4,438,250
  Bausch & Lomb, Inc..............................        17,400         689,475
  Baxter International, Inc.......................        86,800       4,377,975
  Becton, Dickinson & Co..........................        38,500       1,925,000
  Biomet, Inc.....................................        33,600         861,000
  Boston Scientific Corp. (a).....................        60,600       2,780,025
  Bristol-Myers Squibb Co.........................       309,280      29,265,620
  C.R. Bard, Inc..................................        18,600         582,412
  Cardinal Health, Inc............................        33,700       2,531,712

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                   -------------  --------------

  Eli Lilly & Co..................................       344,600  $   23,992,775
  Guidant Corp....................................        45,900       2,857,275
  Johnson & Johnson...............................       418,000      27,535,750
  Mallinckrodt, Inc...............................        22,300         847,400
  Medtronic, Inc..................................       145,900       7,632,394
  Merck & Co., Inc................................       374,550      39,795,937
  Pfizer, Inc.....................................       402,000      29,974,125
  Pharmacia & Upjohn, Inc.........................       158,025       5,787,666
  PharMerica, Inc. (a)............................        15,063         156,279
  Schering-Plough Corp............................       227,700      14,145,862
  St. Jude Medical, Inc. (a)......................        27,800         847,900
  United States Surgical Corp.....................        22,600         662,462
  Warner-Lambert Co...............................        84,400      10,465,600
                                                                  --------------
                                                                     244,772,150
                                                                  --------------
ELECTRICAL EQUIPMENT -- 0.1%
  W.W. Grainger, Inc..............................        15,800       1,535,562
                                                                  --------------
ELECTRONICS -- 3.3%
  Advanced Micro Devices, Inc. (a)................        43,200         774,900
  AMP, Inc........................................        69,044       2,899,848
  Applied Materials, Inc. (a).....................       113,400       3,416,175
  Data General Corp. (a)..........................        15,500         270,281
  EG&G, Inc.......................................        12,900         268,481
  Emerson Electric Co.............................       138,100       7,794,019
  Harris Corp.....................................        24,800       1,137,700
  Honeywell, Inc..................................        39,000       2,671,500
  Intel Corp......................................       508,800      35,743,200
  KLA-Tencor Corp. (a)............................        26,900       1,039,012
  LSI Logic Corp. (a).............................        43,300         855,175
  Micron Technology, Inc. (a).....................        65,900       1,713,400
  Motorola, Inc...................................       186,000      10,613,625
  National Semiconductor Corp. (a)................        50,300       1,304,656
  Perkin-Elmer Corp...............................        14,000         994,875
  Rockwell International Corp.....................        64,500       3,370,125
  Tektronix, Inc..................................        15,600         619,125
  Texas Instruments, Inc..........................       121,200       5,454,000
  Thomas & Betts Corp.............................        17,600         831,600
                                                                  --------------
                                                                      81,771,697
                                                                  --------------
FINANCIAL SERVICES -- 3.8%
  American Express Co.............................       144,900      12,932,325
  Beneficial Corp.................................        16,100       1,338,312
  Countrywide Credit Industries, Inc..............        33,100       1,419,162
  Federal Home Loan Mortgage Corp.................       215,700       9,045,919
  Federal National Mortgage Association...........       330,200      18,842,037
  Fifth Third Bancorp.............................        47,600       3,891,300
  Green Tree Financial Corp.......................        42,100       1,102,494
  H & R Block, Inc................................        32,300       1,447,444
  Household International, Inc....................        33,200       4,235,075
  MBNA Corp.......................................       155,212       4,239,228
  Merrill Lynch & Co., Inc........................       103,700       7,563,619
  Morgan Stanley, Dean Witter, Discover & Co......       184,005      10,879,296
  Schwab (Charles) Corp...........................        81,400       3,413,712
  State Street Corp...............................        49,300       2,868,644
  Sunamerica, Inc.................................        60,700       2,594,925
  Transamerica Corp...............................        19,800       2,108,700
  Washington Mutual Inc...........................        79,920       5,099,895
                                                                  --------------
                                                                      93,022,087
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B20

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  -------------

FOOD & BEVERAGES -- 5.8%
  Adolph Coors Co. (Class "B" Stock)..............        11,600  $      385,700
  Anheuser-Busch Companies, Inc...................       153,400       6,749,600
  Archer-Daniels-Midland Co.......................       173,537       3,763,584
  Brown-Forman Corp. (Class "B" Stock)............        21,300       1,176,825
  Campbell Soup Co................................       142,000       8,253,750
  Coca-Cola Co....................................       769,100      51,241,287
  ConAgra, Inc....................................       145,800       4,784,062
  Corn Products International, Inc................        11,075         330,173
  CPC International, Inc..........................        44,300       4,773,325
  General Mills, Inc..............................        49,200       3,523,950
  Giant Food, Inc. (Class "A" Stock)..............        18,000         606,375
  H.J. Heinz & Co.................................       113,450       5,764,678
  Hershey Foods Corp..............................        43,700       2,706,669
  Kellogg Co......................................       127,600       6,332,150
  PepsiCo, Inc....................................       474,400      17,285,950
  Pioneer Hi-Bred International, Inc..............        23,700       2,541,825
  Quaker Oats Co..................................        42,200       2,226,050
  Ralston-Ralston Purina Group....................        33,040       3,070,655
  Sara Lee Corp...................................       148,200       8,345,512
  Seagram Co., Ltd................................       115,300       3,725,631
  Sysco Corp......................................        53,600       2,442,150
  W. M. Wrigley, Jr. Co...........................        35,900       2,856,294
                                                                  --------------
                                                                     142,886,195
                                                                  --------------
FOREST PRODUCTS -- 0.8%
  Boise Cascade Corp..............................        17,286         522,901
  Champion International Corp.....................        29,300       1,327,656
  Fort James Corp.................................        65,200       2,493,900
  Georgia-Pacific Corp............................        28,500       1,731,375
  Georgia-Pacific Corp. (Timber Group) (a)........        28,500         646,594
  International Paper Co..........................        93,734       4,042,279
  Louisiana-Pacific Corp..........................        34,200         649,800
  Mead Corp.......................................        31,800         890,400
  Potlatch Corp...................................         9,000         387,000
  Temple-Inland Inc...............................        17,600         920,700
  Union Camp Corp.................................        21,700       1,165,019
  Westvaco Corp...................................        32,700       1,028,006
  Weyerhaeuser Co.................................        61,800       3,032,062
  Willamette Industries, Inc......................        33,800       1,087,937
                                                                  --------------
                                                                      19,925,629
                                                                  --------------
GAS PIPELINES -- 0.5%
  Columbia Gas System, Inc........................        17,300       1,359,131
  Consolidated Natural Gas Co.....................        29,100       1,760,550
  Enron Corp......................................        98,700       4,102,219
  Peoples Energy Corp.............................        10,200         401,625
  Sonat, Inc......................................        26,600       1,216,950
  Williams Companies, Inc.........................        99,600       2,826,150
                                                                  --------------
                                                                      11,666,625
                                                                  --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 0.7%
  Columbia/HCA Healthcare Corp....................       202,798       6,007,891
  Healthsouth Corp. (a)...........................       122,400       3,396,600
  Humana, Inc. (a)................................        51,700       1,072,775
  Manor Care, Inc.................................        19,050         666,750
  Service Corp. International.....................        77,900       2,877,431
  Shared Medical Systems Corp.....................         7,400         488,400
  Tenet Healthcare Corp. (a)......................        94,800       3,140,250
                                                                  --------------
                                                                      17,650,097
                                                                  --------------

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                   -------------  --------------
HOUSEHOLD PRODUCTS & PERSONAL CARE -- 1.2%
  Clorox Co.......................................        32,100  $    2,537,906
  Gillette Co.....................................       173,800      17,456,037
  Kimberly-Clark Corp.............................       173,188       8,540,333
                                                                  --------------
                                                                      28,534,276
                                                                  --------------
HOUSING RELATED -- 0.5%
  Armstrong World Industries, Inc.................        13,100         979,225
  Fleetwood Enterprises, Inc......................        10,900         462,569
  Lowe's Companies, Inc...........................        54,400       2,594,200
  Masco Corp......................................        51,300       2,609,887
  Maytag Corp.....................................        30,700       1,145,494
  Owens Corning...................................        16,900         576,712
  Stanley Works...................................        27,800       1,311,812
  Tupperware Corp.................................        18,900         526,837
  Whirlpool Corp..................................        23,100       1,270,500
                                                                  --------------
                                                                      11,477,236
                                                                  --------------
INSURANCE -- 4.8%
  Aetna, Inc......................................        46,512       3,282,003
  Allstate Corp...................................       134,794      12,249,405
  American General Corp...........................        76,986       4,162,056
  American International Group, Inc...............       217,855      23,691,731
  Aon Corp........................................        51,350       3,010,394
  Chubb Corp......................................        53,400       4,038,375
  CIGNA Corp......................................        23,000       3,980,437
  Cincinnati Financial Corp.......................        17,000       2,392,750
  Conseco, Inc....................................        57,500       2,612,656
  General Re Corp.................................        24,550       5,204,600
  Hartford Financial Services Group, Inc..........        36,600       3,424,387
  Jefferson-Pilot Corp............................        21,975       1,711,303
  Lincoln National Corp...........................        31,600       2,468,750
  Loews Corp......................................        35,700       3,788,662
  Marsh & McLennan Companies, Inc.................        52,400       3,907,075
  MBIA, Inc.......................................        27,400       1,830,662
  MGIC Investment Corp............................        35,500       2,360,750
  Progressive Corp................................        22,300       2,673,212
  SAFECO Corp.....................................        43,500       2,120,625
  St. Paul Companies, Inc.........................        26,300       2,158,244
  Torchmark Corp..................................        42,700       1,796,069
  Travelers Group, Inc............................       356,409      19,201,535
  United Healthcare Corp..........................        57,700       2,866,969
  UNUM Corp.......................................        43,200       2,349,000
  USF&G Corp......................................        33,200         732,475
                                                                  --------------
                                                                     118,014,125
                                                                  --------------
LEISURE -- 1.1%
  Brunswick Corp..................................        30,800         933,625
  Harrah's Entertainment, Inc. (a)................        31,150         587,956
  Hilton Hotels Corp..............................        77,100       2,293,725
  King World Productions, Inc.....................        11,050         638,137
  Mirage Resorts, Inc. (a)........................        56,200       1,278,550
  Walt Disney Co..................................       210,067      20,809,762
                                                                  --------------
                                                                      26,541,755
                                                                  --------------
LODGING -- 0.2%
  ITT Corp. (a)...................................        36,400       3,016,650
  Marriott International, Inc.....................        39,700       2,749,225
                                                                  --------------
                                                                       5,765,875
                                                                  --------------
MACHINERY -- 0.9%
  Briggs & Stratton Corp..........................         7,600         369,075
  Case Corp.......................................        23,800       1,438,412

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B21

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    -------------  -------------

  Caterpillar, Inc................................       116,600  $    5,662,387
  Cincinnati Milacron, Inc........................        12,300         319,031
  Cooper Industries, Inc..........................        37,800       1,852,200
  Deere & Co......................................        78,400       4,571,700
  Dover Corp......................................        68,800       2,485,400
  Eaton Corp......................................        23,700       2,115,225
  Harnischfeger Industries, Inc...................        15,000         529,688
  Ingersoll-Rand Co...............................        51,850       2,099,925
  Snap-On, Inc....................................        18,700         815,788
  Timken Co.......................................        19,200         660,000
                                                                  --------------
                                                                      22,918,831
                                                                  --------------
MANUFACTURING -- 0.5%
  Illinois Tool Works, Inc........................        77,600       4,665,700
  Tyco International, Ltd.........................       165,600       7,462,350
                                                                  --------------
                                                                      12,128,050
                                                                  --------------
MEDIA -- 2.6%
  CBS Corp........................................       218,300       6,426,206
  Clear Channel Communications, Inc. (a)..........        30,100       2,391,069
  Comcast Corp. (Special Class "A" Stock).........       107,100       3,380,344
  Dow Jones & Co., Inc............................        29,700       1,594,519
  Dun & Bradstreet Corp...........................        53,460       1,653,919
  Gannett Co., Inc................................        87,500       5,408,594
  HBO & Co........................................        61,600       2,956,800
  Interpublic Group of Companies, Inc.............        38,400       1,912,800
  Knight-Ridder, Inc..............................        27,100       1,409,200
  McGraw-Hill, Inc................................        30,700       2,271,800
  Meredith Corp...................................        16,600         592,413
  New York Times Co. (Class "A" Stock)............        29,600       1,957,300
  R. R. Donnelley & Sons Co.......................        44,500       1,657,625
  Tele-Communications, Inc. (Series "A"
    Stock) (a)....................................       162,900       4,551,019
  Time Warner, Inc................................       173,940      10,784,280
  Times Mirror Co. (Class "A" Stock)..............        29,100       1,789,650
  Tribune Co......................................        38,400       2,390,400
  US West Media Group (a).........................       188,600       5,445,825
  Viacom, Inc. (Class "B" Stock) (a)..............       109,567       4,540,183
                                                                  --------------
                                                                      63,113,946
                                                                  --------------
METALS - FERROUS -- 0.2%
  Allegheny Teledyne, Inc.........................        55,580       1,438,133
  Armco, Inc. (a).................................        26,700         131,831
  Bethlehem Steel Corp. (a).......................        33,500         288,938
  Inland Steel Industries, Inc....................        15,300         262,013
  Nucor Corp......................................        27,600       1,333,425
  USX-U.S. Steel Group............................        27,340         854,375
  Worthington Industries, Inc.....................        29,400         485,100
                                                                  --------------
                                                                       4,793,815
                                                                  --------------
METALS - NON FERROUS -- 0.3%
  Alcan Aluminum, Ltd.............................        70,250       1,940,656
  Aluminum Company of America.....................        53,900       3,793,213
  Cyprus Minerals Co..............................        28,100         432,038
  Inco Ltd........................................        51,100         868,700
  Reynolds Metals Co..............................        23,400       1,404,000
                                                                  --------------
                                                                       8,438,607
                                                                  --------------
MINERAL RESOURCES -- 0.2%
  ASARCO, Inc.....................................        12,500         280,469
  Burlington Resources, Inc.......................        54,617       2,447,524

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                   -------------  --------------

  Echo Bay Mines, Ltd.............................        39,900  $       97,256
  Homestake Mining Co.............................        45,300         402,038
  Phelps Dodge Corp...............................        18,900       1,176,525
                                                                  --------------
                                                                       4,403,812
                                                                  --------------
MISCELLANEOUS - BASIC INDUSTRY -- 0.7%
  Browning-Ferris Industries, Inc.................        65,000       2,405,000
  Crane Co........................................        14,150         613,756
  Ecolab, Inc.....................................        19,700       1,092,119
  General Signal Corp.............................        15,362         648,084
  ITT Industries, Inc.............................        36,400       1,142,050
  Laidlaw, Inc....................................       101,500       1,382,938
  Millipore Corp..................................        13,200         447,975
  NACCO Industries, Inc. (Class "A" Stock)........         2,500         267,969
  Pall Corp.......................................        39,200         810,950
  PPG Industries Inc..............................        55,500       3,170,438
  Textron, Inc....................................        51,300       3,206,250
  Thermo Electron Corp. (a).......................        46,700       2,078,150
                                                                  --------------
                                                                      17,265,679
                                                                  --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 1.5%
  American Greetings Corp. (Class "A" Stock)......        24,300         950,738
  Black & Decker Corp.............................        29,900       1,167,969
  Corning, Inc....................................        71,800       2,665,575
  Eastman Kodak Co................................       101,100       6,148,144
  Jostens, Inc....................................        12,200         281,363
  Minnesota Mining & Manufacturing Co.............       128,600      10,553,238
  Polaroid Corp...................................        15,100         735,181
  Rubbermaid, Inc.................................        46,000       1,150,000
  Unilever N.V....................................       198,800      12,412,575
                                                                  --------------
                                                                      36,064,783
                                                                  --------------
MISCELLANEOUS - INDUSTRIAL -- 0.1%
  Tenneco, Inc....................................        53,600       2,117,200
                                                                  --------------
OIL & GAS -- 7.0%
  Amerada Hess Corp...............................        28,100       1,541,988
  Amoco Corp......................................       152,230      12,958,579
  Anadarko Petroleum Corp.........................        18,400       1,116,650
  Ashland, Inc....................................        23,500       1,261,656
  Atlantic Richfield Co...........................        99,470       7,970,034
  Chevron Corp....................................       204,000      15,708,000
  Coastal Corp....................................        32,600       2,019,163
  Eastern Enterprises.............................         6,400         288,000
  Exxon Corp......................................       767,200      46,943,050
  Kerr-McGee Corp.................................        14,800         937,025
  Mobil Corp......................................       243,500      17,577,656
  NICOR, Inc......................................        14,400         607,500
  Occidental Petroleum Corp.......................       105,400       3,089,538
  Pennzoil Co.....................................        15,000       1,002,188
  Phillips Petroleum Co...........................        82,500       4,011,563
  Royal Dutch Petroleum Co........................       666,500      36,115,969
  Sun Co., Inc....................................        22,500         946,406
  Texaco, Inc.....................................       174,382       9,482,021
  Union Pacific Resources Group, Inc..............        79,256       1,921,958
  Unocal Corp.....................................        77,000       2,988,563
  USX-Marathon Group..............................        89,600       3,024,000
                                                                  --------------
                                                                     171,511,507
                                                                  --------------
OIL & GAS SERVICES -- 1.1%
  Apache Corporation..............................        28,600       1,002,788
  Baker Hughes, Inc...............................        51,900       2,264,138

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B22

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    ------------- --------------

  Dresser Industries, Inc.........................        55,000  $    2,306,563
  Halliburton Co..................................        81,300       4,222,519
  Helmerich & Payne, Inc..........................         7,900         536,213
  McDermott International, Inc....................        16,900         618,963
  ONEOK, Inc......................................         9,800         395,675
  Oryx Energy Co. (a).............................        32,700         833,850
  Rowan Companies, Inc. (a).......................        26,200         799,100
  Schlumberger, Ltd...............................       154,100      12,405,050
  Western Atlas, Inc. (a).........................        17,100       1,265,400
                                                                  --------------
                                                                      26,650,259
                                                                  --------------
PRECIOUS METALS -- 0.2%
  Barrick Gold Corp...............................       115,100       2,143,738
  Battle Mountain Gold Corp.......................        71,500         420,063
  Freeport-McMoRan Copper & Gold, Inc. (Class "B"
    Stock)........................................        63,000         992,250
  Newmont Mining Corp.............................        48,103       1,413,026
  Placer Dome, Inc................................        75,600         959,175
                                                                  --------------
                                                                       5,928,252
                                                                  --------------
RAILROADS -- 0.7%
  Burlington Northern, Inc........................        48,442       4,502,078
  CSX Corp........................................        68,112       3,678,048
  Norfolk Southern Corp...........................       116,800       3,598,900
  Union Pacific Corp..............................        76,900       4,801,444
                                                                  --------------
                                                                      16,580,470
                                                                  --------------
REMARKET/LEASING OFFICE EQUIPMENT -- 0.0%
  IKON Office Solutions, Inc......................        41,376       1,163,700
                                                                  --------------
RESTAURANTS -- 0.5%
  Darden Restaurants, Inc.........................        45,900         573,750
  McDonald's Corp.................................       213,900      10,213,725
  Tricon Global Restaurants, Inc. (a).............        47,750       1,387,734
  Wendy's International, Inc......................        40,600         976,938
                                                                  --------------
                                                                      13,152,147
                                                                  --------------
RETAIL -- 4.9%
  Albertson's, Inc................................        75,900       3,595,763
  American Stores Co..............................        84,000       1,727,250
  AutoZone, Inc. (a)..............................        48,000       1,392,000
  Charming Shoppes, Inc. (a)......................        23,300         109,219
  Circuit City Stores, Inc........................        30,100       1,070,431
  Costco Companies, Inc. (a)......................        66,366       2,961,583
  CVS Corp........................................        54,000       3,459,375
  Dayton-Hudson Corp..............................        68,242       4,606,335
  Dillards, Inc. (Class "A" Stock)................        35,450       1,249,613
  Federated Department Stores, Inc. (a)...........        64,900       2,794,756
  Great Atlantic & Pacific Tea Co., Inc...........        11,200         332,500
  Harcourt General, Inc...........................        21,906       1,199,354
  Home Depot, Inc.................................       228,123      13,430,742
  J.C. Penney Co., Inc............................        77,800       4,692,313
  Kmart Corp. (a).................................       150,300       1,737,844
  Kroger Co. (a)..................................        78,700       2,906,981
  Limited, Inc....................................        84,248       2,148,324
  Liz Claiborne, Inc..............................        21,600         903,150
  Longs Drug Stores, Inc..........................        11,700         375,863
  May Department Stores Co........................        72,000       3,793,500
  Mercantile Stores Co., Inc......................        11,200         681,800
  Newell Co.......................................        49,600       2,108,000
  Nike, Inc. (Class "B" Stock)....................        89,900       3,528,575
  Nordstrom, Inc..................................        24,100       1,455,038
  Pep Boys-Manny, Moe & Jack......................        19,300         460,788

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                   -------------  --------------

  Reebok International, Ltd. (a)..................        17,300  $      498,456
  Rite Aid Corp...................................        39,300       2,306,419
  Sears, Roebuck & Co.............................       121,900       5,515,975
  Sherwin-Williams Co.............................        53,600       1,487,400
  Supervalu, Inc..................................        20,000         837,500
  Tandy Corp......................................        32,330       1,246,726
  The Gap, Inc....................................       124,650       4,417,284
  TJX Companies, Inc..............................        50,000       1,718,750
  Toys 'R' Us, Inc. (a)...........................        89,550       2,815,228
  Wal-Mart Stores, Inc............................       701,900      27,681,181
  Walgreen Co.....................................       153,200       4,806,650
  Winn Dixie Stores, Inc..........................        45,900       2,005,256
  Woolworth Corp. (a).............................        42,400         863,900
                                                                  --------------
                                                                     118,921,822
                                                                  --------------
RUBBER -- 0.2%
  B.F. Goodrich Co................................        22,300         924,056
  Cooper Tire & Rubber Co.........................        24,600         599,625
  Goodyear Tire & Rubber Co.......................        49,300       3,136,713
                                                                  --------------
                                                                       4,660,394
                                                                  --------------
TELECOMMUNICATIONS -- 7.8%
  Airtouch Communications, Inc. (a)...............       157,200       6,533,625
  Alltel Corp.....................................        57,700       2,369,306
  Ameritech Corp..................................       170,400      13,717,200
  Andrew Corp. (a)................................        27,312         655,488
  AT&T Corp.......................................       505,273      30,947,971
  Bell Atlantic Corp..............................       241,895      22,012,445
  BellSouth Corp..................................       308,100      17,349,881
  DSC Communications Corp. (a)....................        36,100         866,400
  Frontier Corp...................................        51,100       1,229,594
  GTE Corp........................................       297,820      15,561,095
  Lucent Technologies, Inc........................       200,060      15,979,793
  MCI Communications Corp.........................       216,600       9,273,188
  NextLevel Systems, Inc. (a).....................        44,500         795,438
  Northern Telecom, Ltd...........................        81,600       7,262,400
  SBC Communications, Inc.........................       284,893      20,868,412
  Scientific-Atlanta, Inc.........................        24,800         415,400
  Sprint Corp.....................................       133,800       7,844,025
  Tellabs, Inc. (a)...............................        56,100       2,966,288
  US West Communications, Inc.....................       150,700       6,800,338
  WorldCom, Inc...................................       280,800       8,494,200
                                                                  --------------
                                                                     191,942,487
                                                                  --------------
TEXTILES -- 0.1%
  Fruit of the Loom, Inc. (Class "A" Stock) (a)...        24,700         632,938
  National Service Industries, Inc................        13,500         669,094
  Russell Corp....................................        11,500         305,469
  Springs Industries, Inc.........................         6,100         317,200
  V.F. Corp.......................................        38,836       1,784,029
                                                                  --------------
                                                                       3,708,730
                                                                  --------------
TOBACCO -- 1.5%
  Phillip Morris Co., Inc.........................       753,800      34,156,563
  UST, Inc........................................        56,800       2,098,050
                                                                  --------------
                                                                      36,254,613
                                                                  --------------
TOYS -- 0.2%
  Hasbro, Inc.....................................        39,500       1,244,250
  Mattel, Inc.....................................        91,281       3,400,217
                                                                  --------------
                                                                       4,644,467
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B23

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    ------------- --------------
TRUCKING/SHIPPING -- 0.1%
  Caliber System, Inc.............................        11,900  $      579,381
  Federal Express Corp. (a).......................        35,900       2,192,144
  Ryder System, Inc...............................        25,300         828,575
                                                                  --------------
                                                                       3,600,100
                                                                  --------------
UTILITY - ELECTRIC -- 2.7%
  American Electric Power Co., Inc................        58,900       3,040,713
  Baltimore Gas & Electric Co.....................        46,350       1,578,797
  Carolina Power & Light Co.......................        46,200       1,960,613
  Central & South West Corp.......................        66,500       1,799,656
  CINergy Corp....................................        48,239       1,848,157
  Consolidated Edison Co. of NY, Inc..............        72,300       2,964,300
  Dominion Resources, Inc.........................        57,750       2,457,984
  DTE Energy Company..............................        44,800       1,554,000
  Duke Power Co...................................       112,231       6,214,792
  Edison International............................       123,100       3,346,781
  Entergy Corp....................................        75,000       2,245,313
  First Energy Corp. (a)..........................        70,800       2,053,200
  FPL Group, Inc..................................        56,600       3,350,013
  GPU, Inc........................................        37,900       1,596,538
  Houston Industries, Inc.........................        97,510       2,602,298
  Niagara Mohawk Power Corp. (a)..................        43,300         454,650
  Northern States Power Co........................        23,300       1,357,225
  P P & L Resources, Inc..........................        51,100       1,223,206
  Pacific Enterprises.............................        25,900         974,488
  Pacific Gas & Electric, Co......................       136,200       4,145,588
  PacifiCorp......................................        92,600       2,529,138
  PECO Energy Co..................................        68,000       1,649,000
  Public Service Enterprise Group, Inc............        71,100       2,252,981
  Southern Co.....................................       213,200       5,516,550
  Texas Utilities Co..............................        76,306       3,171,468
  Unicom Corp.....................................        66,900       2,057,175
  Union Electric Company..........................        31,000       1,340,750
                                                                  --------------
                                                                      65,285,374
                                                                  --------------
WASTE MANAGEMENT -- 0.2%
  Waste Management, Inc...........................       140,000       3,850,000
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $1,365,454,009).........................................   2,350,401,793
                                                                  --------------

DECEMBER 31, 1997

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
SHORT-TERM INVESTMENTS -- 4.2%                         (000)         (NOTE 2)
                                                   -------------  --------------

REPURCHASE AGREEMENT -- 4.0%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98 (Note 5)...................... $     98,176  $   98,176,000
                                                                 --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.2%
  United States Treasury Bills,
    5.065%, 03/19/98 (b)..........................        4,000       3,957,229
    5.21%, 01/22/98 (b)...........................          400         398,842
                                                                 --------------
                                                                      4,356,071
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $102,532,071)..........................................     102,532,071
                                                                 --------------
TOTAL INVESTMENTS -- 100.2%
  (cost $1,467,986,080; Note 6)................................   2,452,933,864
                                                                 --------------
VARIATION MARGIN ON OPEN
  FUTURES CONTRACTS -- (0.0%)..................................         (19,150)
OTHER LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.2%).......................................      (4,723,488)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%.....................................  $2,448,191,226
                                                                 --------------
                                                                 --------------

The following abbreviations are used in portfolio descriptions:

    ADR     American Depository Receipt

(a)  Non-income producing security.

(b)  Security segregated as collateral for futures contracts.

(c)  Open futures contracts as of December 31, 1997 are as follows:


NUMBER OF                                                       EXPIRATION      VALUE AT         VALUE AT
CONTRACTS                          TYPE                            DATE        TRADE DATE    DECEMBER 31, 1997   APPRECIATION

Long Position:
    383                       S&P 500 Index                       Mar 98      $93,240,475       $93,748,825        $508,350

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B24

                                EQUITY PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 83.3%
                                                                                 VALUE
COMMON STOCKS                                                    SHARES         (NOTE 2)
                                                              -------------  --------------
AEROSPACE -- 0.0%
  Raytheon Co...............................................         44,639  $    2,201,261
                                                                             --------------
AUTOS - CARS & TRUCKS -- 4.3%
  Chrysler Corp.............................................      2,627,820      92,466,416
  General Motors Corp.......................................        700,000      42,437,500
  LucasVarity PLC (United Kingdom)..........................     19,000,000      67,472,027
  Navistar International Corp. (a)..........................        395,200       9,805,900
  PACCAR, Inc...............................................        279,400      14,668,500
  TRW, Inc..................................................        634,600      33,871,775
                                                                             --------------
                                                                                260,722,118
                                                                             --------------
BANKS AND SAVINGS & LOANS -- 6.2%
  Bank of New York Co., Inc.................................      1,200,000      69,375,000
  BankAmerica Corp..........................................        750,000      54,750,000
  Chase Manhattan Corp......................................        475,600      52,078,200
  First America Bank Corp...................................        280,500      21,633,562
  Mellon Bank Corp..........................................        270,100      16,374,812
  Mercantile Bankshares Corp................................        419,400      16,409,025
  Morgan (J.P.) & Co., Inc..................................        395,400      44,630,775
  NationsBank Corp..........................................        800,000      48,650,000
  Republic New York Corp....................................        225,000      25,692,187
  Washington Mutual, Inc....................................        429,060      27,379,391
                                                                             --------------
                                                                                376,972,952
                                                                             --------------
CHEMICALS -- 3.3%
  BOC Group, PLC ADR (United Kingdom).......................        800,000      26,350,000
  Dow Chemical Co...........................................        556,300      56,464,450
  Eastman Chemical Co.......................................        941,550      56,081,072
  Potash Corp. of Saskatchewan, Inc.........................        380,000      31,540,000
  Wellman, Inc..............................................        798,200      15,564,900
  Witco Corp................................................        268,800      10,970,400
                                                                             --------------
                                                                                196,970,822
                                                                             --------------
COMPUTERS -- 3.3%
  Digital Equipment Corp. (a)...............................      3,050,000     112,850,000
  International Business Machines Corp......................        600,000      62,737,500
  NCR Corp..................................................        100,000       2,781,250
  Seagate Technology, Inc. (a)..............................        950,000      18,287,500
                                                                             --------------
                                                                                196,656,250
                                                                             --------------
CONSTRUCTION & HOUSING -- 1.3%
  American Standard Co., Inc. (a)...........................      1,050,000      40,228,125
  Centex Corp...............................................        600,000      37,762,500
                                                                             --------------
                                                                                 77,990,625
                                                                             --------------
DIVERSIFIED CONSUMER PRODUCTS -- 5.3%
  Gibson Greeting Inc. (a)..................................        750,000      16,406,250
  Loews Corp................................................      1,775,000     188,371,875
  RJR Nabisco Holdings Corp.................................      3,100,000     116,250,000
                                                                             --------------
                                                                                321,028,125
                                                                             --------------
ELECTRONICS -- 0.6%
  Harris Corp...............................................        600,000      27,525,000
  Gerber Scientific, Inc....................................        419,800       8,343,525
                                                                             --------------
                                                                                 35,868,525
                                                                             --------------
FINANCIAL SERVICES -- 7.7%
  American Express Co.......................................        700,000      62,475,000
  Lehman Brothers Holdings, Inc.............................        900,000      45,900,000
  Morgan Stanley, Dean Witter, Discover & Co................      3,200,000     189,200,000
  Travelers Group, Inc......................................      3,061,500     164,938,312
                                                                             --------------
                                                                                462,513,312
                                                                             --------------
FOOD & BEVERAGES -- 0.5%
  Diageo PLC (United Kingdom)...............................      3,000,000      27,599,940
                                                                             --------------

DECEMBER 31, 1997

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
FOREST PRODUCTS -- 7.9%
  Fort James Corp...........................................        560,000  $   21,420,000
  Georgia-Pacific Corp......................................      1,158,000      70,348,500
  Georgia-Pacific Corp. (a).................................      1,158,000      26,272,125
  International Paper Co....................................      1,638,000      70,638,750
  Mead Corp.................................................      1,800,000      50,400,000
  Rayonier Inc..............................................        830,400      35,343,900
  Temple-Inland Inc.........................................        892,500      46,688,906
  Weyerhaeuser Co...........................................      1,522,500      74,697,656
  Willamette Industries, Inc................................      2,500,000      80,468,750
                                                                             --------------
                                                                                476,278,587
                                                                             --------------
HOSPITALS/ HOSPITAL MANAGEMENT -- 5.0%
  Columbia/HCA Healthcare Corp..............................      2,383,500      70,611,187
  Foundation Health Corp. (a)...............................      2,044,210      45,739,199
  PacifiCare Health Systems, Inc. (a).......................        291,500      15,267,312
  Tenet Healthcare Corp. (a)................................      3,237,832     107,253,185
  Wellpoint Health Networks Inc.............................      1,508,300      63,725,675
                                                                             --------------
                                                                                302,596,558
                                                                             --------------
INSURANCE -- 10.9%
  American Financial Group, Inc.............................        552,700      22,280,719
  American General Corp.....................................      1,000,000      54,062,500
  Chubb Corp................................................      2,206,400     166,859,000
  Citizens Corp.............................................        700,000      20,125,000
  Equitable Companies, Inc..................................      1,800,000      89,550,000
  Old Republic International Corp...........................      1,950,885      72,548,536
  SAFECO Corp...............................................      2,327,000     113,441,250
  St. Paul Companies, Inc...................................        826,900      67,857,481
  Western National Corp.....................................      1,624,300      48,119,888
                                                                             --------------
                                                                                654,844,374
                                                                             --------------
METALS-FERROUS -- 0.6%
  Bethlehem Steel Corp. (a).................................        500,000       4,312,500
  Birmingham Steel Corp.....................................      1,527,400      24,056,550
  Carpenter Technology Corp.................................        100,000       4,806,250
                                                                             --------------
                                                                                 33,175,300
                                                                             --------------
METALS-NON FERROUS -- 1.1%
  Aluminum Company of America...............................        600,000      42,225,000
  Cyprus Amax Minerals Co...................................      1,533,200      23,572,950
  Nord Resources Corp. (a)..................................        130,500         236,531
                                                                             --------------
                                                                                 66,034,481
                                                                             --------------
MISCELLANEOUS - CONSUMER GROWTH/STABLE -- 0.5%
  Eastman Kodak Co..........................................        475,000      28,885,938
                                                                             --------------
OIL & GAS -- 2.4%
  Amerada Hess Corp.........................................        325,000      17,834,375
  Atlantic Richfield Co.....................................      1,081,700      86,671,213
  Total SA, ADR (France)....................................        738,365      40,979,258
                                                                             --------------
                                                                                145,484,846
                                                                             --------------
OIL & GAS EXPLORATION/PRODUCTION -- 3.7%
  Elf Aquitaine SA, ADR (France)............................      2,424,433     142,132,385
  Occidental Petroleum Corp.................................      1,100,000      32,243,750
  Oryx Energy Co. (a).......................................      1,600,000      40,800,000
  Union Texas Petroleum Holdings, Inc.......................        504,500      10,499,906
                                                                             --------------
                                                                                225,676,041
                                                                             --------------
PRECIOUS METALS -- 0.4%
  AMAX Gold Inc. (a)........................................        131,342         303,728
  Newmont Mining Corp.......................................        883,900      25,964,563
                                                                             --------------
                                                                                 26,268,291
                                                                             --------------
RESTAURANTS -- 1.6%
  Darden Restaurants, Inc...................................      7,922,700      99,033,750
                                                                             --------------
RETAIL -- 8.0%
  BJ'S Wholesale Club, Inc. (a).............................      1,300,000      40,787,500
  Dayton-Hudson Corp........................................        358,800      24,219,000

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B25

DECEMBER 31, 1997

                                                                                 VALUE
COMMON STOCKS (CONTINUED)                                        SHARES         (NOTE 2)
                                                              -------------  --------------
  Dillard's, Inc............................................      3,300,000  $  116,325,000
  Homebase, Inc. (a)........................................      1,300,000      10,237,500
  Kmart Corp. (a)...........................................      6,500,000      75,156,250
  Nine West Group, Inc. (a).................................        715,800      18,566,063
  Petrie Stores Corp. (a)...................................        540,000       1,651,050
  Sears, Roebuck and Co.....................................        690,000      31,222,500
  Tandy Corp................................................      2,765,800     106,656,163
  Toys 'R' Us, Inc. (a).....................................      1,800,000      56,587,500
                                                                             --------------
                                                                                481,408,526
                                                                             --------------
TELECOMMUNICATIONS -- 5.4%
  360 Communication Co. (a).................................      1,696,066      34,239,332
  AT&T Corp.................................................      1,950,000     119,437,500
  Loral Corp................................................      1,800,000      38,587,500
  Portugal Telecom SA, ADR (Portugal).......................      1,262,500      59,337,500
  Telefonica de Espana, SA, ADR (Spain).....................        800,000      72,850,000
                                                                             --------------
                                                                                324,451,832
                                                                             --------------
TEXTILES -- 0.0%
  Worldtex, Inc. (a)........................................        107,199         850,892
                                                                             --------------
TRANSPORTATION -- 0.4%
  OMI Corp. (a).............................................      1,000,000       9,187,500
  Overseas Shipholding Group, Inc...........................        600,000      13,087,500
                                                                             --------------
                                                                                 22,275,000
                                                                             --------------
UTILITY - ELECTRIC -- 2.3%
  American Electric Power, Inc..............................        180,000       9,292,500
  GPU, Inc..................................................        500,000      21,062,500
  Houston Industries, Inc...................................        974,519      26,007,476
  Long Island Lighting Co...................................      1,541,400      46,434,675
  Unicom Corp...............................................      1,112,900      34,221,675
                                                                             --------------
                                                                                137,018,826
                                                                             --------------
UTILITY - WATER -- 0.1%
  American Water Works Co., Inc.............................        270,000       7,374,375
                                                                             --------------
WASTE MANAGEMENT -- 0.5%
  Waste Management, Inc.....................................      1,100,000      30,250,000
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $3,193,641,271)....................................................   5,020,431,547
                                                                             --------------

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT
SHORT-TERM INVESTMENTS -- 16.7%                        RATING       (000)
                                                    ------------  ---------
CERTIFICATES OF DEPOSIT-YANKEE -- 2.3%
  Bank of Montreal, (Canada),
    5.90%, 01/16/98...............................       P1       $  27,000      27,000,000
  Barclays Bank PLC, (United Kingdom)
    5.64%, 01/20/98...............................       P1          21,000      20,997,178
  Bayerische LandesBank, (Federal Republic of
    Germany)
    5.69%, 01/28/98...............................       P1          20,000      19,997,165
  Bayerische VereinBank, (Federal Republic of
    Germany)
    5.69%, 01/23/98...............................       P1          13,000      12,998,349
  Canadian Imperial Bank, (Canada)
    5.80%, 02/13/98...............................       P1          59,000      59,000,000
                                                                             --------------
                                                                                139,992,692
                                                                             --------------

DECEMBER 31, 1997

                                                                  PRINCIPAL
                                                      MOODY'S      AMOUNT        VALUE
SHORT-TERM INVESTMENTS (CONT'D)                        RATING       (000)       (NOTE 2)
                                                    ------------  ---------  --------------
COMMERCIAL PAPER -- 4.6%
  Associates Corp. of North America,
    5.70%, 01/15/98...............................       P1       $  17,000  $   16,965,008
    5.70%, 01/16/98...............................       P1          24,000      23,946,800
  Associates First Capital Corp.,
    5.75%, 01/30/98...............................       P1          19,000      18,915,028
  Bell Atlantic Financial,
    5.80%, 01/14/98...............................       P1           9,000       8,982,600
  Beneficial Corp.,
    5.74%, 02/12/98...............................       P1          59,000      58,614,304
  General Electric Capital Corp.,
    5.71%, 01/23/98...............................       P1          27,000      26,910,067
    5.80%, 01/14/98...............................       P1          34,000      33,934,267
  Morgan (J.P.) & Co., Inc.,
    5.77%, 02/10/98...............................       P1           8,030       7,979,806
  Norwest Financial, Inc.,
    5.70%, 01/16/98...............................       P1          48,384      48,276,749
  Smith Barney, Inc.,
    5.82%, 01/15/98...............................       P1          10,000       9,978,983
  Xerox Corp.,
    5.75%, 02/10/98...............................       P1          20,000      19,875,417
                                                                             --------------
                                                                                274,379,029
                                                                             --------------
REPURCHASE AGREEMENT -- 8.1%
  Joint Repurchase Agreement Account,
    6.53%, 01/02/98
      (Note 5)....................................                  490,528     490,528,000
                                                                             --------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.7%
  Federal Home Loan Mortgage Corp.,
    5.61%, 03/10/98...............................                    7,000       6,929,020
  Federal National Mortgage Association,
    5.40%, 02/05/98...............................                   10,000       9,946,200
    5.63%, 08/14/98...............................                    8,000       7,991,760
    5.71%, 09/09/98...............................                   15,000      14,983,650
    5.89%, 05/21/98...............................                   12,200      12,209,516
  United States Treasury Notes,
    5.125%, 02/28/98..............................                   20,000      19,984,400
    5.875%, 04/30/98..............................                   10,000      10,012,500
    6.125%, 08/31/98..............................                   18,000      18,056,160
                                                                             --------------
                                                                                100,113,206
                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,004,995,132)....................................................   1,005,012,927
                                                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (cost $4,198,636,403; Note 6)............................................   6,025,444,474
                                                                             --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.0%)...................................................      (1,464,443)
                                                                             --------------
TOTAL NET ASSETS -- 100.0%.................................................  $6,023,980,031
                                                                             --------------
                                                                             --------------

The following abbreviations are used in portfolio descriptions:

    ADR     --  American Depository Receipt.
    PLC     --  Public Limited Company (British Corporation).
    SA      --  Sociedad Anonima (Spanish Corporation) or Societe
                  Anonyme (French Corporation).

(a)  Non-Income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B26

                                GLOBAL PORTFOLIO

DECEMBER 31, 1997

LONG-TERM INVESTMENTS -- 93.1%
                                                                       VALUE
COMMON STOCKS -- 92.1%                                 SHARES         (NOTE 2)
                                                    ------------- --------------

AUSTRALIA -- 2.6%
  Brambles Industries, Ltd. (Diversified
    Operations)...................................       615,200  $   12,204,445
  FXF Trust (Media) (a)...........................       224,600          38,045
  Publishing and Broadcasting, Ltd. (Media).......       224,600       1,011,704
  Woolworths, Ltd. (Retail).......................     1,056,356       3,530,548
                                                                  --------------
                                                                      16,784,742
                                                                  --------------
FEDERAL REPUBLIC OF GERMANY -- 4.0%
  Linde, AG (Machinery)...........................        12,040       7,350,730
  SAP, AG (Computer Services).....................        39,100      11,881,426
  Volkswagen, AG (Autos - Cars & Trucks)..........        11,700       6,583,669
                                                                  --------------
                                                                      25,815,825
                                                                  --------------
FINLAND -- 2.0%
  Nokia Corp. (Class "A" Stock)
    (Telecommunications)..........................       177,300      12,587,555
                                                                  --------------
FRANCE -- 5.1%
  Carrefour Supermarche, SA (Retail)..............        10,300       5,375,551
  France Telecom, SA (Telecommunications) (a).....        50,000       1,814,178
  Legrand, SA (Electrical Equipment)..............        42,500       8,469,625
  Total, SA (Class "B" Stock) (Petroleum).........        69,400       7,555,389
  Valeo, SA (Autos - Cars & Trucks)...............       144,685       9,816,408
                                                                  --------------
                                                                      33,031,151
                                                                  --------------
HONG KONG -- 2.0%
  Hutchison Whampoa, Ltd. (Diversified
    Operations)...................................     1,349,000       8,444,308
  New World Development Co., Ltd. (Real Estate
    Development)..................................     1,179,000       4,078,110
                                                                  --------------
                                                                      12,522,418
                                                                  --------------
IRELAND -- 2.7%
  Bank Of Ireland (Banks and Savings & Loans).....     1,105,100      17,066,660
                                                                  --------------
ITALY -- 4.7%
  Credito Italiano (Financial Services) (a).......     3,307,500      10,200,510
  Telecom Italia Mobile SpA
    (Telecommunications)..........................     4,263,000      19,678,808
                                                                  --------------
                                                                      29,879,318
                                                                  --------------
JAPAN -- 5.2%
  Aoyama Trading Co., Ltd. (Retail)...............       214,000       3,823,333
  Daibiru Corp. (Real Estate Development).........     1,070,000       7,835,372
  Daito Trust Construction Co. (Construction).....       541,000       3,306,192
  NAMCO, Ltd. (Leisure)...........................        70,500       2,048,806
  Nomura Securities Co., Ltd (Financial
    Services).....................................       709,000       9,459,495
  Okumura Corp. (Construction)....................     1,275,000       3,030,710
  Senshukai Co., Ltd. (Retail)....................       163,000         612,430
  Shiseido Co., Ltd. (Cosmetics & Soaps)..........       116,000       1,583,253
  Xebio Co., Ltd. (Retail)........................       146,900       1,171,460
  Yamamura Glass Co., Ltd. (Household Products)...        95,000         105,624
                                                                  --------------
                                                                      32,976,675
                                                                  --------------

DECEMBER 31, 1997

                                                                      VALUE
COMMON STOCKS (CONTINUED)                             SHARES         (NOTE 2)
                                                    ------------  --------------

NETHERLANDS -- 2.6%
  Nutricia Verenigde Bedrijven (Food &
    Beverages)....................................       200,000  $    6,067,713
  Royal Dutch Petroleum Co. (Oil Services)........       186,100      10,217,895
  SGS-Thomson Microelectronics, N.V.
    (Electronics) (a).............................         5,440         332,180
                                                                  --------------
                                                                      16,617,788
                                                                  --------------
PHILIPPINES -- 1.0%
  Philippine Long Distance Telephone,
    ADR (Telecommunications)......................       276,400       6,219,000
                                                                  --------------
SINGAPORE -- 0.2%
  Sembawang Maritime, Ltd. (Trucking/Shipping)....       883,500       1,302,276
                                                                  --------------
SPAIN -- 3.2%
  Banco Central Hispanoamericano, SA (Banks &
    Financial Services) (a).......................       514,212      12,520,792
  Telefonica De Espana (Telecommunications).......       285,300       8,145,293
                                                                  --------------
                                                                      20,666,085
                                                                  --------------
SWEDEN -- 3.9%
  Allgon Corp. (Electronics)......................        48,000         648,381
  Hennes & Mauritz, AB (Retail)...................       261,300      11,545,492
  Mo Och Domsjo, AB (Series "B" Free) (Forest
    Products).....................................       124,800       3,229,784
  Nordbanken Holding, AB (Banks & Financial
    Services) (a).................................     1,697,000       9,619,072
                                                                  --------------
                                                                      25,042,729
                                                                  --------------
SWITZERLAND -- 1.5%
  Novartis, AG (Drugs and Medical Supplies).......         5,900       9,564,295
                                                                  --------------
UNITED KINGDOM -- 11.9%
  Barclays, PLC (Banks and Savings & Loans).......       353,200       9,455,372
  Dixons Group, PLC (Retail)......................       886,200       8,943,430
  Guest Kean & Nettlefolds, PLC (Autos - Cars &
    Trucks).......................................       339,840       6,999,582
  Hays, PLC (Commercial Services).................       584,400       7,823,669
  Johnson Matthey, PLC (Precious Metals)..........       723,400       6,511,877
  Royal & Sun Alliance Insurance Group, PLC
    (Insurance)...................................       701,400       7,101,620
  Siebe, PLC (Machinery)..........................       482,240       9,518,364
  Vodafone Group, PLC (Telecommunications)........     2,692,600      19,568,417
                                                                  --------------
                                                                      75,922,331
                                                                  --------------
UNITED STATES -- 39.5%
  3Com Corp. (Computers) (a)......................       152,200       5,317,487
  Adaptec, Inc. (Computer Services) (a)...........       276,400      10,261,350
  Adobe Systems, Inc. (Computer Services).........       199,500       8,229,375
  Baker Hughes, Inc. (Oil & Gas Services).........       184,300       8,040,087
  Circus Circus Enterprises, Inc. (Leisure) (a)...       346,300       7,099,150
  Cisco Systems, Inc. (Computers) (a).............       260,700      14,534,025
  Consolidated Stores Corp. (Retail) (a)..........       215,400       9,464,137

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B27

DECEMBER 31, 1997

                                                                       VALUE
COMMON STOCKS (CONTINUED)                              SHARES         (NOTE 2)
                                                    ------------- --------------

  Electronic Arts, Inc. (Computer Services) (a)...       264,000  $    9,982,500
  Intel Corp. (Electronics).......................       113,600       7,980,400
  Mattel, Inc. (Toys).............................       323,658      12,056,260
  Microsoft Corp. (Computer Services) (a).........        91,200      11,787,600
  Mirage Resorts, Inc. (Leisure) (a)..............       342,800       7,798,700
  Mobil Corp. (Oil & Gas).........................       182,700      13,188,656
  Oracle Corp. (Computer Services) (a)............       190,500       4,250,531
  PMC-Sierra, Inc. (Electronics) (a)..............       287,500       8,912,500
  Proffitt's, Inc. (Retail) (a)...................       170,400       4,845,750
  Progressive Corp. (Insurance)...................        49,800       5,969,775
  Quorum Health Group, Inc. (Hospitals) (a).......       228,400       5,966,950
  Safeway, Inc. (Retail) (a)......................       166,600      10,537,450
  Tenet Healthcare Corp. (Hospitals/ Hospital
    Management) (a)...............................       242,000       8,016,250
  Texas Instruments, Inc. (Electronics)...........       248,800      11,196,000
  The Limited, Inc. (Retail)......................       383,200       9,771,600
  Tiffany & Co. (Retail)..........................       180,000       6,491,250
  Time Warner, Inc. (Media).......................       195,000      12,090,000
  Transocean Offshore, Inc. (Petroleum
    Services).....................................       179,500       8,649,656
  U.S.A. Waste Services, Inc. (Environmental
    Services) (a).................................       185,300       7,273,025
  Walt Disney Co. (Leisure).......................       103,900      10,292,594
  Wells Fargo & Co. (Banks and Savings & Loans)...        35,700      12,117,919
                                                                  --------------
                                                                     252,120,977
                                                                  --------------
TOTAL COMMON STOCKS
  (cost $472,116,637)...........................................     588,119,825
                                                                  --------------

PREFERRED STOCKS -- 1.0%
FEDERAL REPUBLIC OF GERMANY -- 1.0%
  Wella, AG (Cosmetics & Soaps)
    (cost $6,328,858).............................         8,500       6,451,389
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS
  (cost $478,445,495)...........................................     594,571,214
                                                                  --------------

                                                      PRINCIPAL
                                                       AMOUNT
SHORT-TERM INVESTMENT -- 3.7%                           (000)
                                                    -------------
REPURCHASE AGREEMENT
  UNITED STATES
  Merrill Lynch, Pierce, Fenner & Smith, Inc.,
    6.25%, 01/02/98 (cost $23,539,000) (b).......  $      23,539      23,539,000
                                                                  --------------
TOTAL INVESTMENTS -- 96.8%
  (cost $501,984,495; Note 6)...................................     618,110,214
FORWARD CURRENCY CONTRACTS --
  NET AMOUNT RECEIVABLE FROM
  COUNTERPARTIES (C) -- 0.1%....................................         473,292
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.1%...................
                                                                      19,817,846
                                                                  --------------
TOTAL NET ASSETS -- 100.0%......................................  $  638,401,352
                                                                  --------------
                                                                  --------------

DECEMBER 31, 1997

The following abbreviations are used in portfolio descriptions:

    AB      Aktiebolag (Swedish Stock Company)
    AG      Aktiengesellschaft (German Stock Company)
    N.V.    Naamloze Vennootschap (Dutch Corporation)
    PLC     Public Limited Company (British Corporation)
    SA      Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
              Corporation)

(a)  Non-income producing security.

(b) Merrill Lynch, Pierce, Fenner & Smith, Inc., repurchase price $23,547,664 due 1/2/98. The value of the collateral was $24,008,143.

(c) Outstanding forward currency contracts at December 31, 1997 were as follows:

                                VALUE AT
      FOREIGN CURRENCY         SETTLEMENT       CURRENT      APPRECIATION
         CONTRACTS                DATE           VALUE      (DEPRECIATION)
----------------------------  -------------  -------------  ---------------
   Sale:
     Hong Kong Dollar,
       expiring 04/27/98....  $   2,122,100  $   2,202,596    $   (80,496)
     Japanese Yen,
       expiring 05/21/98....  $  16,000,000  $  15,446,212    $   553,788

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1997 were as follows:


Commercial Banks                                              12.6%
Computer Services                                             11.9%
Retail                                                        11.9%
Telecommunications                                            10.6%
Oil & Gas Services                                             7.4%
Electronics                                                    5.9%
Leisure                                                        4.3%
Automobiles                                                    3.7%
Diversified Operations                                         3.2%
Machinery                                                      2.6%
Hospitals                                                      2.2%
Media                                                          2.1%
Insurance                                                      2.1%
Toys                                                           1.9%
Real Estate Development                                        1.9%
Drugs & Medical Supplies                                       1.5%
Cosmetics & Soaps                                              1.3%
Commercial Services                                            1.2%
Environmental Services                                         1.1%
Precious Metals                                                1.0%
Construction                                                   1.0%
Food & Beverage                                                1.0%
Forest Products                                                0.5%
Trucking & Shipping                                            0.2%
Repurchase Agreement                                           3.7%
                                                         ---------
                                                              96.8%
                                                         ---------
Forward currency contracts                                     0.1%
Other assets in excess of liabilities                          3.1%
                                                         ---------
                                                             100.0%
                                                         ---------
                                                         ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B28

                      NOTES TO THE FINANCIAL STATEMENTS OF
                              CERTAIN PORTFOLIOS OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

         The Prudential Series Fund, Inc. ("Series Fund"), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of fifteen Portfolios ("Portfolio" or "Portfolios"), each with a separate series of capital stock. The information presented in these financial statements pertains to only the seven Portfolios available for investment by VCA-24: Diversified Bond Portfolio, Government Income Portfolio, Conservative Balanced Portfolio, Flexible Managed Portfolio, Stock Index Portfolio, Equity Portfolio and Global Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"), Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2:  ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements.

         Securities Valuation: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors.

         Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

         Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited. (See Note 5).

         Foreign Currency Translation: The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of investments securities, other assets and liabilities - at the current rates of exchange.

         (ii) purchases and sales of investment securities, income and expenses
         - at the rate of exchange prevailing on the respective dates of such transactions.

         Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio


                                       B29
         securities sold during the fiscal year. Accordingly, these realized and unrealized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

         Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

         Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

         Short Sales: Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the buyer. The proceeds of the short sale will be retained by the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

         Options: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sales or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

         The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased
         (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

         Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

         The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

         Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is


                                       B30
         recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium is recorded on the accrual basis. Certain portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be a return of capital and is recorded as a reduction of their costs. During the year ended December 31, 1997, certain Portfolios purchased securities from and sold securities to other Portfolios of the Series Fund or other funds or accounts managed by The Prudential or its affiliates in accordance with the provisions of Rule 17a-7 of the Investment Company Act of 1940. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at a Portfolio level.

         Custody Fee Credits: The Series Fund, exclusive of the Global Portfolio, has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

         Taxes: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

         Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

         Dividends and Distributions: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund. Each Portfolio will declare and distribute dividends from net investment income, if any, quarterly and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

         Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

         Reclassification of Capital Accounts: The Series Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2:
         Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended December 31, 1997, the application of this statement increased (decreased) paid-in capital in excess of par ("PC"), undistributed net investment income ("UNI") and accumulated net realized gains (losses) on investments ("GL") by the following amounts:

                                             PC          UNI          G/L
                                         ----------  -----------  ------------

Conservative Balanced Portfolio........  $   33,509  $    48,752  $    (82,261)
Flexible Managed Portfolio.............          --      625,749      (625,749)
Equity Portfolio.......................          --      247,917      (247,917)
Global Portfolio.......................    (903,000)   6,950,576    (6,047,576)


         Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE 3:  AGREEMENTS

         The Series Fund has an investment advisory agreement with The Prudential. Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. The Prudential has entered into a service agreement with The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the Series Fund. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.


                                       B31

         The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the Portfolio's average daily net assets:


                          Fund                    Investment Advisory Fee
         ---------------------------------------  ------------------------

         Diversified Bond Portfolio.............             0.40%
         Government Income Portfolio............             0.40
         Conservative Balanced Portfolio........             0.55
         Flexible Managed Portfolio.............             0.60
         Stock Index Portfolio..................             0.35
         Equity Portfolio.......................             0.45
         Global Portfolio.......................             0.75


         The Prudential has agreed to refund to a Portfolio (other than the Global Portfolio), the portion of the investment advisory fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended December 31, 1997.

         PIC is an indirect, wholly-owned subsidiaries of The Prudential.

         The Series Fund entered into a credit agreement (the "Agreement") on October 28, 1997 with an unaffiliated lender. The maximum commitment under the Agreement is $250,000,000. The Agreement expires on December 18, 1998. Interest on any such borrowings will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Series Fund has not borrowed any amounts pursuant to the Agreement as of December 31, 1997. The Series Fund pays a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly by the Series Fund.

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

         For the fiscal year ended December 31, 1997, Prudential Securities Incorporated, an indirect, wholly-owned subsidiary of The Prudential, earned $881,879 in brokerage commissions from transactions executed on behalf of the following Portfolios:

                           Fund                    Commission
          ---------------------------------------  -----------

          Conservative Balanced Portfolio........   $ 256,752
          Flexible Managed Portfolio.............     428,008
          Equity Portfolio.......................     189,498
          Global Portfolio.......................       7,621
                                                   -----------
                                                    $ 881,879


NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

         The Portfolios of the Series Fund (excluding Global Portfolio) may transfer uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented $1,038,519,000 as of December 31, 1997. The Portfolios of the Series Fund with cash invested in the joint accounts had the following principal amounts and percentage participation in the account:


                                                      Principal     Percentage
                                                       Amount        Interest
                                                   ---------------  ----------

          Diversified Bond Portfolio.............  $    45,329,000      4.37%
          Government Income Portfolio............       13,337,000      1.28
          Conservative Balanced Portfolio........       81,783,000      7.88
          Flexible Managed Portfolio.............      137,860,000     13.28
          Stock Index Portfolio..................       98,176,000      9.45
          Equity Portfolio.......................      490,528,000     47.23
          All other portfolios (currently not
            available to VCA-24).................      171,506,000     16.51
                                                   $ 1,038,519,000    100.00%


                                       B32

         As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

         CIBC Oppenheimer, 6.10%, in the principal amount of $138,519,000, repurchase price $138,566,045, due 1/2/98. The value of the collateral including accrued interest was $141,862,492.

         Salomon Smith Barney Inc., 6.75%, in the principal amount of $300,000,000, repurchase price $300,112,500, due 1/2/98. The value of the collateral including accrued interest was $306,560,575.

         SBC Warburg Dillon Read Inc., 6.50%, in the principal amount of $300,000,000, repurchase price $300,108,333, due 1/2/98. The value of the collateral including accrued interest was $306,557,797.

         UBS Securities Corp., 6.55%, in the principal amount of $300,000,000, repurchase price $300,109,167, due 1/2/98. The value of the collateral including accrued interest was $306,001,638.

NOTE 6:  PORTFOLIO SECURITIES

         The aggregate cost of purchases and the proceeds from the sales of securities (excluding short-term issues) for the fiscal year ended December 31, 1997 were as follows:


         Cost of Purchases:

                       DIVERSIFIED    GOVERNMENT    CONSERVATIVE     FLEXIBLE         STOCK
                          BOND          INCOME        BALANCED        MANAGED         INDEX         EQUITY         GLOBAL
                      -------------  -------------  -------------  -------------  -------------  -------------  -------------
Non-Government......  $ 945,035,546  $  32,595,904  $7,826,155,071 $8,194,217,051 $ 403,642,905  $ 867,315,279  $ 444,118,554
Government..........  $ 698,725,477  $ 339,764,606  $5,017,442,019 $3,054,412,991       0              0              0

         Proceeds from Sales:

                      DIVERSIFIED    GOVERNMENT   CONSERVATIVE     FLEXIBLE        STOCK
                          BOND         INCOME       BALANCED        MANAGED        INDEX        EQUITY        GLOBAL
                      ------------  ------------  -------------  -------------  -----------  ------------  ------------
Non-Government......  $874,682,352  $ 45,532,205  $7,823,232,061 $8,576,103,609 $93,393,476  $566,041,815  $430,051,852
Government..........  $748,008,571  $378,144,111  $5,106,797,609 $3,018,431,969      0            0             0


         The federal income tax basis and unrealized appreciation (depreciation) of the Portfolios' investments as of December 31, 1997 were as follows:

                       DIVERSIFIED    GOVERNMENT    CONSERVATIVE     FLEXIBLE         STOCK
                          BOND          INCOME        BALANCED        MANAGED         INDEX         EQUITY         GLOBAL
                      -------------  -------------  -------------  -------------  -------------  -------------  -------------
Gross Unrealized
  Appreciation......  $  30,167,647  $  13,268,358  $ 311,261,405  $ 565,581,079  $1,004,558,128 $1,911,479,018 $ 144,895,851
Gross Unrealized
  Depreciation......     17,570,453             --    111,299,483    149,894,627     20,055,024     84,670,946     28,770,132
Total Net
  Unrealized........     12,597,194     13,268,358    199,961,922    415,686,452    984,503,104  1,826,808,072    116,125,719
Tax Basis...........    790,688,975    411,381,627  4,496,062,195  5,055,701,095  1,468,430,760  4,198,636,403    501,984,495


         For federal income tax purposes, the following Portfolio had a capital loss carryforward as of December 31, 1997. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount:

                                          CAPITAL LOSSES    CAPITAL LOSSES
                                          CARRYFORWARDS     CARRYFORWARDS
                                         UTILIZED IN 1997     AVAILABLE      EXPIRATION DATE
                                         ----------------   --------------   ----------------
Government Income Portfolio............     $ 649,746        $ 7,267,545         12/31/2003


                                       B33

FINANCIAL HIGHLIGHTS

                                                                    DIVERSIFIED BOND
                                                    ------------------------------------------------
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                    ------------------------------------------------
                                                      1997      1996    1995(a)   1994(a)   1993(a)
                                                    --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year................  $  11.07  $  11.31  $  10.04  $  11.10  $  10.83
                                                    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................      0.80      0.76      0.76      0.68      0.68
Net realized and unrealized gains (losses) on
  investments.....................................      0.11     (0.27)     1.29     (1.04)     0.40
                                                    --------  --------  --------  --------  --------
    Total from investment operations..............      0.91      0.49      2.05     (0.36)     1.08
                                                    --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income..............     (0.83)    (0.73)    (0.75)    (0.68)    (0.66)
Distributions from net realized gains.............     (0.13)       --     (0.03)    (0.02)    (0.15)
                                                    --------  --------  --------  --------  --------
    Total distributions...........................     (0.96)    (0.73)    (0.78)    (0.70)    (0.81)
                                                    --------  --------  --------  --------  --------
Net Asset Value, end of year......................  $  11.02  $  11.07  $  11.31  $  10.04  $  11.10
                                                    --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b).......................      8.57%     4.40%    20.73%    (3.23)%    10.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).............    $816.7    $720.2    $655.8    $541.6    $576.2
Ratios to average net assets:
  Expenses........................................      0.43%     0.45%     0.44%     0.45%     0.46%
  Net investment income...........................      7.18%     6.89%     7.00%     6.41%     6.05%
Portfolio turnover rate...........................       224%      210%      199%       32%       41%


FINANCIAL HIGHLIGHTS

                                                                   GOVERNMENT INCOME
                                                    ------------------------------------------------
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                    ------------------------------------------------
                                                      1997      1996    1995(a)   1994(a)   1993(a)
                                                    --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year................  $  11.22  $  11.72  $  10.46  $  11.78  $  11.09
                                                    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................      0.75      0.75      0.74      0.70      0.70
Net realized and unrealized gains (losses) on
  investments.....................................      0.30     (0.51)     1.28     (1.31)     0.68
                                                    --------  --------  --------  --------  --------
    Total from investment operations..............      1.05      0.24      2.02     (0.61)     1.38
                                                    --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income..............     (0.75)    (0.74)    (0.76)    (0.71)    (0.64)
Distributions from net realized gains.............        --        --        --        --     (0.05)
                                                    --------  --------  --------  --------  --------
    Total distributions...........................     (0.75)    (0.74)    (0.76)    (0.71)    (0.69)
                                                    --------  --------  --------  --------  --------
Net Asset Value, end of year......................  $  11.52  $  11.22  $  11.72  $  10.46  $  11.78
                                                    --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b).......................      9.67%     2.22%    19.48%    (5.16)%    12.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).............    $429.6    $482.0    $501.8    $487.6    $540.1
Ratios to average net assets:
  Expenses........................................      0.44%     0.46%     0.45%     0.45%     0.46%
  Net investment income...........................      6.40%     6.38%     6.55%     6.30%     5.91%
Portfolio turnover rate...........................        88%       95%      195%       34%       19%


(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B34

FINANCIAL HIGHLIGHTS

                                                                    CONSERVATIVE BALANCED
                                                    -----------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                                                    -----------------------------------------------------
                                                      1997       1996      1995(a)    1994(a)    1993(a)
                                                    ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year................  $   15.52  $   15.31  $   14.10  $   14.91  $   14.24
                                                    ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................       0.76       0.66       0.63       0.53       0.49
Net realized and unrealized gains (losses) on
  investments.....................................       1.26       1.24       1.78      (0.68)      1.23
                                                    ---------  ---------  ---------  ---------  ---------
    Total from investment operations..............       2.02       1.90       2.41      (0.15)      1.72
                                                    ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income..............      (0.76)     (0.66)     (0.64)     (0.51)     (0.47)
Distributions from net realized gains.............      (1.81)     (1.03)     (0.56)     (0.15)     (0.58)
                                                    ---------  ---------  ---------  ---------  ---------
    Total distributions...........................      (2.57)     (1.69)     (1.20)     (0.66)     (1.05)
                                                    ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year......................  $   14.97  $   15.52  $   15.31  $   14.10  $   14.91
                                                    ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b).......................      13.45%     12.63%     17.27%     (0.97)%     12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).............   $4,744.2   $4,478.8   $3,940.8   $3,501.1   $3,103.2
Ratios to average net assets:
  Expenses........................................       0.56%      0.59%      0.58%      0.61%      0.60%
  Net investment income...........................       4.48%      4.13%      4.19%      3.61%      3.22%
Portfolio turnover rate...........................        295%       295%       201%       125%        79%
Average commission rate paid per share............    $0.0563    $0.0554        N/A        N/A        N/A


                                                                      FLEXIBLE MANAGED
                                                    -----------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                                                    -----------------------------------------------------
                                                      1997       1996      1995(a)    1994(a)    1993(a)
                                                    ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year................  $   17.79  $   17.86  $   15.50  $   16.96  $   16.01
                                                    ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................       0.59       0.57       0.56       0.47       0.57
Net realized and unrealized gains (losses) on
  investments.....................................       2.52       1.79       3.15      (1.02)      1.88
                                                    ---------  ---------  ---------  ---------  ---------
    Total from investment operations..............       3.11       2.36       3.71      (0.55)      2.45
                                                    ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income..............      (0.58)     (0.58)     (0.56)     (0.45)     (0.57)
Distributions from net realized gains.............      (3.04)     (1.85)     (0.79)     (0.46)     (0.93)
                                                    ---------  ---------  ---------  ---------  ---------
    Total distributions...........................      (3.62)     (2.43)     (1.35)     (0.91)     (1.50)
                                                    ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year......................  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                                    ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b).......................      17.96%     13.64%     24.13%     (3.16)%     15.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).............   $5,490.1   $4,896.9   $4,261.2   $3,481.5   $3,292.2
Ratios to average net assets:
  Expenses........................................       0.62%      0.64%      0.63%      0.66%      0.66%
  Net investment income...........................       3.02%      3.07%      3.30%      2.90%      3.30%
Portfolio turnover rate...........................        227%       233%       173%       124%        63%
Average commission rate paid per share............    $0.0569    $0.0563        N/A        N/A        N/A


(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B35

FINANCIAL HIGHLIGHTS

                                                                        STOCK INDEX
                                                    ---------------------------------------------------
                                                                        YEAR ENDED
                                                                       DECEMBER 31,
                                                    ---------------------------------------------------
                                                      1997       1996      1995(a)   1994(a)   1993(a)
                                                    ---------  ---------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year................  $   23.74  $   19.96  $   14.96  $  15.20  $  14.22
                                                    ---------  ---------  ---------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       0.43       0.40       0.40      0.38      0.36
Net realized and unrealized gains (losses) on
  investments.....................................       7.34       4.06       5.13     (0.23)     1.00
                                                    ---------  ---------  ---------  --------  --------
    Total from investment operations..............       7.77       4.46       5.53      0.15      1.36
                                                    ---------  ---------  ---------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income..............      (0.42)     (0.40)     (0.38)    (0.37)    (0.35)
Distributions from net realized gains.............      (0.87)     (0.28)     (0.15)    (0.02)    (0.03)
                                                    ---------  ---------  ---------  --------  --------
    Total distributions...........................      (1.29)     (0.68)     (0.53)    (0.39)    (0.38)
                                                    ---------  ---------  ---------  --------  --------
Net Asset Value, end of year......................  $   30.22  $   23.74  $   19.96  $  14.96  $  15.20
                                                    ---------  ---------  ---------  --------  --------
                                                    ---------  ---------  ---------  --------  --------
TOTAL INVESTMENT RETURN:(b).......................      32.83%     22.57%     37.06%     1.01%     9.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).............   $2,448.2   $1,581.4   $1,031.3    $664.5    $615.1
Ratios to average net assets:
  Expenses........................................       0.37%      0.40%      0.38%     0.42%     0.42%
  Net investment income...........................       1.55%      1.95%      2.27%     2.50%     2.43%
Portfolio turnover rate...........................          5%         1%         1%        2%        1%
Average commission rate paid per share............    $0.0235    $0.0250        N/A       N/A       N/A


                                                                           EQUITY
                                                    -----------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                                                    -----------------------------------------------------
                                                      1997       1996      1995(a)    1994(a)    1993(a)
                                                    ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year................  $   26.96  $   25.64  $   20.66  $   21.49  $   18.90
                                                    ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       0.69       0.71       0.55       0.51       0.42
Net realized and unrealized gains on
  investments.....................................       5.88       3.88       5.89       0.05       3.67
                                                    ---------  ---------  ---------  ---------  ---------
    Total from investment operations..............       6.57       4.59       6.44       0.56       4.09
                                                    ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income..............      (0.70)     (0.67)     (0.52)     (0.49)     (0.40)
Distribution from net realized gains..............      (1.76)     (2.60)     (0.94)     (0.90)     (1.10)
                                                    ---------  ---------  ---------  ---------  ---------
    Total distributions...........................      (2.46)     (3.27)     (1.46)     (1.39)     (1.50)
                                                    ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year......................  $   31.07  $   26.96  $   25.64  $   20.66  $   21.49
                                                    ---------  ---------  ---------  ---------  ---------
                                                    ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b).......................      24.66%     18.52%     31.29%      2.78%     21.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).............   $6,024.0   $4,814.0   $3,813.8   $2,617.8   $2,186.5
Ratios to average net assets:
  Expenses........................................       0.46%      0.50%      0.48%      0.55%      0.53%
  Net investment income...........................       2.27%      2.54%      2.28%      2.39%      1.99%
Portfolio turnover rate...........................         13%        20%        18%         7%        13%
Average commission rate paid per share............    $0.0336    $0.0524        N/A        N/A        N/A


(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B36

FINANCIAL HIGHLIGHTS

                                                                         GLOBAL
                                                    ------------------------------------------------
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                    ------------------------------------------------
                                                      1997      1996    1995(a)   1994(a)   1993(a)
                                                    --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year................  $  17.85  $  15.53  $  13.88  $  14.64  $  10.37
                                                    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................      0.09      0.11      0.06      0.02      0.02
Net realized and unrealized gains (losses) on
  investments.....................................      1.11      2.94      2.14     (0.74)     4.44
                                                    --------  --------  --------  --------  --------
    Total from investment operations..............      1.20      3.05      2.20     (0.72)     4.46
                                                    --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income..............     (0.13)    (0.11)    (0.24)    (0.02)    (0.08)
Dividends in excess of net investment income......     (0.10)       --        --        --        --
Distributions from net realized gains.............     (0.90)    (0.62)    (0.31)    (0.02)    (0.11)
                                                    --------  --------  --------  --------  --------
    Total distributions...........................     (1.13)    (0.73)    (0.55)    (0.04)    (0.19)
                                                    --------  --------  --------  --------  --------
Net Asset Value, end of year......................  $  17.92  $  17.85  $  15.53  $  13.88  $  14.64
                                                    --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b).......................      6.98%    19.97%    15.88%    (4.89)%    43.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).............    $638.4    $580.6    $400.1    $345.7    $129.1
Ratios to average net assets:
  Expenses........................................      0.85%     0.92%     1.06%     1.23%     1.44%
  Net investment income...........................      0.47%     0.64%     0.44%     0.20%     0.18%
Portfolio turnover rate...........................        70%       41%       59%       37%       55%
Average commission rate paid per share............   $0.0247   $0.0358       N/A       N/A       N/A


(a)  Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       B37

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL SERIES FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Bond, Government Income, Conservative Balanced, Flexible Managed, Stock Index, Equity and Global Portfolios (seven of the fifteen portfolios that constitute The Prudential Series Fund, Inc.; the "Portfolios") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended December 31, 1995 for each of the Portfolios were audited by other independent accountants whose report thereon dated February 15, 1996 expressed an unqualified opinion on those financial highlights.

PRICE WATERHOUSE LLP
1177 Avenue of the America
New York, NY 10036
February 13, 1998


                                       B38

                                 TAX INFORMATION

Although we understand that the vast majority, if not all, of the shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31, 1997) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1997, the Fund paid dividends as follows:


                                   ORDINARY DIVIDENDS
                                   ------------------
                                                                 LONG-TERM CAPITAL GAINS
                                                                 -----------------------
                                                    SHORT-TERM                               TOTAL
                                          INCOME  CAPITAL GAINS  TAXED @ 28%  TAXED @ 20%  DIVIDENDS
                                          ------  -------------  -----------  -----------  ---------

Diversified Bond Portfolio..............  $0.827     $  0.079      $ 0.053           --     $ 0.959
Government Income Portfolio.............  0.750            --           --           --       0.750
Conservative Balanced Portfolio.........  0.759         0.585        0.356      $ 0.874       2.574
Flexible Managed Portfolio..............  0.585         0.856        1.016        1.168       3.625
Stock Index Portfolio...................  0.422         0.068        0.024        0.771       1.285
Equity Portfolio........................  0.704         0.150        0.682        0.930       2.466
Global Portfolio........................  0.230            --        0.301        0.595       1.126


                                       B39

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER, CFA      W. SCOTT McDONALD, JR.,    E. MICHAEL CAULFIELD
  Chairman,                  Ph.D.                      CEO,
  The Prudential Series      Principal,                 Prudential Investments,
  Fund, Inc.                 Kaludis Consulting         President, The
                             Group                      Prudential Series Fund,
                                                        Inc.

          SAUL K. FENSTER, Ph.D.             JOSEPH WEBER, Ph.D.
            President, New Jersey              Vice President,
            Institute Of Technology            Interclass
                                               (International
                                               Corporate Learning)



                                       B40

                                                                        APPENDIX


                                  DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa    -- Bonds which are rated "Aaa" are judged to be of the best quality.
          They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A      -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds which are rated "Ba" are judged to have speculative elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca     -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C      -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial paper:

o Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--Leading market positions in well-established industries.

--High rates of return of funds employed.

--Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

--Well established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


                                       C1

Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:

Bonds:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

     Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Commercial paper:

     Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.


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